Commonwealth Annuity and Life Insurance Company

Commonwealth Annuity Separate Account A

Financial Statements

December 31, 2020

Commonwealth Annuity and Life Insurance Company

Commonwealth Annuity Separate Account A

Financial Statements

December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Commonwealth Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the Sub-Accounts of Commonwealth Annuity Separate Account A indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-Accounts of Commonwealth Annuity Separate Account A as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Intermediate Bond Portfolio (1)	Goldman Sachs International Real Estate Securities Fund (1)
AB VPS International Value Portfolio (1)	Goldman Sachs Real Estate Securities Fund (1)
AB VPS Small Cap Growth Portfolio (1)	Goldman Sachs Technology Opportunities Fund (1)
AB VPS Small/Mid Cap Value Portfolio (1)	Goldman Sachs VIT Core Fixed Income Fund (1)
Fidelity VIP Contrafund® Portfolio (1)	Goldman Sachs VIT Equity Index Fund (1)
Fidelity VIP Disciplined Small Cap Portfolio (1)	Goldman Sachs VIT Global Trends Allocation Fund (1)
Fidelity VIP Equity-Income Portfolio (1)	Goldman Sachs VIT Government Money Market Fund (1)
Fidelity VIP Freedom 2005 Portfolio (1)	Goldman Sachs VIT Growth Opportunities Fund (1)
Fidelity VIP Freedom 2015 Portfolio (1)	Goldman Sachs VIT High Quality Floating Rate Fund (1)
Fidelity VIP Freedom 2020 Portfolio (1)	Goldman Sachs VIT International Equity Insights Fund (1)
Fidelity VIP Freedom 2025 Portfolio (1)	Goldman Sachs VIT Large Cap Value Fund (1)
Fidelity VIP Freedom 2030 Portfolio (1)	Goldman Sachs VIT Mid Cap Value Fund (1)
Fidelity VIP Freedom 2035 Portfolio (1)	Goldman Sachs VIT Small Cap Equity Insights Fund (1)
Fidelity VIP Freedom 2040 Portfolio (1)	Goldman Sachs VIT Strategic Growth Fund (1)
Fidelity VIP Freedom 2045 Portfolio (1)	Goldman Sachs VIT U.S. Equity Insights Fund (1)
Fidelity VIP Freedom 2050 Portfolio (1)	Invesco Oppenheimer V.I. Conservative Balanced Fund (1)
Fidelity VIP Freedom Income Portfolio (1)	Invesco Oppenheimer V.I. Global Fund (1)
Fidelity VIP Growth Opportunities Portfolio (1)	Invesco Oppenheimer V.I. Global Strategic Income Fund (1)
Fidelity VIP Index 500 Portfolio (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund (1)
Fidelity VIP Mid Cap Portfolio (1)	Invesco V.I. American Franchise Fund (1)
Fidelity VIP Overseas Portfolio (1)	Invesco V.I. Core Equity Fund (1)
Fidelity VIP Strategic Income Portfolio (1)	Invesco V.I. Health Care Fund (1)
FT VIP Franklin Income VIP Fund (1)	Invesco V.I. Mid Cap Core Equity Fund (1)
FT VIP Franklin Mutual Global Discovery VIP Fund (1)	Janus Henderson Enterprise Portfolio (1)
FT VIP Franklin Mutual Shares VIP Fund (1)	Janus Henderson Forty Portfolio (1)
FT VIP Franklin Small Cap Value VIP Fund (1)	Janus Henderson Mid Cap Value Portfolio (1)
FT VIP Templeton Growth VIP Fund (1)	MFS® New Discovery Series (1)
Goldman Sachs Balanced Strategy Portfolio (1)	MFS® Utilities Series (1)
Goldman Sachs Dynamic Global Equity Fund (1)	Pioneer Mid Cap Value VCT Portfolio (1)
Goldman Sachs Growth and Income Strategy Portfolio (1)	Pioneer Select Mid Cap Growth VCT Portfolio (1)
Goldman Sachs Growth Strategy Portfolio (1)
(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

Basis for Opinions

These financial statements are the responsibility of the Commonwealth Annuity and Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Sub-Accounts of Commonwealth Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Sub-Accounts of Commonwealth Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the custodians or the transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP /s/

Boston, Massachusetts

April 6, 2021

We have served as the auditor of one or more of the Sub-Accounts of Commonwealth Annuity Separate Account A since 2005.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	AB VPS Intermediate Bond Portfolio	AB VPS International Value Portfolio	AB VPS Small Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Fidelity VIP Contrafund® Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$1,334,587	$155,663	$443,651	$568,463	$3,836,459
Net assets	$1,334,587	$155,663	$443,651	$568,463	$3,836,459

Net assets by category:
Accumulation reserves	$1,334,587	$155,663	$443,651	$568,463	$3,836,459
Net assets	$1,334,587	$155,663	$443,651	$568,463	$3,836,459

Units outstanding, December 31, 2020	890,308	224,467	101,607	279,238	1,182,918

Investments in shares of the Underlying Funds, at cost	$1,316,748	$155,623	$289,512	$619,544	$2,839,002
Underlying Fund shares held	122,777	10,855	17,494	33,069	82,098

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	Fidelity VIP Disciplined Small Cap Portfolio	Fidelity VIP Equity-Income Portfolio	Fidelity VIP Freedom 2005 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$196,439	$1,664,432	$7,028	$167,749	$1,048,967
Net assets	$196,439	$1,664,432	$7,028	$167,749	$1,048,967

Net assets by category:
Accumulation reserves	$196,439	$1,664,432	$7,028	$167,749	$1,048,967
Net assets	$196,439	$1,664,432	$7,028	$167,749	$1,048,967

Units outstanding, December 31, 2020	75,711	714,605	4,109	89,611	516,247

Investments in shares of the Underlying Funds, at cost	$161,277	$1,549,582	$6,224	$149,052	$821,896
Underlying Fund shares held	11,355	71,805	517	11,948	70,306

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	Fidelity VIP Freedom 2025 Portfolio	Fidelity VIP Freedom 2030 Portfolio	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2040 Portfolio	Fidelity VIP Freedom 2045 Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$404,072	$499,665	$733,317	$896,954	$360,871
Net assets	$404,072	$499,665	$733,317	$896,954	$360,871

Net assets by category:
Accumulation reserves	$404,072	$499,665	$733,317	$896,954	$360,871
Net assets	$404,072	$499,665	$733,317	$896,954	$360,871

Units outstanding, December 31, 2020	187,948	221,757	302,553	361,683	146,346

Investments in shares of the Underlying Funds, at cost	$322,608	$384,924	$556,702	$655,260	$287,182
Underlying Fund shares held	24,210	29,866	27,050	34,766	13,933

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	Fidelity VIP Freedom 2050 Portfolio	Fidelity VIP Freedom Income Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP Mid Cap Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$253,800	$147,048	$2,174,639	$4,592,790	$1,145,872
Net assets	$253,800	$147,048	$2,174,639	$4,592,790	$1,145,872

Net assets by category:
Accumulation reserves	$253,800	$147,048	$2,174,639	$4,592,790	$1,145,872
Net assets	$253,800	$147,048	$2,174,639	$4,592,790	$1,145,872

Units outstanding, December 31, 2020	101,863	101,907	321,392	1,407,819	475,840

Investments in shares of the Underlying Funds, at cost	$204,448	$133,796	$1,097,919	$3,095,467	$992,215
Underlying Fund shares held	10,888	11,597	28,580	12,524	30,729

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	Fidelity VIP Overseas Portfolio	Fidelity VIP Strategic Income Portfolio	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$296,215	$887,133	$3,204,043	$1,285,039	$362,325
Net assets	$296,215	$887,133	$3,204,043	$1,285,039	$362,325

Net assets by category:
Accumulation reserves	$296,215	$887,133	$3,204,043	$1,285,039	$362,325
Net assets	$296,215	$887,133	$3,204,043	$1,285,039	$362,325

Units outstanding, December 31, 2020	161,106	615,938	2,013,850	831,441	255,404

Investments in shares of the Underlying Funds, at cost	$237,217	$863,114	$3,173,990	$1,394,483	$393,917
Underlying Fund shares held	11,284	75,953	213,035	75,993	21,840

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Templeton Growth VIP Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Dynamic Global Equity Fund	Goldman Sachs Growth and Income Strategy Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$718,428	$139,754	$827,812	$414,827	$1,073,196
Net assets	$718,428	$139,754	$827,812	$414,827	$1,073,196

Net assets by category:
Accumulation reserves	$718,428	$139,754	$827,812	$414,827	$1,073,196
Net assets	$718,428	$139,754	$827,812	$414,827	$1,073,196

Units outstanding, December 31, 2020	346,727	115,119	578,468	251,852	718,167

Investments in shares of the Underlying Funds, at cost	$806,194	$152,122	$713,623	$325,292	$815,332
Underlying Fund shares held	49,547	12,512	65,491	19,421	69,194

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs International Real Estate Securities Fund	Goldman Sachs Real Estate Securities Fund	Goldman Sachs Technology Opportunities Fund	Goldman Sachs VIT Core Fixed Income Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$1,376,232	$100,720	$323,941	$1,315,927	$848,225
Net assets	$1,376,232	$100,720	$323,941	$1,315,927	$848,225

Net assets by category:
Accumulation reserves	$1,376,232	$100,720	$323,941	$1,315,927	$848,225
Net assets	$1,376,232	$100,720	$323,941	$1,315,927	$848,225

Units outstanding, December 31, 2020	874,720	116,023	218,555	254,190	593,304

Investments in shares of the Underlying Funds, at cost	$1,074,059	$99,639	$443,984	$966,488	$783,513
Underlying Fund shares held	76,970	15,616	29,369	45,803	73,567

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	Goldman Sachs VIT Equity Index Fund	Goldman Sachs VIT Global Trends Allocation Fund	Goldman Sachs VIT Government Money Market Fund	Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT High Quality Floating Rate Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$248,192	$38,529	$2,700,114	$322,967	$540,066
Net assets	$248,192	$38,529	$2,700,114	$322,967	$540,066

Net assets by category:
Accumulation reserves	$248,192	$38,529	$2,700,114	$322,967	$540,066
Net assets	$248,192	$38,529	$2,700,114	$322,967	$540,066

Units outstanding, December 31, 2020	94,083	27,905	3,035,149	90,075	468,908

Investments in shares of the Underlying Funds, at cost	$195,458	$35,373	$2,700,115	$359,769	$547,023
Underlying Fund shares held	13,056	3,060	2,700,114	24,486	52,231

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT Strategic Growth Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$251,394	$114,815	$136,152	$172,714	$463,868
Net assets	$251,394	$114,815	$136,152	$172,714	$463,868

Net assets by category:
Accumulation reserves	$251,394	$114,815	$136,152	$172,714	$463,868
Net assets	$251,394	$114,815	$136,152	$172,714	$463,868

Units outstanding, December 31, 2020	251,689	71,011	60,798	76,019	130,575

Investments in shares of the Underlying Funds, at cost	$248,976	$110,839	$130,052	$147,312	$418,579
Underlying Fund shares held	29,029	12,386	7,829	12,899	30,102

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	Goldman Sachs VIT U.S. Equity Insights Fund	Invesco Oppenheimer V.I. Conservative Balanced Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$131,886	$523,762	$1,384,034	$683,861	$1,520,417
Net assets	$131,886	$523,762	$1,384,034	$683,861	$1,520,417

Net assets by category:
Accumulation reserves	$131,886	$523,762	$1,384,034	$683,861	$1,520,417
Net assets	$131,886	$523,762	$1,384,034	$683,861	$1,520,417

Units outstanding, December 31, 2020	53,902	399,308	588,338	487,002	596,244

Investments in shares of the Underlying Funds, at cost	$111,559	$399,566	$1,032,783	$706,439	$1,296,375
Underlying Fund shares held	6,526	29,625	26,948	136,772	56,500

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	Invesco V.I. American Franchise Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Health Care Fund	Invesco V.I. Mid Cap Core Equity Fund	Janus Henderson Enterprise Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$163,216	$254,519	$1,030,433	$51,153	$1,200,157
Net assets	$163,216	$254,519	$1,030,433	$51,153	$1,200,157

Net assets by category:
Accumulation reserves	$163,216	$254,519	$1,030,433	$51,153	$1,200,157
Net assets	$163,216	$254,519	$1,030,433	$51,153	$1,200,157

Units outstanding, December 31, 2020	53,396	126,664	350,816	37,475	327,438

Investments in shares of the Underlying Funds, at cost	$119,752	$258,570	$887,506	$55,818	$867,437
Underlying Fund shares held	1,936	8,406	32,506	4,995	13,722

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

	Janus Henderson Forty Portfolio	Janus Henderson Mid Cap Value Portfolio	MFS® New Discovery Series	MFS® Utilities Series	Pioneer Mid Cap Value VCT Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$1,068,973	$807,365	$879,595	$553,137	$346,938
Net assets	$1,068,973	$807,365	$879,595	$553,137	$346,938

Net assets by category:
Accumulation reserves	$1,068,973	$807,365	$879,595	$553,137	$346,938
Net assets	$1,068,973	$807,365	$879,595	$553,137	$346,938

Units outstanding, December 31, 2020	268,185	418,260	217,212	242,828	215,501

Investments in shares of the Underlying Funds, at cost	$753,015	$810,774	$694,209	$484,692	$364,522
Underlying Fund shares held	20,185	52,358	37,255	15,945	19,557

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Net Assets

December 31, 2020

Pioneer Select Mid Cap Growth VCT Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$955,601
Net assets	$955,601

Net assets by category:
Accumulation reserves	$955,601
Net assets	$955,601

Units outstanding, December 31, 2020	282,841

Investments in shares of the Underlying Funds, at cost	$659,023
Underlying Fund shares held	25,469

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	AB VPS Intermediate Bond Portfolio	AB VPS International Value Portfolio	AB VPS Small Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	Fidelity VIP Contrafund® Portfolio
INVESTMENT INCOME:
Dividends	$42,284	$3,194	$—	$4,025	$3,324

EXPENSES:
Mortality and expense risk fees	16,108	2,803	4,517	6,552	47,615
Other expense fees	1,902	349	509	745	5,730
Total expenses	18,010	3,152	5,026	7,297	53,345

Net investment income (loss)	24,274	42	(5,026)	(3,272)	(50,021)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	—	—	25,573	24,795	22,095
Net realized gain (loss) from sales of investments	40	(32,017)	5,108	(30,631)	431,283
Net realized gain (loss)	40	(32,017)	30,681	(5,836)	453,378
Change in unrealized gain (loss)	36,358	13,203	127,684	6,928	560,139
Net realized and unrealized gain (loss)	36,398	(18,814)	158,365	1,092	1,013,517
Net increase (decrease) in net assets from operations	$60,672	$(18,772)	$153,339	$(2,180)	$963,496

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	Fidelity VIP Disciplined Small Cap Portfolio	Fidelity VIP Equity-Income Portfolio	Fidelity VIP Freedom 2005 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio
INVESTMENT INCOME:
Dividends	$1,033	$25,837	$69	$1,616	$9,920

EXPENSES:
Mortality and expense risk fees	2,217	20,976	39	2,010	9,560
Other expense fees	271	2,568	10	245	1,431
Total expenses	2,488	23,544	49	2,255	10,991

Net investment income (loss)	(1,455)	2,293	20	(639)	(1,071)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	—	91,955	179	9,379	54,640
Net realized gain (loss) from sales of investments	(10,245)	(55,610)	5	(4,831)	5,413
Net realized gain (loss)	(10,245)	36,345	184	4,548	60,053
Change in unrealized gain (loss)	31,539	(8,225)	430	7,812	66,444
Net realized and unrealized gain (loss)	21,294	28,120	614	12,360	126,497
Net increase (decrease) in net assets from operations	$19,839	$30,413	$634	$11,721	$125,426

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	Fidelity VIP Freedom 2025 Portfolio	Fidelity VIP Freedom 2030 Portfolio	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2040 Portfolio	Fidelity VIP Freedom 2045 Portfolio
INVESTMENT INCOME:
Dividends	$3,602	$4,388	$5,545	$5,938	$2,375

EXPENSES:
Mortality and expense risk fees	5,635	5,612	7,857	10,955	4,363
Other expense fees	724	666	961	1,407	509
Total expenses	6,359	6,278	8,818	12,362	4,872

Net investment income (loss)	(2,757)	(1,890)	(3,273)	(6,424)	(2,497)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	29,767	23,650	29,069	49,467	16,165
Net realized gain (loss) from sales of investments	34,393	9,771	6,254	72,364	7,756
Net realized gain (loss)	64,160	33,421	35,323	121,831	23,921
Change in unrealized gain (loss)	(8,157)	25,311	60,967	33,379	33,536
Net realized and unrealized gain (loss)	56,003	58,732	96,290	155,210	57,457
Net increase (decrease) in net assets from operations	$53,246	$56,842	$93,017	$148,786	$54,960

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	Fidelity VIP Freedom 2050 Portfolio	Fidelity VIP Freedom Income Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP Mid Cap Portfolio
INVESTMENT INCOME:
Dividends	$1,681	$1,507	$—	$64,074	$3,791

EXPENSES:
Mortality and expense risk fees	2,690	1,512	19,997	51,859	11,628
Other expense fees	334	190	2,325	6,346	1,416
Total expenses	3,024	1,702	22,322	58,205	13,044

Net investment income (loss)	(1,343)	(195)	(22,322)	5,869	(9,253)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	7,415	2,047	89,403	14,663	—
Net realized gain (loss) from sales of investments	(17,129)	150	143,471	333,583	(24,602)
Net realized gain (loss)	(9,714)	2,197	232,874	348,246	(24,602)
Change in unrealized gain (loss)	23,661	9,304	610,153	317,412	178,015
Net realized and unrealized gain (loss)	13,947	11,501	843,027	665,658	153,413
Net increase (decrease) in net assets from operations	$12,604	$11,306	$820,705	$671,527	$144,160

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	Fidelity VIP Overseas Portfolio	Fidelity VIP Strategic Income Portfolio	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund
INVESTMENT INCOME:
Dividends	$575	$26,007	$181,875	$26,946	$9,869

EXPENSES:
Mortality and expense risk fees	3,457	10,597	41,558	16,791	5,063
Other expense fees	401	1,346	4,896	2,067	601
Total expenses	3,858	11,943	46,454	18,858	5,664

Net investment income (loss)	(3,283)	14,064	135,421	8,088	4,205

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	1,457	8,373	2,576	21,583	13,721
Net realized gain (loss) from sales of investments	(7,827)	(18,614)	(35,141)	(217,167)	(43,483)
Net realized gain (loss)	(6,370)	(10,241)	(32,565)	(195,584)	(29,762)
Change in unrealized gain (loss)	29,219	24,444	(181,382)	15,173	(28,104)
Net realized and unrealized gain (loss)	22,849	14,203	(213,947)	(180,411)	(57,866)
Net increase (decrease) in net assets from operations	$19,566	$28,267	$(78,526)	$(172,323)	$(53,661)

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Templeton Growth VIP Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Dynamic Global Equity Fund	Goldman Sachs Growth and Income Strategy Portfolio
INVESTMENT INCOME:
Dividends	$10,720	$5,581	$14,945	$3,536	$15,213

EXPENSES:
Mortality and expense risk fees	9,731	2,244	10,910	3,568	11,695
Other expense fees	1,106	264	1,298	426	1,443
Total expenses	10,837	2,508	12,208	3,994	13,138

Net investment income (loss)	(117)	3,073	2,737	(458)	2,075

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	45,595	—	—	5,988	17,704
Net realized gain (loss) from sales of investments	(148,201)	(27,158)	41,237	11,098	10,006
Net realized gain (loss)	(102,606)	(27,158)	41,237	17,086	27,710
Change in unrealized gain (loss)	56,816	19,032	22,973	24,849	76,062
Net realized and unrealized gain (loss)	(45,790)	(8,126)	64,210	41,935	103,772
Net increase (decrease) in net assets from operations	$(45,907)	$(5,053)	$66,947	$41,477	$105,847

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs International Real Estate Securities Fund	Goldman Sachs Real Estate Securities Fund	Goldman Sachs Technology Opportunities Fund	Goldman Sachs VIT Core Fixed Income Fund
INVESTMENT INCOME:
Dividends	$16,013	$639	$4,357	$—	$16,996

EXPENSES:
Mortality and expense risk fees	13,523	1,155	4,312	14,640	11,002
Other expense fees	1,725	141	519	1,730	1,252
Total expenses	15,248	1,296	4,831	16,370	12,254

Net investment income (loss)	765	(657)	(474)	(16,370)	4,742

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	24,671	—	27,030	110,968	7,250
Net realized gain (loss) from sales of investments	11,482	(3,866)	(35,350)	53,436	21,517
Net realized gain (loss)	36,153	(3,866)	(8,320)	164,404	28,767
Change in unrealized gain (loss)	113,674	(3,028)	(31,539)	210,421	39,236
Net realized and unrealized gain (loss)	149,827	(6,894)	(39,859)	374,825	68,003
Net increase (decrease) in net assets from operations	$150,592	$(7,551)	$(40,333)	$358,455	$72,745

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	Goldman Sachs VIT Equity Index Fund	Goldman Sachs VIT Global Trends Allocation Fund	Goldman Sachs VIT Government Money Market Fund	Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT High Quality Floating Rate Fund
INVESTMENT INCOME:
Dividends	$2,775	$104	$7,076	$—	$3,477

EXPENSES:
Mortality and expense risk fees	3,260	461	39,881	3,721	6,902
Other expense fees	376	60	4,508	423	798
Total expenses	3,636	521	44,389	4,144	7,700

Net investment income (loss)	(861)	(417)	(37,313)	(4,144)	(4,223)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	16,449	539	—	53,141	—
Net realized gain (loss) from sales of investments	12,463	189	—	(13,108)	(921)
Net realized gain (loss)	28,912	728	—	40,033	(921)
Change in unrealized gain (loss)	(10,649)	481	—	67,251	569
Net realized and unrealized gain (loss)	18,263	1,209	—	107,284	(352)
Net increase (decrease) in net assets from operations	$17,402	$792	$(37,313)	$103,140	$(4,575)

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT Strategic Growth Fund
INVESTMENT INCOME:
Dividends	$3,057	$1,203	$511	$—	$—

EXPENSES:
Mortality and expense risk fees	2,870	1,485	1,818	2,393	4,154
Other expense fees	329	188	208	284	479
Total expenses	3,199	1,673	2,026	2,677	4,633

Net investment income (loss)	(142)	(470)	(1,515)	(2,677)	(4,633)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	—	1,919	1,903	2,196	24,097
Net realized gain (loss) from sales of investments	(2,600)	(11,922)	(8,133)	(18,668)	8,346
Net realized gain (loss)	(2,600)	(10,003)	(6,230)	(16,472)	32,443
Change in unrealized gain (loss)	19,975	8,259	8,834	22,865	77,194
Net realized and unrealized gain (loss)	17,375	(1,744)	2,604	6,393	109,637
Net increase (decrease) in net assets from operations	$17,233	$(2,214)	$1,089	$3,716	$105,004

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	Goldman Sachs VIT U.S. Equity Insights Fund	Invesco Oppenheimer V.I. Conservative Balanced Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund
INVESTMENT INCOME:
Dividends	$764	$8,128	$5,272	$36,305	$4,461

EXPENSES:
Mortality and expense risk fees	1,842	5,436	15,774	8,297	16,695
Other expense fees	214	692	1,894	992	2,019
Total expenses	2,056	6,128	17,668	9,289	18,714

Net investment income (loss)	(1,292)	2,000	(12,396)	27,016	(14,253)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	5,129	10,272	43,722	—	17,788
Net realized gain (loss) from sales of investments	7,116	17,198	24,977	(8,081)	(69,220)
Net realized gain (loss)	12,245	27,470	68,699	(8,081)	(51,432)
Change in unrealized gain (loss)	9,537	26,855	208,117	3,256	242,118
Net realized and unrealized gain (loss)	21,782	54,325	276,816	(4,825)	190,686
Net increase (decrease) in net assets from operations	$20,490	$56,325	$264,420	$22,191	$176,433

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	Invesco V.I. American Franchise Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Health Care Fund	Invesco V.I. Mid Cap Core Equity Fund	Janus Henderson Enterprise Portfolio
INVESTMENT INCOME:
Dividends	$—	$2,437	$899	$209	$—

EXPENSES:
Mortality and expense risk fees	2,105	2,773	11,763	868	14,152
Other expense fees	238	346	1,374	106	1,689
Total expenses	2,343	3,119	13,137	974	15,841

Net investment income (loss)	(2,343)	(682)	(12,238)	(765)	(15,841)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	10,394	52,671	23,630	9,040	85,246
Net realized gain (loss) from sales of investments	13,405	(1,187)	(13,901)	(18,119)	82,288
Net realized gain (loss)	23,799	51,484	9,729	(9,079)	167,534
Change in unrealized gain (loss)	34,590	(26,808)	90,500	4,618	27,728
Net realized and unrealized gain (loss)	58,389	24,676	100,229	(4,461)	195,262
Net increase (decrease) in net assets from operations	$56,046	$23,994	$87,991	$(5,226)	$179,421

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

	Janus Henderson Forty Portfolio	Janus Henderson Mid Cap Value Portfolio	MFS® New Discovery Series	MFS® Utilities Series	Pioneer Mid Cap Value VCT Portfolio
INVESTMENT INCOME:
Dividends	$1,640	$8,002	$—	$13,310	$3,044

EXPENSES:
Mortality and expense risk fees	13,193	11,316	7,442	7,123	4,224
Other expense fees	1,588	1,322	895	872	491
Total expenses	14,781	12,638	8,337	7,995	4,715

Net investment income (loss)	(13,141)	(4,636)	(8,337)	5,315	(1,671)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	75,163	16,039	63,788	15,749	10,351
Net realized gain (loss) from sales of investments	101,873	(57,173)	18,178	11,169	(16,099)
Net realized gain (loss)	177,036	(41,134)	81,966	26,918	(5,748)
Change in unrealized gain (loss)	169,221	(30,721)	157,636	(11,870)	3,613
Net realized and unrealized gain (loss)	346,257	(71,855)	239,602	15,048	(2,135)
Net increase (decrease) in net assets from operations	$333,116	$(76,491)	$231,265	$20,363	$(3,806)

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Operations

For the Year Ended December 31, 2020

Pioneer Select Mid Cap Growth VCT Portfolio
INVESTMENT INCOME:
Dividends	$—

EXPENSES:
Mortality and expense risk fees	9,787
Other expense fees	1,150
Total expenses	10,937

Net investment income (loss)	(10,937)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	52,404
Net realized gain (loss) from sales of investments	6,502
Net realized gain (loss)	58,906
Change in unrealized gain (loss)	199,505
Net realized and unrealized gain (loss)	258,411
Net increase (decrease) in net assets from operations	$247,474

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	AB VPS Intermediate Bond Portfolio		AB VPS International Value Portfolio		AB VPS Small Cap Growth Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$24,274	$12,550	$42	$(1,876)	$(5,026)	$(4,688)
Net realized gain (loss)	40	(4,916)	(32,017)	(5,650)	30,681	49,623
Change in unrealized gain (loss)	36,358	60,812	13,203	48,933	127,684	49,301
Net increase (decrease) in net assets from operations	60,672	68,446	(18,772)	41,407	153,339	94,236

FROM CONTRACT TRANSACTIONS:
Net purchase payments	77,064	43,499	6,435	7,166	1,526	2,610
Terminations and withdrawals	(66,260)	(216,973)	(16,193)	(44,033)	(24,527)	(77,537)
Contract benefits	—	(1,091)	—	—	—	—
Contract charges	(221)	(211)	(74)	(87)	(249)	(255)
Net transfers between Sub-Accounts	191,301	174,208	(110,827)	(5,975)	(2,736)	(7,228)
Other transfers from (to) the General Account	1,365	1,848	448	1,224	45	238
Net increase (decrease) in net assets from Contract transactions	203,249	1,280	(120,211)	(41,705)	(25,941)	(82,172)
Net increase (decrease) in net assets	263,921	69,726	(138,983)	(298)	127,398	12,064

NET ASSETS:
Beginning of year	1,070,666	1,000,940	294,646	294,944	316,253	304,189
End of year	$1,334,587	$1,070,666	$155,663	$294,646	$443,651	$316,253

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	AB VPS Small/Mid Cap Value Portfolio		Fidelity VIP Contrafund® Portfolio		Fidelity VIP Disciplined Small Cap Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(3,272)	$(7,007)	$(50,021)	$(42,998)	$(1,455)	$(1,902)
Net realized gain (loss)	(5,836)	64,726	453,378	421,639	(10,245)	14,979
Change in unrealized gain (loss)	6,928	42,199	560,139	541,603	31,539	36,851
Net increase (decrease) in net assets from operations	(2,180)	99,918	963,496	920,244	19,839	49,928

FROM CONTRACT TRANSACTIONS:
Net purchase payments	24,759	25,614	293,255	334,567	19,050	27,832
Terminations and withdrawals	(54,400)	(24,733)	(1,749,184)	(403,275)	(62,517)	(85,269)
Contract benefits	—	—	(735)	—	(180)	—
Contract charges	(92)	(115)	(1,208)	(1,127)	(133)	(165)
Net transfers between Sub-Accounts	(46,974)	(9,214)	(18,500)	(52,316)	(25,415)	(19,214)
Other transfers from (to) the General Account	2,638	3,863	319,250	128,437	3,146	8,364
Net increase (decrease) in net assets from Contract transactions	(74,069)	(4,585)	(1,157,122)	6,286	(66,049)	(68,452)
Net increase (decrease) in net assets	(76,249)	95,333	(193,626)	926,530	(46,210)	(18,524)

NET ASSETS:
Beginning of year	644,712	549,379	4,030,085	3,103,555	242,649	261,173
End of year	$568,463	$644,712	$3,836,459	$4,030,085	$196,439	$242,649

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Fidelity VIP Equity-Income Portfolio		Fidelity VIP Freedom 2005 Portfolio		Fidelity VIP Freedom 2015 Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$2,293	$8,989	$20	$59	$(639)	$742
Net realized gain (loss)	36,345	120,963	184	67	4,548	14,402
Change in unrealized gain (loss)	(8,225)	303,024	430	396	7,812	14,578
Net increase (decrease) in net assets from operations	30,413	432,976	634	522	11,721	29,722

FROM CONTRACT TRANSACTIONS:
Net purchase payments	112,993	151,427	1,396	1,219	299	2,352
Terminations and withdrawals	(474,916)	(140,350)	—	—	(12,848)	(1,500)
Contract benefits	—	(1,027)	—	—	—	—
Contract charges	(409)	(408)	(28)	(30)	(32)	(76)
Net transfers between Sub-Accounts	(149,172)	(39,687)	—	—	(37,949)	(24,079)
Other transfers from (to) the General Account	8,883	13,413	—	1	4,924	5,780
Net increase (decrease) in net assets from Contract transactions	(502,621)	(16,632)	1,368	1,190	(45,606)	(17,523)
Net increase (decrease) in net assets	(472,208)	416,344	2,002	1,712	(33,885)	12,199

NET ASSETS:
Beginning of year	2,136,640	1,720,296	5,026	3,314	201,634	189,435
End of year	$1,664,432	$2,136,640	$7,028	$5,026	$167,749	$201,634

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Fidelity VIP Freedom 2020 Portfolio		Fidelity VIP Freedom 2025 Portfolio		Fidelity VIP Freedom 2030 Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(1,071)	$5,840	$(2,757)	$3,507	$(1,890)	$1,685
Net realized gain (loss)	60,053	56,897	64,160	27,259	33,421	20,724
Change in unrealized gain (loss)	66,444	88,184	(8,157)	92,663	25,311	67,351
Net increase (decrease) in net assets from operations	125,426	150,921	53,246	123,429	56,842	89,760

FROM CONTRACT TRANSACTIONS:
Net purchase payments	14,811	18,461	30,972	66,474	23,681	25,491
Terminations and withdrawals	(20,454)	(60,882)	(407,673)	(136,842)	(29,964)	(4,354)
Contract benefits	—	—	—	—	—	—
Contract charges	(225)	(238)	(518)	(490)	(316)	(357)
Net transfers between Sub-Accounts	(13,544)	(14,427)	(29,252)	22,196	(59,313)	(3,430)
Other transfers from (to) the General Account	64	785	2,486	93,300	10,668	8,552
Net increase (decrease) in net assets from Contract transactions	(19,348)	(56,301)	(403,985)	44,638	(55,244)	25,902
Net increase (decrease) in net assets	106,078	94,620	(350,739)	168,067	1,598	115,662

NET ASSETS:
Beginning of year	942,889	848,269	754,811	586,744	498,067	382,405
End of year	$1,048,967	$942,889	$404,072	$754,811	$499,665	$498,067

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Fidelity VIP Freedom 2035 Portfolio		Fidelity VIP Freedom 2040 Portfolio		Fidelity VIP Freedom 2045 Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(3,273)	$675	$(6,424)	$2,110	$(2,497)	$187
Net realized gain (loss)	35,323	50,971	121,831	52,428	23,921	15,789
Change in unrealized gain (loss)	60,967	102,568	33,379	186,280	33,536	60,139
Net increase (decrease) in net assets from operations	93,017	154,214	148,786	240,818	54,960	76,115

FROM CONTRACT TRANSACTIONS:
Net purchase payments	43,179	52,533	10,029	9,314	25,154	48,128
Terminations and withdrawals	(9,512)	(219,410)	(351,193)	(129,490)	(36,702)	(26,325)
Contract benefits	—	—	—	—	—	—
Contract charges	(321)	(315)	(369)	(376)	(301)	(334)
Net transfers between Sub-Accounts	(71,337)	(1,366)	(28)	73	(50,006)	(50,005)
Other transfers from (to) the General Account	2,325	9,314	1,084	17,745	15,150	19,045
Net increase (decrease) in net assets from Contract transactions	(35,666)	(159,244)	(340,477)	(102,734)	(46,705)	(9,491)
Net increase (decrease) in net assets	57,351	(5,030)	(191,691)	138,084	8,255	66,624

NET ASSETS:
Beginning of year	675,966	680,996	1,088,645	950,561	352,616	285,992
End of year	$733,317	$675,966	$896,954	$1,088,645	$360,871	$352,616

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Fidelity VIP Freedom 2050 Portfolio		Fidelity VIP Freedom Income Portfolio		Fidelity VIP Growth Opportunities Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(1,343)	$353	$(195)	$478	$(22,322)	$(17,208)
Net realized gain (loss)	(9,714)	6,185	2,197	2,707	232,874	127,953
Change in unrealized gain (loss)	23,661	24,125	9,304	7,430	610,153	266,354
Net increase (decrease) in net assets from operations	12,604	30,663	11,306	10,615	820,705	377,099

FROM CONTRACT TRANSACTIONS:
Net purchase payments	19,418	21,033	1,815	1,672	48,074	40,803
Terminations and withdrawals	(81,617)	(15,108)	(2,065)	(10,276)	(185,057)	(90,123)
Contract benefits	—	—	—	—	(214)	—
Contract charges	(480)	(524)	—	—	(882)	(854)
Net transfers between Sub-Accounts	145,508	(3,825)	28,374	—	104,752	60,611
Other transfers from (to) the General Account	1,244	13,237	—	—	30,887	2,664
Net increase (decrease) in net assets from Contract transactions	84,073	14,813	28,124	(8,604)	(2,440)	13,101
Net increase (decrease) in net assets	96,677	45,476	39,430	2,011	818,265	390,200

NET ASSETS:
Beginning of year	157,123	111,647	107,618	105,607	1,356,374	966,174
End of year	$253,800	$157,123	$147,048	$107,618	$2,174,639	$1,356,374

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Fidelity VIP Index 500 Portfolio		Fidelity VIP Mid Cap Portfolio		Fidelity VIP Overseas Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$5,869	$15,292	$(9,253)	$(8,353)	$(3,283)	$221
Net realized gain (loss)	348,246	166,564	(24,602)	95,445	(6,370)	11,888
Change in unrealized gain (loss)	317,412	828,729	178,015	116,143	29,219	59,839
Net increase (decrease) in net assets from operations	671,527	1,010,585	144,160	203,235	19,566	71,948

FROM CONTRACT TRANSACTIONS:
Net purchase payments	350,803	392,286	88,786	87,387	24,119	28,546
Terminations and withdrawals	(997,088)	(449,178)	(65,949)	(276,657)	(7,002)	(36,263)
Contract benefits	(1,106)	—	(565)	—	—	—
Contract charges	(1,902)	(1,784)	(371)	(417)	(145)	(118)
Net transfers between Sub-Accounts	35,541	(3,328)	(78,383)	(18,971)	(93,168)	10,801
Other transfers from (to) the General Account	77,140	56,716	2,651	50,314	3,000	2,819
Net increase (decrease) in net assets from Contract transactions	(536,612)	(5,288)	(53,831)	(158,344)	(73,196)	5,785
Net increase (decrease) in net assets	134,915	1,005,297	90,329	44,891	(53,630)	77,733

NET ASSETS:
Beginning of year	4,457,875	3,452,578	1,055,543	1,010,652	349,845	272,112
End of year	$4,592,790	$4,457,875	$1,145,872	$1,055,543	$296,215	$349,845

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Fidelity VIP Strategic Income Portfolio		FT VIP Franklin Income VIP Fund		FT VIP Franklin Mutual Global Discovery VIP Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$14,064	$12,496	$135,421	$164,727	$8,088	$5,042
Net realized gain (loss)	(10,241)	18,930	(32,565)	94,635	(195,584)	173,109
Change in unrealized gain (loss)	24,444	100,524	(181,382)	284,507	15,173	210,024
Net increase (decrease) in net assets from operations	28,267	131,950	(78,526)	543,869	(172,323)	388,175

FROM CONTRACT TRANSACTIONS:
Net purchase payments	51,937	57,796	102,417	159,892	113,600	186,035
Terminations and withdrawals	(139,625)	(662,700)	(650,155)	(829,734)	(656,636)	(236,171)
Contract benefits	—	—	(1,109)	—	(1,032)	—
Contract charges	(286)	(291)	(517)	(600)	(355)	(437)
Net transfers between Sub-Accounts	(108,117)	(38,131)	(61,651)	(16,111)	(42,652)	(90,199)
Other transfers from (to) the General Account	1,966	2,067	15,990	71,515	15,894	38,896
Net increase (decrease) in net assets from Contract transactions	(194,125)	(641,259)	(595,025)	(615,038)	(571,181)	(101,876)
Net increase (decrease) in net assets	(165,858)	(509,309)	(673,551)	(71,169)	(743,504)	286,299

NET ASSETS:
Beginning of year	1,052,991	1,562,300	3,877,594	3,948,763	2,028,543	1,742,244
End of year	$887,133	$1,052,991	$3,204,043	$3,877,594	$1,285,039	$2,028,543

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	FT VIP Franklin Mutual Shares VIP Fund		FT VIP Franklin Small Cap Value VIP Fund		FT VIP Templeton Growth VIP Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$4,205	$2,410	$(117)	$(4,918)	$3,073	$3,254
Net realized gain (loss)	(29,762)	52,605	(102,606)	146,736	(27,158)	25,695
Change in unrealized gain (loss)	(28,104)	44,672	56,816	104,877	19,032	659
Net increase (decrease) in net assets from operations	(53,661)	99,687	(45,907)	246,695	(5,053)	29,608

FROM CONTRACT TRANSACTIONS:
Net purchase payments	31,610	50,601	29,607	39,270	4,763	7,797
Terminations and withdrawals	(185,690)	(47,164)	(196,821)	(130,904)	(1,434)	(119,869)
Contract benefits	(187)	—	—	—	(1,211)	—
Contract charges	(84)	(107)	(171)	(214)	(81)	(75)
Net transfers between Sub-Accounts	(13,763)	(9,418)	(220,705)	(107,553)	(98,083)	40,665
Other transfers from (to) the General Account	9,882	11,621	3,357	2,987	223	32,625
Net increase (decrease) in net assets from Contract transactions	(158,232)	5,533	(384,733)	(196,414)	(95,823)	(38,857)
Net increase (decrease) in net assets	(211,893)	105,220	(430,640)	50,281	(100,876)	(9,249)

NET ASSETS:
Beginning of year	574,218	468,998	1,149,068	1,098,787	240,630	249,879
End of year	$362,325	$574,218	$718,428	$1,149,068	$139,754	$240,630

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Goldman Sachs Balanced Strategy Portfolio		Goldman Sachs Dynamic Global Equity Fund		Goldman Sachs Growth and Income Strategy Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$2,737	$7,005	$(458)	$97	$2,075	$5,454
Net realized gain (loss)	41,237	8,335	17,086	45,921	27,710	41,511
Change in unrealized gain (loss)	22,973	105,223	24,849	18,854	76,062	107,412
Net increase (decrease) in net assets from operations	66,947	120,563	41,477	64,872	105,847	154,377

FROM CONTRACT TRANSACTIONS:
Net purchase payments	29,979	50,045	1,284	1,538	32,114	36,392
Terminations and withdrawals	(24,810)	(133,661)	(38,405)	(137,959)	(39,112)	(268,054)
Contract benefits	(1,051)	—	(1,599)	—	—	—
Contract charges	(657)	(709)	(354)	(373)	(1,207)	(1,233)
Net transfers between Sub-Accounts	(199,947)	(18,219)	99,536	14,338	(195)	(7,944)
Other transfers from (to) the General Account	9,503	3,785	2,847	70,755	25	98,236
Net increase (decrease) in net assets from Contract transactions	(186,983)	(98,759)	63,309	(51,701)	(8,375)	(142,603)
Net increase (decrease) in net assets	(120,036)	21,804	104,786	13,171	97,472	11,774

NET ASSETS:
Beginning of year	947,848	926,044	310,041	296,870	975,724	963,950
End of year	$827,812	$947,848	$414,827	$310,041	$1,073,196	$975,724

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Goldman Sachs Growth Strategy Portfolio		Goldman Sachs International Real Estate Securities Fund		Goldman Sachs Real Estate Securities Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$765	$7,432	$(657)	$5,518	$(474)	$298
Net realized gain (loss)	36,153	110,753	(3,866)	1,307	(8,320)	47,268
Change in unrealized gain (loss)	113,674	83,467	(3,028)	13,450	(31,539)	30,953
Net increase (decrease) in net assets from operations	150,592	201,652	(7,551)	20,275	(40,333)	78,519

FROM CONTRACT TRANSACTIONS:
Net purchase payments	77,442	77,432	3,895	4,318	26,683	26,817
Terminations and withdrawals	(14,689)	(434,537)	(3,287)	(39,938)	(27,056)	(54,546)
Contract benefits	—	—	—	—	—	—
Contract charges	(340)	(365)	(45)	(54)	(140)	(175)
Net transfers between Sub-Accounts	20,176	5,919	(6,945)	(640)	(48,866)	(13,294)
Other transfers from (to) the General Account	51	268,259	237	12,995	6,645	42,201
Net increase (decrease) in net assets from Contract transactions	82,640	(83,292)	(6,145)	(23,319)	(42,734)	1,003
Net increase (decrease) in net assets	233,232	118,360	(13,696)	(3,044)	(83,067)	79,522

NET ASSETS:
Beginning of year	1,143,000	1,024,640	114,416	117,460	407,008	327,486
End of year	$1,376,232	$1,143,000	$100,720	$114,416	$323,941	$407,008

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Goldman Sachs Technology Opportunities Fund		Goldman Sachs VIT Core Fixed Income Fund		Goldman Sachs VIT Equity Index Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(16,370)	$(20,824)	$4,742	$7,694	$(861)	$73
Net realized gain (loss)	164,404	274,671	28,767	3,001	28,912	27,379
Change in unrealized gain (loss)	210,421	166,509	39,236	40,911	(10,649)	61,136
Net increase (decrease) in net assets from operations	358,455	420,356	72,745	51,606	17,402	88,588

FROM CONTRACT TRANSACTIONS:
Net purchase payments	84,809	86,308	15,544	16,235	6,585	6,792
Terminations and withdrawals	(78,994)	(261,021)	(250,450)	(129,817)	(39,062)	(31,423)
Contract benefits	(210)	—	—	—	—	—
Contract charges	(602)	(514)	(89)	(94)	(115)	(114)
Net transfers between Sub-Accounts	(431,502)	(110,054)	274,302	58,200	(119,482)	(5,706)
Other transfers from (to) the General Account	8,179	9,541	6,798	1,944	2,268	2,380
Net increase (decrease) in net assets from Contract transactions	(418,320)	(275,740)	46,105	(53,532)	(149,806)	(28,071)
Net increase (decrease) in net assets	(59,865)	144,616	118,850	(1,926)	(132,404)	60,517

NET ASSETS:
Beginning of year	1,375,792	1,231,176	729,375	731,301	380,596	320,079
End of year	$1,315,927	$1,375,792	$848,225	$729,375	$248,192	$380,596

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Goldman Sachs VIT Global Trends Allocation Fund		Goldman Sachs VIT Government Money Market Fund		Goldman Sachs VIT Growth Opportunities Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(417)	$73	$(37,313)	$12,210	$(4,144)	$(3,844)
Net realized gain (loss)	728	1,847	—	—	40,033	35,745
Change in unrealized gain (loss)	481	2,201	—	—	67,251	38,496
Net increase (decrease) in net assets from operations	792	4,121	(37,313)	12,210	103,140	70,397

FROM CONTRACT TRANSACTIONS:
Net purchase payments	—	—	203,890	226,383	7,045	7,781
Terminations and withdrawals	—	—	(433,453)	(1,218,803)	(52,760)	(20,247)
Contract benefits	—	—	—	(64,960)	—	—
Contract charges	(8)	(10)	(728)	(852)	(128)	(129)
Net transfers between Sub-Accounts	(5,723)	—	81,999	(268,838)	(6,617)	(20,232)
Other transfers from (to) the General Account	1	1	352,084	11,353	2,849	3,109
Net increase (decrease) in net assets from Contract transactions	(5,730)	(9)	203,792	(1,315,717)	(49,611)	(29,718)
Net increase (decrease) in net assets	(4,938)	4,112	166,479	(1,303,507)	53,529	40,679

NET ASSETS:
Beginning of year	43,467	39,355	2,533,635	3,837,142	269,438	228,759
End of year	$38,529	$43,467	$2,700,114	$2,533,635	$322,967	$269,438

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Goldman Sachs VIT High Quality Floating Rate Fund		Goldman Sachs VIT International Equity Insights Fund		Goldman Sachs VIT Large Cap Value Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(4,223)	$3,394	$(142)	$1,733	$(470)	$42
Net realized gain (loss)	(921)	(520)	(2,600)	(2,665)	(10,003)	5,551
Change in unrealized gain (loss)	569	5	19,975	35,114	8,259	24,736
Net increase (decrease) in net assets from operations	(4,575)	2,879	17,233	34,182	(2,214)	30,329

FROM CONTRACT TRANSACTIONS:
Net purchase payments	46,458	50,161	5,130	4,740	16,302	25,943
Terminations and withdrawals	(15,813)	(32,177)	(16,154)	(16,818)	(72,938)	(19,597)
Contract benefits	—	—	—	—	—	—
Contract charges	(124)	(140)	(24)	(23)	(45)	(43)
Net transfers between Sub-Accounts	(36,058)	(1,028)	7,493	8,218	4,109	18,198
Other transfers from (to) the General Account	89	988	101	157	(10)	139
Net increase (decrease) in net assets from Contract transactions	(5,448)	17,804	(3,454)	(3,726)	(52,582)	24,640
Net increase (decrease) in net assets	(10,023)	20,683	13,779	30,456	(54,796)	54,969

NET ASSETS:
Beginning of year	550,089	529,406	237,615	207,159	169,611	114,642
End of year	$540,066	$550,089	$251,394	$237,615	$114,815	$169,611

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Goldman Sachs VIT Mid Cap Value Fund		Goldman Sachs VIT Small Cap Equity Insights Fund		Goldman Sachs VIT Strategic Growth Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(1,515)	$(1,469)	$(2,677)	$(2,907)	$(4,633)	$(4,547)
Net realized gain (loss)	(6,230)	5,333	(16,472)	4,970	32,443	31,964
Change in unrealized gain (loss)	8,834	37,073	22,865	47,314	77,194	65,353
Net increase (decrease) in net assets from operations	1,089	40,937	3,716	49,377	105,004	92,770

FROM CONTRACT TRANSACTIONS:
Net purchase payments	1,660	1,661	9,417	23,549	2,955	5,783
Terminations and withdrawals	(11,772)	(5,759)	(112,351)	(11,747)	(109,057)	(28,896)
Contract benefits	—	—	—	—	—	—
Contract charges	(13)	(20)	(43)	(49)	(123)	(123)
Net transfers between Sub-Accounts	(34,144)	—	(4,344)	(1,297)	107,421	(1,485)
Other transfers from (to) the General Account	121	363	4,830	1,385	450	5,372
Net increase (decrease) in net assets from Contract transactions	(44,148)	(3,755)	(102,491)	11,841	1,646	(19,349)
Net increase (decrease) in net assets	(43,059)	37,182	(98,775)	61,218	106,650	73,421

NET ASSETS:
Beginning of year	179,211	142,029	271,489	210,271	357,218	283,797
End of year	$136,152	$179,211	$172,714	$271,489	$463,868	$357,218

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Goldman Sachs VIT U.S. Equity Insights Fund		Invesco Oppenheimer V.I. Conservative Balanced Fund		Invesco Oppenheimer V.I. Global Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(1,292)	$(686)	$2,000	$2,831	$(12,396)	$(10,260)
Net realized gain (loss)	12,245	6,476	27,470	14,611	68,699	212,957
Change in unrealized gain (loss)	9,537	28,192	26,855	47,755	208,117	142,005
Net increase (decrease) in net assets from operations	20,490	33,982	56,325	65,197	264,420	344,702

FROM CONTRACT TRANSACTIONS:
Net purchase payments	537	831	8,411	7,946	85,631	94,491
Terminations and withdrawals	(37,196)	(7,031)	(54,235)	(37,642)	(239,623)	(232,128)
Contract benefits	—	—	(1,255)	(736)	(1,905)	—
Contract charges	(39)	(40)	(357)	(389)	(465)	(490)
Net transfers between Sub-Accounts	(28,965)	(325)	41,804	(6,702)	(154,616)	(12,407)
Other transfers from (to) the General Account	422	583	4,240	8,077	12,919	8,832
Net increase (decrease) in net assets from Contract transactions	(65,241)	(5,982)	(1,392)	(29,446)	(298,059)	(141,702)
Net increase (decrease) in net assets	(44,751)	28,000	54,933	35,751	(33,639)	203,000

NET ASSETS:
Beginning of year	176,637	148,637	468,829	433,078	1,417,673	1,214,673
End of year	$131,886	$176,637	$523,762	$468,829	$1,384,034	$1,417,673

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Invesco Oppenheimer V.I. Global Strategic Income Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund		Invesco V.I. American Franchise Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$27,016	$15,609	$(14,253)	$(23,473)	$(2,343)	$(1,977)
Net realized gain (loss)	(8,081)	(11,367)	(51,432)	138,212	23,799	21,063
Change in unrealized gain (loss)	3,256	57,946	242,118	245,325	34,590	20,085
Net increase (decrease) in net assets from operations	22,191	62,188	176,433	360,064	56,046	39,171

FROM CONTRACT TRANSACTIONS:
Net purchase payments	41,035	28,723	114,533	129,976	5,682	8,178
Terminations and withdrawals	(140,104)	(152,754)	(197,085)	(204,460)	(4,422)	(14,205)
Contract benefits	—	(567)	(781)	—	(2,591)	—
Contract charges	(258)	(248)	(340)	(355)	(41)	(51)
Net transfers between Sub-Accounts	66,365	18,958	(315,851)	(75,235)	(39,265)	(769)
Other transfers from (to) the General Account	1,313	20,161	8,737	18,986	15	77
Net increase (decrease) in net assets from Contract transactions	(31,649)	(85,727)	(390,787)	(131,088)	(40,622)	(6,770)
Net increase (decrease) in net assets	(9,458)	(23,539)	(214,354)	228,976	15,424	32,401

NET ASSETS:
Beginning of year	693,319	716,858	1,734,771	1,505,795	147,792	115,391
End of year	$683,861	$693,319	$1,520,417	$1,734,771	$163,216	$147,792

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Invesco V.I. Core Equity Fund		Invesco V.I. Health Care Fund		Invesco V.I. Mid Cap Core Equity Fund
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(682)	$(3,254)	$(12,238)	$(13,361)	$(765)	$(1,483)
Net realized gain (loss)	51,484	37,040	9,729	7,438	(9,079)	13,679
Change in unrealized gain (loss)	(26,808)	28,304	90,500	252,991	4,618	13,395
Net increase (decrease) in net assets from operations	23,994	62,090	87,991	247,068	(5,226)	25,591

FROM CONTRACT TRANSACTIONS:
Net purchase payments	6,852	7,703	35,192	42,552	10,341	14,977
Terminations and withdrawals	(7,988)	(78,281)	(54,298)	(90,777)	(60,960)	(4,487)
Contract benefits	(1,433)	—	(550)	—	—	—
Contract charges	(37)	(38)	(252)	(281)	(10)	(9)
Net transfers between Sub-Accounts	(19,893)	2,288	(95,980)	(26,286)	(37,525)	(864)
Other transfers from (to) the General Account	182	99	4,691	45,380	2,275	1,219
Net increase (decrease) in net assets from Contract transactions	(22,317)	(68,229)	(111,197)	(29,412)	(85,879)	10,836
Net increase (decrease) in net assets	1,677	(6,139)	(23,206)	217,656	(91,105)	36,427

NET ASSETS:
Beginning of year	252,842	258,981	1,053,639	835,983	142,258	105,831
End of year	$254,519	$252,842	$1,030,433	$1,053,639	$51,153	$142,258

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Janus Henderson Enterprise Portfolio		Janus Henderson Forty Portfolio		Janus Henderson Mid Cap Value Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(15,841)	$(15,772)	$(13,141)	$(15,139)	$(4,636)	$(4,843)
Net realized gain (loss)	167,534	120,295	177,036	118,356	(41,134)	84,697
Change in unrealized gain (loss)	27,728	215,070	169,221	222,667	(30,721)	210,928
Net increase (decrease) in net assets from operations	179,421	319,593	333,116	325,884	(76,491)	290,782

FROM CONTRACT TRANSACTIONS:
Net purchase payments	42,021	54,347	29,837	47,211	41,840	69,085
Terminations and withdrawals	(206,170)	(166,905)	(315,811)	(253,367)	(371,813)	(181,293)
Contract benefits	—	—	(2,670)	—	—	—
Contract charges	(360)	(349)	(337)	(301)	(190)	(235)
Net transfers between Sub-Accounts	(196,225)	117,933	(107,426)	(48,309)	(36,552)	(38,537)
Other transfers from (to) the General Account	26,746	65,243	13,145	57,014	8,692	14,010
Net increase (decrease) in net assets from Contract transactions	(333,988)	70,269	(383,262)	(197,752)	(358,023)	(136,970)
Net increase (decrease) in net assets	(154,567)	389,862	(50,146)	128,132	(434,514)	153,812

NET ASSETS:
Beginning of year	1,354,724	964,862	1,119,119	990,987	1,241,879	1,088,067
End of year	$1,200,157	$1,354,724	$1,068,973	$1,119,119	$807,365	$1,241,879

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	MFS® New Discovery Series		MFS® Utilities Series		Pioneer Mid Cap Value VCT Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(8,337)	$(7,617)	$5,315	$12,216	$(1,671)	$(1,664)
Net realized gain (loss)	81,966	117,227	26,918	6,352	(5,748)	19,065
Change in unrealized gain (loss)	157,636	56,937	(11,870)	86,666	3,613	72,944
Net increase (decrease) in net assets from operations	231,265	166,547	20,363	105,234	(3,806)	90,345

FROM CONTRACT TRANSACTIONS:
Net purchase payments	23,476	23,597	27,142	28,932	7,885	11,671
Terminations and withdrawals	(213,294)	(40,413)	(71,458)	(26,186)	(18,766)	(35,653)
Contract benefits	—	—	—	—	—	—
Contract charges	(134)	(141)	(164)	(195)	(52)	(41)
Net transfers between Sub-Accounts	176,343	78,668	(72,136)	92,460	(65,093)	357
Other transfers from (to) the General Account	27,252	3,781	492	10,389	1,403	1,496
Net increase (decrease) in net assets from Contract transactions	13,643	65,492	(116,124)	105,400	(74,623)	(22,170)
Net increase (decrease) in net assets	244,908	232,039	(95,761)	210,634	(78,429)	68,175

NET ASSETS:
Beginning of year	634,687	402,648	648,898	438,264	425,367	357,192
End of year	$879,595	$634,687	$553,137	$648,898	$346,938	$425,367

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Statements of Changes in Net Assets

For the Years Ended December 31, 2020 and 2019

	Pioneer Select Mid Cap Growth VCT Portfolio
	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(10,937)	$(13,417)
Net realized gain (loss)	58,906	149,904
Change in unrealized gain (loss)	199,505	113,510
Net increase (decrease) in net assets from operations	247,474	249,997

FROM CONTRACT TRANSACTIONS:
Net purchase payments	22,491	29,453
Terminations and withdrawals	(38,441)	(293,345)
Contract benefits	—	—
Contract charges	(163)	(175)
Net transfers between Sub-Accounts	(97,678)	(51,502)
Other transfers from (to) the General Account	1,511	12,877
Net increase (decrease) in net assets from Contract transactions	(112,280)	(302,692)
Net increase (decrease) in net assets	135,194	(52,695)

NET ASSETS:
Beginning of year	820,407	873,102
End of year	$955,601	$820,407

The accompanying notes are an integral part of these financial statements.

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 1 - Organization

Commonwealth Annuity Separate Account A (the “Separate Account”), which is a funding vehicle for the Commonwealth Annuity Advantage IV, Commonwealth Annuity Preferred Plus and Commonwealth Annuity Horizon annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company (“Commonwealth Annuity”), established on February 15, 2007, for the purpose of separating from the general assets of Commonwealth Annuity (the “General Account”) those assets used to fund the variable portion of certain variable annuity contracts (the “Contracts”) issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited (“GAFG”), a Bermuda company.

Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account. Global Atlantic Distributors, LLC, an affiliate of Commonwealth Annuity, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. Sixty-two Sub-Accounts were offered by the Separate Account during 2020, of which sixty-one had activity. One Sub-Account had no Contract owner activity during the year and a zero balance at December 31, 2020. The one Sub-Account is as follows:

Sub-Account With No Activity
Fidelity VIP Freedom 2010 Portfolio
Each Sub-Account invests exclusively in one of the funds (“Underlying Funds”) that are part of the following fund groups:
Fund Group
AB Variable Products Series Fund, Inc.
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS® Variable Insurance Trust
Pioneer Variable Contracts Trust

Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in an Underlying Fund as follows:

Underlying Fund	Class
AB VPS Intermediate Bond Portfolio	Class B
AB VPS International Value Portfolio	Class B
AB VPS Small Cap Growth Portfolio	Class B

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 1 - Organization (Continued)

Underlying Fund (Continued)	Class
AB VPS Small/Mid Cap Value Portfolio	Class B
Fidelity VIP Contrafund® Portfolio	Service Class 2
Fidelity VIP Disciplined Small Cap Portfolio	Service Class 2
Fidelity VIP Equity-Income Portfolio	Service Class 2
Fidelity VIP Freedom 2005 Portfolio	Service Class 2
Fidelity VIP Freedom 2010 Portfolio	Service Class 2
Fidelity VIP Freedom 2015 Portfolio	Service Class 2
Fidelity VIP Freedom 2020 Portfolio	Service Class 2
Fidelity VIP Freedom 2025 Portfolio	Service Class 2
Fidelity VIP Freedom 2030 Portfolio	Service Class 2
Fidelity VIP Freedom 2035 Portfolio	Service Class 2
Fidelity VIP Freedom 2040 Portfolio	Service Class 2
Fidelity VIP Freedom 2045 Portfolio	Service Class 2
Fidelity VIP Freedom 2050 Portfolio	Service Class 2
Fidelity VIP Freedom Income Portfolio	Service Class 2
Fidelity VIP Growth Opportunities Portfolio	Service Class 2
Fidelity VIP Index 500 Portfolio	Service Class 2
Fidelity VIP Mid Cap Portfolio	Service Class 2
Fidelity VIP Overseas Portfolio	Service Class 2
Fidelity VIP Strategic Income Portfolio	Service Class 2
FT VIP Franklin Income VIP Fund	Class 2
FT VIP Franklin Mutual Global Discovery VIP Fund	Class 2
FT VIP Franklin Mutual Shares VIP Fund	Class 2
FT VIP Franklin Small Cap Value VIP Fund	Class 2
FT VIP Templeton Growth VIP Fund	Class 2
Goldman Sachs Balanced Strategy Portfolio	Class A
Goldman Sachs Dynamic Global Equity Fund	Class A
Goldman Sachs Growth and Income Strategy Portfolio	Class A
Goldman Sachs Growth Strategy Portfolio	Class A
Goldman Sachs International Real Estate Securities Fund	Class A
Goldman Sachs Real Estate Securities Fund	Class A
Goldman Sachs Technology Opportunities Fund	Class A
Goldman Sachs VIT Core Fixed Income Fund	Service Shares
Goldman Sachs VIT Equity Index Fund	Service Shares
Goldman Sachs VIT Global Trends Allocation Fund	Service Shares
Goldman Sachs VIT Government Money Market Fund	Service Shares
Goldman Sachs VIT Growth Opportunities Fund	Service Shares
Goldman Sachs VIT High Quality Floating Rate Fund	Service Shares
Goldman Sachs VIT International Equity Insights Fund	Service Shares
Goldman Sachs VIT Large Cap Value Fund	Service Shares
Goldman Sachs VIT Mid Cap Value Fund	Service Shares
Goldman Sachs VIT Small Cap Equity Insights Fund	Service Shares
Goldman Sachs VIT Strategic Growth Fund	Service Shares
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares
Invesco Oppenheimer V.I. Conservative Balanced Fund	Series II
Invesco Oppenheimer V.I. Global Fund	Series II
Invesco Oppenheimer V.I. Global Strategic Income Fund	Series II
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Series II
Invesco V.I. American Franchise Fund	Series II Shares
Invesco V.I. Core Equity Fund	Series II Shares
Invesco V.I. Health Care Fund	Series II Shares
Invesco V.I. Mid Cap Core Equity Fund	Series II Shares

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 1 - Organization (Continued)

Underlying Fund (Continued)	Class
Janus Henderson Enterprise Portfolio	Service Shares
Janus Henderson Forty Portfolio	Service Shares
Janus Henderson Mid Cap Value Portfolio	Service Shares
MFS® New Discovery Series	Service Class
MFS® Utilities Series	Service Class
Pioneer Mid Cap Value VCT Portfolio	Class II
Pioneer Select Mid Cap Growth VCT Portfolio	Class I

From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Account is closed to new payment allocations and transfers:

Closed Sub-Account
AB VPS Small Cap Growth Portfolio

Note 2 - Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

Commonwealth Annuity management has evaluated events subsequent to December 31, 2020. Other than indicated below, there are no subsequent events requiring accounting adjustments or disclosure.

On February 1, 2021, KKR & Co. Inc., or together with its subsidiaries, “KKR,” completed the acquisition of GAFG by Magnolia Parent LLC (“Magnolia”), a KKR subsidiary, as contemplated by the Agreement and Plan of Merger, dated July 7, 2020 (as amended, the “Merger Agreement”), by and among GAFG, Global Atlantic Financial Life Limited, or “GAFLL,” Magnolia, Magnolia Merger Sub Limited (“Merger Sub”), LAMC LP, and Goldman Sachs & Co. LLC, solely in its capacity as the equity representative. At the closing of the transaction, or the “Closing,” Merger Sub (a direct wholly-owned subsidiary of Magnolia) merged with and into GAFG, or the “GA Merger,” with GAFG continuing as the surviving entity and as a direct wholly-owned subsidiary of Magnolia, and immediately thereafter, GAFLL merged with and into GAFG, or the “Life Merger” and, together with the GA Merger, the “Mergers.” In connection with the Closing, Magnolia changed its name to The Global Atlantic Financial Group LLC, or “TGAFG,” and became the new holding company of Global Atlantic’s business. Also in connection with the Closing, certain previous shareholders of GAFG and GAFLL elected to participate in an equity roll-over to become shareholders of TGAFG, and new co-investors agreed to fund in cash a portion of the purchase price to become shareholders of TGAFG. Following these roll-overs and co-investments, KKR owns 61.1% of TGAFG as of the Closing, which percentage is subject to change due to certain post-closing purchase price adjustments as provided in the Merger Agreement.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share (“NAV”) of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 2 - Summary of Significant Accounting Policies (Continued)

distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument’s level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1	Inputs are unadjusted quoted prices in active markets to which Commonwealth Annuity had access at the measurement date for identical, unrestricted assets or liabilities.
Level 2

Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase (“Payout Reserves”) involving life contingencies are computed according to either the 1983A, Annuity 2000, or 2012 IAR mortality tables. The assumed investment return is 2.5 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 2 - Summary of Significant Accounting Policies (Continued)

Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2020.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Note 3 - Expenses and Related Party Transactions

Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Commonwealth Annuity is that annuitants may live for a longer time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

A Contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, Commonwealth Annuity offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. Commonwealth Annuity may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. When Contract value has been allocated to more than one investment option, the Contract fee is deducted from the purchase payments and related earnings in the chronological order in which they were received. Contract fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 3 - Expenses and Related Party Transactions (Continued)

Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account (“Unit Fair Value”) or deducted from individual Contracts (“Individual Contract”). Current fees and charges are summarized in the following table.

	Commonwealth Annuity Advantage IV	Commonwealth Annuity Advantage IV with Optional Rider(s)	Commonwealth Annuity Preferred Plus	Commonwealth Annuity Preferred Plus with Optional Rider(s)	Commonwealth Annuity Horizon
Annual Contract Fee	$30	$30	$30	$30	$30

Separate Account Annual Expenses
Mortality and Expense Risk	1.15%	1.15%	1.35%	1.35%	0.60%
Administrative Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Total Separate Account Annual Expense without optional riders	1.30%	1.30%	1.50%	1.50%	0.75%

Sub-Account Rider Charges:
Optional Step-Up Death Benefit Charge	N/A	0.20%	N/A	0.20%	N/A
No Withdrawal Charge Rider	N/A	0.35%	N/A	N/A	N/A

Contract Rider Charges:
Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Rider:
Maximum Charge:	1.00%	1.00%	1.00%	1.00%	N/A
Current Charge:	0.50%	0.50%	0.50%	0.50%	N/A

GLWB Plus for Two
Maximum Charge:	1.50%	1.50%	1.50%	1.50%	N/A
Current Charge:	0.75%	0.75%	0.75%	0.75%	N/A

	When Charge is Deducted	How Deducted
Annual Contract Fee	Annually, and upon full surrender of the Contract	Charged against individual Contracts
Mortality and Expense Risk Charge	Daily	Deducted from Sub-Accounts as a reduction in Unit Fair Value
Administrative Charge	Daily	Deducted from Sub-Accounts as a reduction in Unit Fair Value
Sub-Account Rider Charges	Daily	Deducted from Sub-Accounts as a reduction in Unit Fair Value
Contract Rider Charges	Monthly	Charged against individual Contracts

A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract owner or annuitant are included in certain classes exempt from these charges. Total surrender charges

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 3 - Expenses and Related Party Transactions (Continued)

assessed under a Contract will never exceed 8% of the total purchase payments (not including purchase payment bonuses) made under the Contract.

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

The disclosures above summarize fees and charges. There are other fees and charges that may be assessed at the discretion of Commonwealth Annuity, in accordance with Contract terms.

The Goldman Sachs Group, Inc. (“Goldman Sachs”) owns approximately 22% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 78% of the outstanding ordinary shares.

Goldman Sachs Asset Management, L.P. (“GSAM”), a subsidiary of Goldman Sachs, is the investment advisor to the Goldman Sachs Trust (“GST”) and Goldman Sachs Variable Insurance Trust (“Goldman Sachs VIT”). During the year ended December 31, 2020, management fees of the underlying GST and Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager of the GST funds and the Goldman Sachs VIT funds.

The GST and the Goldman Sachs VIT funds’ advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.15% to 0.95% for the GST funds and 0.16% to 0.87% for the Goldman Sachs VIT funds of the fund’s average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each fund was contracted to pay a fee equal to an annual rate of 0.25% for the GST funds and 0.25% for the Goldman Sachs VIT funds of the fund’s average daily net assets. GSAM has the right to fully or partially waive these advisory and 12b-1 fees.

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 4 - Changes In Units Outstanding

The changes in units outstanding were as follows:

	2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Intermediate Bond Portfolio	199,317	(53,117)	146,200	157,562	(154,181)	3,381
AB VPS International Value Portfolio	15,840	(226,681)	(210,841)	20,095	(89,886)	(69,791)
AB VPS Small Cap Growth Portfolio	622	(8,579)	(7,957)	1,002	(32,147)	(31,145)
AB VPS Small/Mid Cap Value Portfolio	17,024	(59,087)	(42,063)	17,422	(19,710)	(2,288)
Fidelity VIP Contrafund® Portfolio	435,613	(845,338)	(409,725)	203,643	(198,685)	4,958
Fidelity VIP Disciplined Small Cap Portfolio	24,553	(57,467)	(32,914)	18,108	(52,084)	(33,976)
Fidelity VIP Equity-Income Portfolio	133,002	(379,984)	(246,982)	81,853	(91,382)	(9,529)
Fidelity VIP Freedom 2005 Portfolio	893	(19)	874	848	(19)	829
Fidelity VIP Freedom 2015 Portfolio	3,527	(34,906)	(31,379)	5,281	(16,461)	(11,180)
Fidelity VIP Freedom 2020 Portfolio	8,807	(18,878)	(10,071)	11,624	(47,646)	(36,022)
Fidelity VIP Freedom 2025 Portfolio	20,010	(232,850)	(212,840)	102,472	(75,469)	27,003
Fidelity VIP Freedom 2030 Portfolio	33,827	(65,786)	(31,959)	30,052	(14,888)	15,164
Fidelity VIP Freedom 2035 Portfolio	27,283	(49,896)	(22,613)	30,893	(117,349)	(86,456)
Fidelity VIP Freedom 2040 Portfolio	5,222	(158,859)	(153,637)	9,704	(63,664)	(53,960)
Fidelity VIP Freedom 2045 Portfolio	19,992	(41,465)	(21,473)	29,363	(33,667)	(4,304)
Fidelity VIP Freedom 2050 Portfolio	79,540	(51,896)	27,644	20,751	(13,208)	7,543
Fidelity VIP Freedom Income Portfolio	23,006	(1,358)	21,648	1,346	(7,886)	(6,540)
Fidelity VIP Growth Opportunities Portfolio	72,530	(82,995)	(10,465)	35,194	(30,343)	4,851
Fidelity VIP Index 500 Portfolio	290,593	(471,115)	(180,522)	190,714	(192,169)	(1,455)
Fidelity VIP Mid Cap Portfolio	49,263	(82,696)	(33,433)	71,994	(155,512)	(83,518)
Fidelity VIP Overseas Portfolio	17,350	(72,935)	(55,585)	36,308	(31,685)	4,623
Fidelity VIP Strategic Income Portfolio	153,316	(313,864)	(160,548)	42,114	(514,282)	(472,168)
FT VIP Franklin Income VIP Fund	181,544	(584,648)	(403,104)	136,224	(537,169)	(400,945)
FT VIP Franklin Mutual Global Discovery VIP Fund	276,460	(677,618)	(401,158)	145,189	(212,489)	(67,300)
FT VIP Franklin Mutual Shares VIP Fund	65,375	(186,871)	(121,496)	54,630	(50,299)	4,331
FT VIP Franklin Small Cap Value VIP Fund	19,638	(247,383)	(227,745)	26,302	(135,874)	(109,572)

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 4 - Changes In Units Outstanding (Continued)

	2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
FT VIP Templeton Growth VIP Fund	5,905	(97,629)	(91,724)	72,355	(107,626)	(35,271)
Goldman Sachs Balanced Strategy Portfolio	103,725	(246,386)	(142,661)	43,791	(123,688)	(79,897)
Goldman Sachs Dynamic Global Equity Fund	77,647	(36,845)	40,802	67,143	(105,689)	(38,546)
Goldman Sachs Growth and Income Strategy Portfolio	23,502	(28,181)	(4,679)	83,440	(196,135)	(112,695)
Goldman Sachs Growth Strategy Portfolio	95,056	(41,910)	53,146	273,266	(347,020)	(73,754)
Goldman Sachs International Real Estate Securities Fund	7,648	(18,782)	(11,134)	20,194	(48,377)	(28,183)
Goldman Sachs Real Estate Securities Fund	29,944	(61,422)	(31,478)	44,519	(43,483)	1,036
Goldman Sachs Technology Opportunities Fund	38,339	(166,320)	(127,981)	34,029	(115,873)	(81,844)
Goldman Sachs VIT Core Fixed Income Fund	290,792	(246,790)	44,002	59,296	(101,760)	(42,464)
Goldman Sachs VIT Equity Index Fund	3,147	(76,797)	(73,650)	3,816	(17,947)	(14,131)
Goldman Sachs VIT Global Trends Allocation Fund	—	(4,444)	(4,444)	—	(8)	(8)
Goldman Sachs VIT Government Money Market Fund	1,694,528	(1,473,043)	221,485	294,782	(1,760,635)	(1,465,853)
Goldman Sachs VIT Growth Opportunities Fund	4,503	(21,327)	(16,824)	5,264	(18,030)	(12,766)
Goldman Sachs VIT High Quality Floating Rate Fund	45,579	(50,103)	(4,524)	49,680	(34,051)	15,629
Goldman Sachs VIT International Equity Insights Fund	25,826	(23,551)	2,275	14,897	(18,580)	(3,683)
Goldman Sachs VIT Large Cap Value Fund	37,172	(72,993)	(35,821)	31,359	(14,023)	17,336
Goldman Sachs VIT Mid Cap Value Fund	1,417	(25,892)	(24,475)	1,048	(3,140)	(2,092)
Goldman Sachs VIT Small Cap Equity Insights Fund	30,085	(81,097)	(51,012)	15,959	(9,789)	6,170
Goldman Sachs VIT Strategic Growth Fund	51,281	(58,544)	(7,263)	5,163	(13,323)	(8,160)
Goldman Sachs VIT U.S. Equity Insights Fund	736	(30,707)	(29,971)	713	(3,772)	(3,059)
Invesco Oppenheimer V.I. Conservative Balanced Fund	61,098	(66,058)	(4,960)	14,555	(42,603)	(28,048)
Invesco Oppenheimer V.I. Global Fund	61,216	(228,698)	(167,482)	61,274	(143,467)	(82,193)

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 4 - Changes In Units Outstanding (Continued)

	2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco Oppenheimer V.I. Global Strategic Income Fund	102,107	(116,828)	(14,721)	61,252	(126,688)	(65,436)
Invesco Oppenheimer V.I. Main Street Small Cap Fund	73,493	(280,963)	(207,470)	74,907	(140,311)	(65,404)
Invesco V.I. American Franchise Fund	3,555	(17,831)	(14,276)	4,368	(6,777)	(2,409)
Invesco V.I. Core Equity Fund	4,393	(18,938)	(14,545)	6,359	(48,404)	(42,045)
Invesco V.I. Health Care Fund	58,378	(112,029)	(53,651)	43,866	(57,631)	(13,765)
Invesco V.I. Mid Cap Core Equity Fund	33,866	(108,389)	(74,523)	13,788	(4,460)	9,328
Janus Henderson Enterprise Portfolio	41,102	(147,584)	(106,482)	100,489	(78,809)	21,680
Janus Henderson Forty Portfolio	46,749	(162,793)	(116,044)	41,551	(116,940)	(75,389)
Janus Henderson Mid Cap Value Portfolio	73,980	(280,276)	(206,296)	44,302	(120,626)	(76,324)
MFS® New Discovery Series	93,478	(101,487)	(8,009)	44,538	(17,376)	27,162
MFS® Utilities Series	13,697	(67,548)	(53,851)	69,235	(19,396)	49,839
Pioneer Mid Cap Value VCT Portfolio	14,346	(64,481)	(50,135)	18,988	(34,683)	(15,695)
Pioneer Select Mid Cap Growth VCT Portfolio	9,902	(60,024)	(50,122)	18,664	(149,789)	(131,125)

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 5 - Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2020 were as follows:

Investment Portfolios	Purchases	Sales
AB VPS Intermediate Bond Portfolio	$319,924	$92,399
AB VPS International Value Portfolio	11,626	131,794
AB VPS Small Cap Growth Portfolio	27,284	32,678
AB VPS Small/Mid Cap Value Portfolio	53,873	106,419
Fidelity VIP Contrafund® Portfolio	1,197,104	2,382,152
Fidelity VIP Disciplined Small Cap Portfolio	48,436	115,939
Fidelity VIP Equity-Income Portfolio	379,922	788,296
Fidelity VIP Freedom 2005 Portfolio	1,644	77
Fidelity VIP Freedom 2015 Portfolio	16,168	53,034
Fidelity VIP Freedom 2020 Portfolio	78,983	44,761
Fidelity VIP Freedom 2025 Portfolio	69,401	446,376
Fidelity VIP Freedom 2030 Portfolio	93,431	126,915
Fidelity VIP Freedom 2035 Portfolio	88,571	98,441
Fidelity VIP Freedom 2040 Portfolio	63,574	361,008
Fidelity VIP Freedom 2045 Portfolio	58,656	91,694
Fidelity VIP Freedom 2050 Portfolio	180,900	90,754
Fidelity VIP Freedom Income Portfolio	33,607	3,631
Fidelity VIP Growth Opportunities Portfolio	463,685	399,043
Fidelity VIP Index 500 Portfolio	832,457	1,348,538
Fidelity VIP Mid Cap Portfolio	93,103	156,189
Fidelity VIP Overseas Portfolio	27,746	102,768
Fidelity VIP Strategic Income Portfolio	237,342	409,029
FT VIP Franklin Income VIP Fund	441,914	898,941
FT VIP Franklin Mutual Global Discovery VIP Fund	419,127	960,638
FT VIP Franklin Mutual Shares VIP Fund	104,900	245,205
FT VIP Franklin Small Cap Value VIP Fund	84,816	424,071
FT VIP Templeton Growth VIP Fund	11,271	104,022
Goldman Sachs Balanced Strategy Portfolio	158,102	342,347
Goldman Sachs Dynamic Global Equity Fund	124,964	56,125
Goldman Sachs Growth and Income Strategy Portfolio	60,277	48,872
Goldman Sachs Growth Strategy Portfolio	177,691	69,614
Goldman Sachs International Real Estate Securities Fund	6,310	13,111
Goldman Sachs Real Estate Securities Fund	71,350	87,527
Goldman Sachs Technology Opportunities Fund	267,919	591,641
Goldman Sachs VIT Core Fixed Income Fund	405,785	347,688
Goldman Sachs VIT Equity Index Fund	25,705	159,921
Goldman Sachs VIT Global Trends Allocation Fund	645	6,253
Goldman Sachs VIT Government Money Market Fund	1,512,044	1,345,563
Goldman Sachs VIT Growth Opportunities Fund	63,651	64,265
Goldman Sachs VIT High Quality Floating Rate Fund	53,593	63,264
Goldman Sachs VIT International Equity Insights Fund	20,921	24,518
Goldman Sachs VIT Large Cap Value Fund	55,436	106,570
Goldman Sachs VIT Mid Cap Value Fund	4,850	48,609
Goldman Sachs VIT Small Cap Equity Insights Fund	53,052	156,025

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 5 - Purchases and Sales of Investments (Continued)

Investment Portfolios	Purchases	Sales
Goldman Sachs VIT Strategic Growth Fund	$192,960	$171,852
Goldman Sachs VIT U.S. Equity Insights Fund	7,276	68,679
Invesco Oppenheimer V.I. Conservative Balanced Fund	91,784	80,904
Invesco Oppenheimer V.I. Global Fund	154,550	421,283
Invesco Oppenheimer V.I. Global Strategic Income Fund	156,991	161,623
Invesco Oppenheimer V.I. Main Street Small Cap Fund	159,989	547,241
Invesco V.I. American Franchise Fund	19,236	51,807
Invesco V.I. Core Equity Fund	62,240	32,568
Invesco V.I. Health Care Fund	172,579	272,382
Invesco V.I. Mid Cap Core Equity Fund	48,465	126,069
Janus Henderson Enterprise Portfolio	202,892	467,475
Janus Henderson Forty Portfolio	219,790	541,030
Janus Henderson Mid Cap Value Portfolio	146,984	493,604
MFS® New Discovery Series	379,377	310,282
MFS® Utilities Series	53,687	148,746
Pioneer Mid Cap Value VCT Portfolio	33,235	99,178
Pioneer Select Mid Cap Growth VCT Portfolio	75,235	146,047

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Intermediate Bond Portfolio
2020	890,308	1.46	1.36	1,334,587	3.35	0.75	1.65	3.55	5.43
2019	744,108	1.40	1.29	1,070,666	2.57	0.75	1.70	6.06	6.61
2018	740,727	1.32	1.21	1,000,940	1.01	0.75	1.70	(2.22)	(1.63)
2017	895,925	1.35	1.23	1,242,325	3.01	0.75	1.70	1.50	2.50
2016	937,045	1.33	1.20	1,277,193	3.00	0.75	1.70	2.31	3.45
AB VPS International Value Portfolio
2020	224,467	0.65	1.20	155,663	1.39	0.75	1.65	1.56	0.84
2019	435,308	0.64	1.19	294,646	0.75	0.75	1.65	14.29	16.67
2018	505,099	0.56	1.02	294,944	1.08	0.75	1.65	(24.32)	(23.88)
2017	541,448	0.74	1.34	412,801	2.70	0.75	1.65	23.33	24.07
2016	330,450	0.60	1.08	202,153	1.12	0.75	1.65	(3.23)	(0.92)
AB VPS Small Cap Growth Portfolio
2020	101,607	4.24	4.48	443,651	N/A	1.30	1.70	50.89	51.86
2019	109,564	2.81	2.95	316,253	N/A	1.30	1.70	33.81	34.09
2018	140,710	2.10	2.20	304,189	N/A	1.30	1.70	(2.78)	(2.22)
2017	247,346	2.16	2.25	548,290	N/A	1.30	1.70	31.71	31.58
2016	257,536	1.64	1.71	433,036	N/A	1.30	1.70	4.46	4.91
AB VPS Small/Mid Cap Value Portfolio
2020	279,238	1.99	2.22	568,463	0.82	0.75	1.65	1.53	2.30
2019	321,301	1.96	2.17	644,712	0.32	0.75	1.65	18.07	19.23
2018	323,588	1.66	1.82	549,379	0.23	0.75	1.65	(17.00)	(16.13)
2017	377,412	2.00	2.17	767,756	0.24	0.75	1.65	11.11	12.44
2016	461,152	1.80	1.93	844,461	0.36	0.75	1.65	23.29	23.72

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Fidelity VIP Contrafund® Portfolio
2020	1,182,918	3.14	3.49	3,836,459	0.09	0.75	1.70	28.16	29.26
2019	1,592,643	2.45	2.70	4,030,085	0.22	0.75	1.70	28.95	30.43
2018	1,587,685	1.90	2.07	3,103,555	0.45	0.75	1.70	(8.21)	(7.59)
2017	1,537,649	2.07	2.24	3,262,502	0.78	0.75	1.70	19.65	21.08
2016	1,522,244	1.73	1.85	2,694,135	0.67	0.75	1.70	5.49	6.94
Fidelity VIP Disciplined Small Cap Portfolio
2020	75,711	2.52	2.77	196,439	0.58	0.75	1.65	16.13	16.88
2019	108,625	2.17	2.37	242,649	0.70	0.75	1.65	21.23	22.80
2018	142,600	1.79	1.93	261,173	0.71	0.75	1.65	(14.76)	(14.22)
2017	108,510	2.10	2.25	233,078	0.52	0.75	1.65	5.00	6.13
2016	123,316	2.00	2.12	251,482	0.50	0.75	1.65	20.48	21.14
Fidelity VIP Equity-Income Portfolio
2020	714,605	2.26	2.50	1,664,432	1.52	0.75	1.65	4.63	5.49
2019	961,587	2.16	2.37	2,136,640	1.84	0.75	1.65	24.86	26.06
2018	971,117	1.73	1.88	1,720,296	2.04	0.75	1.65	(9.90)	(9.18)
2017	1,073,238	1.92	2.07	2,104,898	1.57	0.75	1.65	10.98	11.89
2016	979,151	1.73	1.85	1,727,735	2.63	0.75	1.65	15.33	17.09
Fidelity VIP Freedom 2005 Portfolio
2020	4,109	1.71	1.71	7,028	1.08	0.75	0.75	10.32	10.32
2019	3,235	1.55	1.55	5,026	2.03	0.75	0.75	12.32	12.32
2018	2,406	1.31	1.38	3,314	1.20	0.75	1.30	(5.07)	(3.50)
2017	2,940	1.38	1.43	4,150	1.37	0.75	1.30	9.52	9.16
2016	2,106	1.26	1.31	2,703	1.42	0.75	1.30	3.28	3.97
Fidelity VIP Freedom 2015 Portfolio
2020	89,611	1.85	2.00	167,749	1.00	0.75	1.50	12.12	12.36
2019	120,990	1.65	1.78	201,634	1.79	0.75	1.50	16.20	17.11
2018	132,170	1.42	1.52	189,435	1.07	0.75	1.50	(6.58)	(5.59)
2017	277,949	1.52	1.61	424,899	1.33	0.75	1.50	12.59	13.38
2016	264,450	1.35	1.42	357,074	1.45	0.75	1.50	3.85	5.19

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Fidelity VIP Freedom 2020 Portfolio
2020	516,247	1.93	2.12	1,048,967	1.05	0.75	1.65	12.87	13.98
2019	526,318	1.71	1.86	942,889	1.82	0.75	1.65	17.93	18.47
2018	562,339	1.45	1.57	848,269	1.28	0.75	1.65	(7.64)	(6.55)
2017	593,172	1.57	1.68	962,826	1.29	0.75	1.65	14.60	15.07
2016	626,144	1.37	1.46	883,825	1.24	0.75	1.65	3.79	5.04
Fidelity VIP Freedom 2025 Portfolio
2020	187,948	2.11	2.29	404,072	0.76	0.75	1.50	14.05	15.08
2019	400,788	1.85	1.99	754,811	1.83	0.75	1.50	19.35	20.61
2018	373,785	1.55	1.65	586,744	1.25	0.75	1.50	(7.74)	(7.30)
2017	357,708	1.68	1.78	607,815	1.30	0.75	1.50	15.86	16.34
2016	306,579	1.45	1.53	448,742	1.44	0.75	1.50	4.32	5.52
Fidelity VIP Freedom 2030 Portfolio
2020	221,757	2.24	2.42	499,665	1.00	0.75	1.50	14.87	15.79
2019	253,716	1.95	2.09	498,067	1.79	0.75	1.50	22.64	22.94
2018	238,552	1.59	1.70	382,405	1.13	0.75	1.50	(9.66)	(8.60)
2017	223,832	1.76	1.86	395,431	1.15	0.75	1.50	18.92	20.00
2016	223,307	1.48	1.55	331,467	1.11	0.75	1.50	4.96	5.44
Fidelity VIP Freedom 2035 Portfolio
2020	302,553	2.34	2.59	733,317	0.87	0.75	1.70	15.84	17.19
2019	325,166	2.02	2.21	675,966	1.52	0.75	1.70	25.47	26.29
2018	411,622	1.61	1.75	680,996	0.96	0.75	1.70	(11.05)	(10.26)
2017	388,421	1.81	1.95	720,131	1.09	0.75	1.70	20.67	21.88
2016	337,843	1.50	1.60	516,240	1.20	0.75	1.70	4.90	5.96
Fidelity VIP Freedom 2040 Portfolio
2020	361,683	2.39	2.64	896,954	0.64	0.75	1.65	17.16	18.39
2019	515,320	2.04	2.23	1,088,645	1.53	0.75	1.65	25.93	27.43
2018	569,280	1.62	1.75	950,561	0.89	0.75	1.65	(11.48)	(11.17)
2017	611,712	1.83	1.97	1,151,794	0.90	0.75	1.65	21.19	22.36
2016	710,865	1.51	1.61	1,099,249	1.16	0.75	1.65	4.86	5.92

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Fidelity VIP Freedom 2045 Portfolio
2020	146,346	2.45	2.65	360,871	0.71	0.75	1.50	17.22	17.78
2019	167,819	2.09	2.25	352,616	1.51	0.75	1.50	26.67	27.12
2018	172,123	1.65	1.77	285,992	1.24	0.75	1.50	(11.76)	(10.61)
2017	46,845	1.87	1.98	88,809	1.00	0.75	1.50	21.43	22.22
2016	42,100	1.54	1.62	65,539	1.20	0.75	1.50	4.76	5.88
Fidelity VIP Freedom 2050 Portfolio
2020	101,863	2.41	2.66	253,800	0.76	0.75	1.65	16.99	18.22
2019	74,219	2.06	2.25	157,123	1.65	0.75	1.65	25.61	27.12
2018	66,676	1.64	1.77	111,647	0.97	0.75	1.65	(11.35)	(10.61)
2017	61,029	1.85	1.98	115,327	0.88	0.75	1.65	20.92	22.22
2016	89,927	1.53	1.62	140,140	1.28	0.75	1.65	4.79	5.88
Fidelity VIP Freedom Income Portfolio
2020	101,907	1.40	1.68	147,048	1.20	0.75	1.50	8.53	9.80
2019	80,259	1.29	1.53	107,618	1.76	0.75	1.50	10.26	10.87
2018	86,799	1.17	1.38	105,607	2.29	0.75	1.50	(4.10)	(2.82)
2017	19,989	1.24	1.42	28,481	1.20	0.75	1.30	6.90	7.58
2016	24,529	1.16	1.32	31,952	1.23	0.75	1.30	3.57	3.13
Fidelity VIP Growth Opportunities Portfolio
2020	321,392	6.59	6.87	2,174,639	N/A	1.30	1.70	65.58	65.94
2019	331,857	3.98	4.37	1,356,374	N/A	0.75	1.70	38.19	39.62
2018	327,006	2.88	3.13	966,174	0.11	0.75	1.70	10.34	11.39
2017	563,818	2.61	2.81	1,502,663	0.10	0.75	1.70	31.82	33.18
2016	458,685	1.98	2.04	924,772	0.05	1.30	1.70	(1.98)	(0.97)
Fidelity VIP Index 500 Portfolio
2020	1,407,819	3.17	3.52	4,592,790	1.53	0.75	1.70	15.69	17.33
2019	1,588,341	2.74	3.00	4,457,875	1.76	0.75	1.70	29.25	29.87
2018	1,589,796	2.12	2.31	3,452,578	1.65	0.75	1.70	(6.61)	(5.33)
2017	1,444,133	2.27	2.44	3,337,194	1.71	0.75	1.70	19.47	20.20
2016	1,173,722	1.90	2.03	2,265,791	1.61	0.75	1.70	9.83	10.93

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Fidelity VIP Mid Cap Portfolio
2020	475,840	2.32	3.39	1,145,872	0.40	0.75	1.70	15.42	16.90
2019	509,273	2.01	2.90	1,055,543	0.63	0.75	1.70	21.08	22.36
2018	592,791	1.66	2.37	1,010,652	0.41	0.75	1.70	(16.16)	(15.36)
2017	639,200	1.98	2.80	1,296,001	0.50	0.75	1.70	18.56	19.66
2016	621,073	1.67	2.34	1,059,781	0.37	0.75	1.70	9.87	10.90
Fidelity VIP Overseas Portfolio
2020	161,106	1.80	1.98	296,215	0.22	0.75	1.65	13.92	14.45
2019	216,691	1.58	1.73	349,845	1.54	0.75	1.65	25.40	26.28
2018	212,068	1.26	1.37	272,112	1.48	0.75	1.65	(16.56)	(15.43)
2017	150,266	1.51	1.62	230,420	1.66	0.75	1.65	27.97	28.57
2016	64,150	1.18	1.21	76,871	0.87	1.30	1.65	(7.09)	(6.20)
Fidelity VIP Strategic Income Portfolio
2020	615,938	1.38	1.75	887,133	2.92	0.75	1.65	5.34	6.06
2019	776,486	1.31	1.65	1,052,991	2.23	0.75	1.65	9.17	10.00
2018	1,248,654	1.20	1.50	1,562,300	4.02	0.75	1.65	(4.76)	(3.85)
2017	1,086,951	1.26	1.56	1,421,463	2.98	0.75	1.65	5.88	6.85
2016	1,104,883	1.19	1.46	1,359,985	3.66	0.75	1.65	6.25	7.35
FT VIP Franklin Income VIP Fund
2020	2,013,850	1.54	1.76	3,204,043	5.63	0.75	1.65	(1.28)	0.00
2019	2,416,954	1.56	1.76	3,877,594	5.49	0.75	1.65	13.87	15.03
2018	2,817,899	1.37	1.53	3,948,763	4.91	0.75	1.65	(5.52)	(4.97)
2017	3,001,152	1.45	1.61	4,455,945	4.10	0.75	1.65	7.41	8.78
2016	3,031,835	1.35	1.48	4,162,940	4.91	0.75	1.65	12.50	12.98
FT VIP Franklin Mutual Global Discovery VIP Fund
2020	831,441	1.48	1.80	1,285,039	1.98	0.75	1.70	(6.33)	(5.26)
2019	1,232,599	1.58	1.90	2,028,543	1.63	0.75	1.70	22.48	23.38
2018	1,299,899	1.29	1.54	1,742,244	2.42	0.75	1.70	(12.84)	(12.00)
2017	1,252,647	1.48	1.75	1,916,644	1.72	0.75	1.70	7.25	8.02
2016	1,221,931	1.38	1.62	1,742,855	1.65	0.75	1.70	9.52	10.96

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
FT VIP Franklin Mutual Shares VIP Fund
2020	255,404	1.38	1.45	362,325	2.49	1.30	1.65	(6.76)	(5.84)
2019	376,900	1.47	1.54	574,218	1.86	1.30	1.70	20.49	20.31
2018	372,570	1.22	1.28	468,998	2.75	1.30	1.70	(10.29)	(9.86)
2017	345,780	1.36	1.42	486,462	2.21	1.30	1.70	6.25	6.77
2016	363,484	1.28	1.33	478,520	2.22	1.30	1.70	14.29	14.66
FT VIP Franklin Small Cap Value VIP Fund
2020	346,727	2.00	3.41	718,428	1.47	0.75	1.70	3.09	4.28
2019	574,472	1.94	3.27	1,149,068	1.04	0.75	1.70	24.36	25.77
2018	684,044	1.56	2.60	1,098,787	0.87	0.75	1.70	(14.29)	(13.62)
2017	665,965	1.82	3.01	1,244,507	0.52	0.75	1.70	8.98	9.85
2016	684,933	1.67	2.74	1,174,482	0.75	0.75	1.70	27.48	29.25
FT VIP Templeton Growth VIP Fund
2020	115,119	1.20	1.24	139,754	3.21	1.30	1.50	4.35	5.08
2019	206,843	1.13	1.67	240,630	2.84	0.75	1.65	13.00	14.38
2018	242,113	1.00	1.46	249,879	2.03	0.75	1.65	(15.97)	(15.61)
2017	286,349	1.19	1.24	349,663	1.71	1.30	1.65	15.53	16.98
2016	243,591	1.03	1.06	254,791	2.02	1.30	1.65	8.42	8.16
Goldman Sachs Balanced Strategy Portfolio
2020	578,468	1.38	1.45	827,812	1.74	1.30	1.70	8.66	9.02
2019	721,129	1.27	1.33	947,848	2.15	1.30	1.70	13.39	13.68
2018	801,026	1.12	1.17	926,044	1.98	1.30	1.70	(8.20)	(7.87)
2017	931,938	1.22	1.27	1,169,789	2.31	1.30	1.70	8.93	9.48
2016	994,914	1.12	1.16	1,138,648	1.07	1.30	1.70	3.70	3.57
Goldman Sachs Dynamic Global Equity Fund
2020	251,852	1.59	1.66	414,827	1.25	1.30	1.65	11.19	11.41
2019	211,050	1.43	1.49	310,041	1.44	1.30	1.65	24.35	24.17
2018	249,597	1.15	1.20	296,870	2.12	1.30	1.65	(12.88)	(12.41)
2017	304,863	1.32	1.37	415,388	2.07	1.30	1.65	23.36	24.55
2016	313,161	1.07	1.10	343,527	1.38	1.30	1.65	4.90	4.76

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs Growth and Income Strategy Portfolio
2020	718,167	1.43	2.18	1,073,196	1.59	0.75	1.65	10.85	11.22
2019	722,846	1.29	1.96	975,724	1.92	0.75	1.65	16.22	18.07
2018	835,541	1.11	1.66	963,950	2.32	0.75	1.65	(10.48)	(9.78)
2017	892,089	1.24	1.84	1,145,591	2.48	0.75	1.65	14.81	15.72
2016	870,470	1.08	1.59	974,048	0.97	0.75	1.65	3.85	4.61
Goldman Sachs Growth Strategy Portfolio
2020	874,720	1.46	2.52	1,376,232	1.40	0.75	1.65	12.31	13.00
2019	821,574	1.30	2.23	1,143,000	2.03	0.75	1.65	20.37	21.86
2018	895,328	1.08	1.83	1,024,640	2.29	0.75	1.65	(12.90)	(12.02)
2017	911,536	1.24	2.08	1,179,805	2.61	0.75	1.65	19.23	20.23
2016	846,214	1.04	1.73	911,948	0.98	0.75	1.65	4.00	5.49
Goldman Sachs International Real Estate Securities Fund
2020	116,023	0.84	0.88	100,720	0.68	1.30	1.65	(3.45)	(3.30)
2019	127,157	0.87	0.91	114,416	5.98	1.30	1.65	17.57	18.18
2018	155,340	0.74	0.77	117,460	1.86	1.30	1.65	(8.64)	(8.33)
2017	156,318	0.81	0.84	129,154	4.60	1.30	1.65	15.71	16.67
2016	111,865	0.71	0.72	79,682	4.07	1.30	1.50	(2.74)	(2.70)
Goldman Sachs Real Estate Securities Fund
2020	218,555	1.42	2.07	323,941	1.27	0.75	1.65	(9.55)	(8.41)
2019	250,033	1.57	2.26	407,008	1.48	0.75	1.65	23.62	24.86
2018	248,997	1.27	1.81	327,486	2.46	0.75	1.65	(7.30)	(6.22)
2017	240,729	1.37	1.93	338,390	1.57	0.75	1.65	0.74	1.05
2016	249,315	1.36	1.91	347,367	2.01	0.75	1.65	3.82	4.95
Goldman Sachs Technology Opportunities Fund
2020	254,190	5.03	5.14	1,315,927	N/A	0.75	1.65	42.90	44.38
2019	382,171	3.52	3.56	1,375,792	N/A	0.75	1.65	35.91	36.92
2018	464,015	2.59	2.60	1,231,176	N/A	0.75	1.65	0.39	1.17
2017	507,976	2.58	2.57	1,338,041	N/A	0.75	1.65	35.79	37.43
2016	448,905	1.90	1.87	870,281	N/A	0.75	1.65	4.40	5.06

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Core Fixed Income Fund
2020	593,304	1.39	1.57	848,225	2.05	0.75	1.70	7.75	8.28
2019	549,302	1.29	1.45	729,375	2.54	0.75	1.70	7.50	8.21
2018	591,766	1.20	1.34	731,301	3.39	0.75	1.70	(2.44)	(1.47)
2017	631,608	1.23	1.36	798,673	2.59	0.75	1.70	0.82	2.26
2016	690,942	1.22	1.33	860,466	1.96	0.75	1.70	0.83	2.31
Goldman Sachs VIT Equity Index Fund
2020	94,083	2.57	4.42	248,192	1.12	0.75	1.65	16.29	16.93
2019	167,733	2.21	3.78	380,596	1.49	0.75	1.65	28.49	29.90
2018	181,864	1.72	2.91	320,079	1.03	0.75	1.65	(6.52)	(5.52)
2017	297,331	1.84	3.08	558,042	1.60	0.75	1.65	19.48	20.31
2016	307,617	1.54	2.56	482,896	2.57	0.75	1.65	9.22	10.82
Goldman Sachs VIT Global Trends Allocation Fund
2020	27,905	1.34	1.45	38,529	0.26	0.75	1.65	2.29	3.57
2019	32,349	1.31	1.40	43,467	1.49	0.75	1.65	10.08	11.11
2018	32,358	1.19	1.26	39,355	0.65	0.75	1.65	(5.56)	(5.26)
2017	32,913	1.26	1.33	42,400	0.27	0.75	1.65	10.53	12.71
2016	40,712	1.14	1.18	46,977	0.37	0.75	1.65	2.70	3.51
Goldman Sachs VIT Government Money Market Fund
2020	3,035,149	0.86	0.96	2,700,114	0.24	0.75	1.70	(2.27)	0.00
2019	2,813,664	0.88	0.96	2,533,635	1.87	0.75	1.70	1.15	1.05
2018	4,279,517	0.87	0.95	3,837,142	1.46	0.75	1.70	(1.14)	1.06
2017	4,482,482	0.88	0.94	4,019,996	0.48	0.75	1.70	(1.12)	(1.05)
2016	6,891,262	0.89	0.95	6,237,872	0.04	0.75	1.70	(1.11)	0.00
Goldman Sachs VIT Growth Opportunities Fund
2020	90,075	3.48	3.90	322,967	N/A	0.75	1.70	42.04	43.38
2019	106,899	2.45	2.72	269,438	N/A	0.75	1.70	31.72	32.68
2018	119,665	1.86	2.05	228,759	N/A	0.75	1.70	(6.06)	(4.65)
2017	162,594	1.98	2.15	329,631	N/A	0.75	1.70	24.53	25.73
2016	167,482	1.59	1.71	271,996	N/A	0.75	1.70	0.00	0.59

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT High Quality Floating Rate Fund
2020	468,908	1.11	1.18	540,066	0.66	1.30	1.70	(1.77)	0.00
2019	473,432	1.13	1.18	550,089	2.08	1.30	1.70	0.89	0.00
2018	457,803	1.12	1.18	529,406	1.87	1.30	1.70	(0.88)	0.85
2017	473,096	1.13	1.17	546,694	1.23	1.30	1.70	0.00	0.00
2016	562,902	1.13	1.17	651,102	0.90	1.30	1.70	(0.88)	(0.85)
Goldman Sachs VIT International Equity Insights Fund
2020	251,689	0.98	1.81	251,394	1.40	0.75	1.50	4.26	5.23
2019	249,414	0.94	1.72	237,615	2.23	0.75	1.50	17.50	17.81
2018	253,097	0.80	1.46	207,159	1.38	0.75	1.50	(18.37)	(17.51)
2017	295,008	0.98	1.77	293,111	1.90	0.75	1.50	24.05	25.53
2016	251,509	0.79	1.41	201,395	2.02	0.75	1.50	(3.66)	(3.42)
Goldman Sachs VIT Large Cap Value Fund
2020	71,011	1.55	1.63	114,815	0.97	1.30	1.65	1.97	2.52
2019	106,832	1.52	1.59	169,611	1.36	1.30	1.65	23.58	24.22
2018	89,496	1.23	1.28	114,642	0.88	1.30	1.65	(10.22)	(10.49)
2017	116,439	1.37	1.43	165,174	1.52	1.30	1.65	7.87	8.33
2016	109,207	1.27	1.32	143,421	2.02	1.30	1.65	9.48	10.00
Goldman Sachs VIT Mid Cap Value Fund
2020	60,798	2.21	2.29	136,152	0.37	1.30	1.65	6.76	7.01
2019	85,273	2.07	2.14	179,211	0.57	1.30	1.65	28.57	28.92
2018	87,365	1.61	1.66	142,029	0.63	1.30	1.65	(12.02)	(11.70)
2017	71,177	1.83	1.88	131,670	0.50	1.30	1.65	8.93	9.30
2016	70,474	1.68	1.72	119,322	1.03	1.30	1.65	11.26	11.69
Goldman Sachs VIT Small Cap Equity Insights Fund
2020	76,019	2.19	3.92	172,714	N/A	0.75	1.65	6.31	7.40
2019	127,031	2.06	3.65	271,489	0.22	0.75	1.65	22.62	23.73
2018	120,860	1.68	2.95	210,271	0.22	0.75	1.65	(10.64)	(9.51)
2017	113,809	1.88	3.26	220,371	0.32	0.75	1.65	9.94	10.14
2016	104,746	1.71	2.96	184,532	1.04	0.75	1.65	20.42	22.31

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Strategic Growth Fund
2020	130,575	3.47	5.38	463,868	N/A	0.75	1.65	37.70	39.02
2019	137,838	2.56	3.87	357,218	0.05	0.75	1.50	33.33	34.38
2018	145,998	1.89	2.88	283,797	N/A	0.75	1.65	(3.08)	(2.04)
2017	170,706	1.95	2.94	341,095	0.26	0.75	1.65	28.29	29.52
2016	139,588	1.52	2.27	217,478	0.39	0.75	1.65	0.00	0.89
Goldman Sachs VIT U.S. Equity Insights Fund
2020	53,902	2.41	3.41	131,886	0.54	0.75	1.50	15.87	16.38
2019	83,873	2.08	2.93	176,637	1.05	0.75	1.50	23.08	24.15
2018	86,932	1.66	2.36	148,637	0.80	0.75	1.65	(7.78)	(7.09)
2017	108,417	1.80	2.54	200,341	1.14	0.75	1.65	21.62	22.71
2016	118,613	1.48	2.07	180,133	1.13	0.75	1.65	8.82	9.52
Invesco Oppenheimer V.I. Conservative Balanced Fund
2020	399,308	1.23	1.98	523,762	1.77	0.75	1.65	11.82	13.79
2019	404,268	1.10	1.74	468,829	1.97	0.75	1.65	15.79	16.00
2018	432,316	0.95	1.50	433,078	1.82	0.75	1.65	(6.86)	(6.25)
2017	493,054	1.02	1.60	528,265	1.71	0.75	1.65	7.37	8.11
2016	475,203	0.95	1.48	474,814	2.18	0.75	1.65	3.26	4.23
Invesco Oppenheimer V.I. Global Fund
2020	588,338	2.27	2.97	1,384,034	0.42	0.75	1.65	24.73	26.38
2019	755,820	1.82	2.35	1,417,673	0.65	0.75	1.65	30.00	30.56
2018	838,012	1.40	1.80	1,214,673	0.75	0.75	1.65	(15.15)	(13.88)
2017	888,905	1.65	2.09	1,507,636	0.74	0.75	1.65	34.15	34.84
2016	765,521	1.23	1.55	967,285	0.80	0.75	1.65	(1.60)	(0.64)
Invesco Oppenheimer V.I. Global Strategic Income Fund
2020	487,002	1.35	1.39	683,861	5.53	0.75	1.70	0.75	2.21
2019	501,723	1.34	1.36	693,319	3.54	0.75	1.70	8.94	9.68
2018	567,158	1.23	1.24	716,858	4.74	0.75	1.70	(6.11)	(4.62)
2017	618,583	1.31	1.30	831,290	2.07	0.75	1.70	3.97	4.84
2016	629,617	1.26	1.24	809,037	4.81	0.75	1.70	5.00	5.08

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2020	596,244	2.46	3.08	1,520,417	0.33	0.75	1.65	17.70	18.92
2019	803,714	2.09	2.59	1,734,771	N/A	0.75	1.65	23.67	25.12
2018	869,117	1.69	2.07	1,505,795	0.06	0.75	1.65	(11.98)	(11.16)
2017	795,763	1.92	2.33	1,561,202	0.65	0.75	1.65	12.28	13.11
2016	725,356	1.71	2.06	1,266,002	0.23	0.75	1.65	15.54	17.05
Invesco V.I. American Franchise Fund
2020	53,396	2.99	3.14	163,216	N/A	1.30	1.65	39.72	40.18
2019	67,672	2.14	3.04	147,792	N/A	0.75	1.65	33.75	35.11
2018	70,081	1.60	2.25	115,391	N/A	0.75	1.65	(5.33)	(4.66)
2017	57,043	1.71	2.36	98,093	N/A	0.75	1.50	24.82	26.20
2016	26,938	1.37	1.87	37,208	N/A	0.75	1.50	0.74	1.08
Invesco V.I. Core Equity Fund
2020	126,664	1.93	2.33	254,519	1.07	0.75	1.65	12.21	12.56
2019	141,209	1.72	2.07	252,842	0.15	0.75	1.65	26.47	27.78
2018	183,254	1.36	1.62	258,981	N/A	0.75	1.65	(11.11)	(10.50)
2017	185,234	1.53	1.81	293,736	0.81	0.75	1.65	10.87	12.42
2016	205,074	1.38	1.61	291,648	0.57	0.75	1.65	7.81	8.78
Invesco V.I. Health Care Fund
2020	350,816	2.85	3.18	1,030,433	0.10	0.75	1.70	12.20	13.17
2019	404,467	2.54	2.81	1,053,639	N/A	0.75	1.70	30.26	31.31
2018	418,232	1.95	2.14	835,983	N/A	0.75	1.70	(1.52)	0.00
2017	529,237	1.98	2.14	1,066,698	0.09	0.75	1.70	13.79	14.44
2016	528,286	1.74	1.87	935,068	N/A	0.75	1.70	(13.00)	(11.79)
Invesco V.I. Mid Cap Core Equity Fund
2020	37,475	1.35	1.37	51,153	0.30	1.30	1.50	7.14	7.03
2019	111,998	1.26	1.32	142,258	0.22	0.75	1.50	23.53	24.53
2018	102,670	1.02	1.06	105,831	0.12	0.75	1.50	(13.56)	(12.40)
2017	89,614	1.18	1.19	105,863	0.39	1.30	1.50	13.46	13.33
2016	49,047	1.04	1.05	51,314	N/A	1.30	1.50	10.64	11.70

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Janus Henderson Enterprise Portfolio
2020	327,438	3.54	4.32	1,200,157	N/A	0.75	1.65	17.22	18.03
2019	433,920	3.02	3.66	1,354,724	0.05	0.75	1.65	33.04	34.07
2018	412,240	2.27	2.73	964,862	0.10	0.75	1.65	(2.58)	(1.09)
2017	387,940	2.33	2.76	926,023	0.15	0.75	1.65	25.27	26.03
2016	449,757	1.86	2.19	855,821	0.03	0.75	1.65	10.06	11.73
Janus Henderson Forty Portfolio
2020	268,185	3.83	4.46	1,068,973	0.16	0.75	1.70	36.79	38.08
2019	384,229	2.80	3.23	1,119,119	0.02	0.75	1.70	34.62	35.71
2018	459,618	2.08	2.38	990,987	N/A	0.75	1.70	0.00	0.85
2017	520,201	2.08	2.36	1,116,084	N/A	0.75	1.70	27.61	28.96
2016	577,214	1.63	1.83	965,976	N/A	0.75	1.70	0.00	1.10
Janus Henderson Mid Cap Value Portfolio
2020	418,260	1.86	2.69	807,365	0.92	0.75	1.70	(3.12)	(1.82)
2019	624,556	1.92	2.74	1,241,879	1.03	0.75	1.70	28.00	29.25
2018	700,880	1.50	2.12	1,088,067	0.88	0.75	1.70	(15.25)	(14.52)
2017	769,955	1.77	2.48	1,405,010	0.64	0.75	1.70	11.32	12.73
2016	783,617	1.59	2.20	1,276,520	0.90	0.75	1.70	16.91	17.65
MFS® New Discovery Series
2020	217,212	3.93	6.19	879,595	N/A	0.75	1.65	43.43	44.29
2019	225,221	2.74	4.29	634,687	N/A	0.75	1.65	38.38	40.20
2018	198,059	1.98	3.06	402,648	N/A	0.75	1.65	(2.94)	(2.24)
2017	258,711	2.04	3.13	540,242	N/A	0.75	1.65	24.39	25.20
2016	221,048	1.64	2.50	370,977	N/A	0.75	1.65	6.49	8.23
MFS® Utilities Series
2020	242,828	2.20	2.30	553,137	2.31	1.30	1.70	3.77	4.55
2019	296,679	2.12	2.34	648,898	3.75	0.75	1.70	22.54	23.81
2018	246,839	1.73	1.89	438,264	0.85	0.75	1.70	(0.57)	0.00
2017	251,421	1.74	1.80	448,534	4.22	1.30	1.70	12.26	13.21
2016	257,526	1.55	1.59	406,564	3.67	1.30	1.70	9.15	9.66

Commonwealth Annuity Separate Account A

Notes To Financial Statements

December 31, 2020

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Pioneer Mid Cap Value VCT Portfolio
2020	215,501	1.57	2.01	346,938	0.94	0.75	1.65	0.64	1.01
2019	265,636	1.55	1.99	425,367	1.03	0.75	1.70	26.02	27.56
2018	281,331	1.23	1.56	357,192	0.47	0.75	1.70	(20.65)	(20.41)
2017	338,411	1.55	1.96	541,849	0.63	0.75	1.70	10.71	12.00
2016	376,127	1.40	1.75	541,927	0.47	0.75	1.70	13.82	15.89
Pioneer Select Mid Cap Growth VCT Portfolio
2020	282,841	3.25	3.88	955,601	N/A	0.75	1.70	36.55	38.08
2019	332,963	2.38	2.81	820,407	N/A	0.75	1.70	30.77	31.92
2018	464,088	1.82	2.13	873,102	N/A	0.75	1.70	(8.08)	(6.99)
2017	479,568	1.98	2.29	977,362	0.08	0.75	1.70	27.74	29.38
2016	485,475	1.55	1.77	772,061	N/A	0.75	1.70	1.97	2.91

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2)	These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)	Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5)	The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity Separate Account A are ultimately controlled by Global Atlantic Financial Group Limited. In connection with the acquisition of a majority of the interests of Global Atlantic Financial Group Limited (the “Global Atlantic acquisition”) on February 2, 2021 by an indirect subsidiary of KKR & Co. Inc., PricewaterhouseCoopers LLP completed an independence assessment to evaluate the services and relationships with the entities that became upstream affiliates of Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity Separate Account A, including KKR & Co. Inc., as well as entities that became affiliated entities under common control of KKR & Co. Inc. on February 2, 2021, the closing date of the Global Atlantic acquisition that bear on PricewaterhouseCoopers LLP’s independence under the SEC and the Public Company Accounting Oversight Board (United States) (“PCAOB”) independence rules. Various services provided by PricewaterhouseCoopers LLP to and relationships between PricewaterhouseCoopers LLP and entities becoming affiliates of Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity Separate Account A, including affiliated entities under common control of KKR & Co. Inc., were identified that are inconsistent with the auditor independence rules provided in Rule 2-01 of Regulation S-X. For each of the services and relationships identified, PricewaterhouseCoopers LLP provided to those charged with governance for Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity Separate Account A an overview of the facts and circumstances surrounding the services and relationships, including the relevant entities and PricewaterhouseCoopers LLP member firms involved, the nature and scope of the services ongoing on the closing date of the Global Atlantic acquisition that were expected to be ongoing during the period between the close of the Global Atlantic acquisition and the conclusion of the audits, an estimation of the fees to be earned related to those services and relationships during the period between the close of the Global Atlantic acquisition and the conclusion of the audits, and other relevant factors bearing on auditor independence. The business relationships and services became impermissible only as a result of the Global Atlantic acquisition on February 2, 2021 and none of the impermissible services and relationships had or will have any impact on the December 31, 2020 financial statements of Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity Separate Account A audited by PricewaterhouseCoopers LLP. Additionally, none of the PricewaterhouseCoopers LLP audit engagement team members for the Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity Separate Account A audits were involved with the impermissible services or business relationships. The services and relationships identified between PwC and entities that became upstream affiliates of Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity Separate Account A, including KKR & Co. Inc., as well as entities that became affiliated entities under common control of KKR & Co. Inc. included: (i) the provision of management-related functions, including bookkeeping services, outsourcing services, project management services, system implementation services, and the preparation and filing of documents with non-tax authorities; (ii) the provision of tax and due diligence services under contingent fee arrangements; (iii) legal and expert services and (iv) business relationships.

Based on the totality of the information provided, both individually and in the aggregate, both PricewaterhouseCoopers LLP and those charged with governance for Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity Separate Account A concluded that PricewaterhouseCoopers LLP is capable of exercising objective and impartial judgment in connection with the audits of Commonwealth Annuity and Life Insurance Company’s financial statements and Commonwealth Annuity Separate Account A’s financial statements as of and for the period ended December 31, 2020.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2020 and 2019 and for the Years Ended

December 31, 2020, 2019 and 2018 and Supplemental Information

for the Year Ended December 31, 2020

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Index to Statutory Financial Statements

Report of Independent Auditors	3
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus	5
Statutory Statements of Operations	6
Statutory Statements of Changes in Capital and Surplus	7
Statutory Statements of Cash Flows	8
Notes to Financial Statements - Statutory Basis	10

Supplementary Information	60
Supplemental Schedule of Selected Statutory Basis Financial Data	61
Supplemental Schedule of Investment Risk Interrogatories	65
Summary Investment Schedule	70
Supplemental Schedule of Reinsurance Disclosures	71

Report of Independent Auditors

To the Board of Directors of Commonwealth Annuity and Life Insurance Company:

We have audited the accompanying statutory financial statements of Commonwealth Annuity and Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the years ended December 31, 2020, 2019, and 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210

T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years ended December 31, 2020, 2019, and 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years ended December 31, 2020, 2019, and 2018, in accordance with the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of selected statutory basis financial data, supplemental schedule of investment risk interrogatories, summary investment schedule and supplemental schedule of reinsurance disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America.  In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

PricewaterhouseCoopers LLP /s/

Boston, Massachusetts

March 31, 2021

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS

As of December 31, 2020 and 2019

(Dollars in thousands, except share data)	Notes	2020	2019
ASSETS
Bonds	3,4	$30,093,677	$14,203,618
Preferred stocks	3,4	34,828	20,595
Affiliated common stock	3,4	2,907,062	2,846,279
Unaffiliated common stock	3,4	17,707	13,510
Mortgage loans	3,4	2,548,289	1,513,948
Other invested assets including receivables for securities	3,4	297,010	79,570
Cash and short term investments	3,4	1,625,824	698,917
Policy loans	3,4	358,401	364,458
Derivatives	3,4	96,545	82,538
Subtotal, cash and invested assets		37,979,343	19,823,433
Investment income due and accrued		268,507	141,038
Premiums due and deferred	8	4,514	2,854
Reinsurance receivable		270,655	307,261
Net deferred tax asset	6	203,450	44,301
Current federal and foreign tax recoverable		16,973	29,106
Deposit accounting receivable		1,753,416	557,044
Other assets	15	31,687	4,074
Separate account assets	17	2,235,210	2,216,844
Total admitted assets		$42,763,755	$23,125,955

LIABILITIES
Funds held under reinsurance treaties		$23,800,321	$12,933,241
Aggregate reserve for life policies and contracts	9	6,784,271	3,314,721
Aggregate reserve for accident and health policies		2,074,004	75
Deposit funds and other contract liabilities		778,330	723,101
Claims payable		42,505	5,825
Dividends payable to policyholders		451	507
Interest maintenance reserve		206,105	94,269
General expenses and commissions payable		7,170	7,648
Reinsurance payables		298,984	227,163
Transfers from separate accounts due or accrued		(24,161)	(24,812)
Taxes, licenses and fees payable		(325)	2,433
Asset valuation reserve		91,432	44,881
Derivative collateral	3,4	57,790	17,400
Deposit contracts payable		2,934,641	619,745
Other liabilities	15	104,898	95,281
Payable to parent, subsidiaries and affiliates, net		5,676	1,797
Separate account liabilities	17	2,235,210	2,216,844
Total liabilities		$39,397,302	$20,280,119

CAPITAL AND SURPLUS
Common stock, $1,000 par value, 10,000 shares authorized, 2,526 shares issued and outstanding		2,526	2,526
Paid in surplus		1,860,011	1,520,011
Unassigned surplus		683,871	503,254
Surplus notes		820,000	820,000
Other		45	45
Total capital and surplus	11	3,366,453	2,845,836
Total liabilities, capital, and surplus		$42,763,755	$23,125,955

The accompanying notes are an integral part of these financial statements	Page 5

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

STATUTORY STATEMENTS OF OPERATIONS

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)	Notes	2020	2019	2018
REVENUE
Premiums and annuity considerations		$5,829,791	$1,591,832	$1,185,872
Net investment income	4	933,845	717,963	516,110
Amortization of interest maintenance reserve	4	18,721	8,937	9,695
Commissions, expense allowances and reserve adjustments on reinsurance ceded		(254,916)	135,915	399,697
Investment management and administration fees from separate accounts		37,146	39,479	42,412
Policyholder fee income		42,775	41,875	39,977
Other income	15	(53,130)	47,966	(20,200)
Total revenue		$6,554,232	$2,583,967	$2,173,563

BENEFITS AND EXPENSES
Benefits paid or provided for:
Surrender benefits		235,537	308,594	358,448
Annuity payments		207,676	121,007	156,408
Death benefits		51,274	52,814	52,648
Disability benefits		35,516	1,413	1,478
Supplementary contracts		39	32	10
Change in policy reserves, deposit funds and other contract liabilities		5,543,921	1,369,868	734,637
Total benefits		6,073,963	1,853,728	1,303,629
Commissions on premiums, annuity considerations and deposit liabilities		4,923	5,963	5,536
Change in loading expenses	8	(151)	(86)	(87)
Commissions and expense allowances on reinsurance assumed		(297,782)	143,818	426,500
General insurance expenses		101,894	83,420	91,279
Insurance taxes, licenses and fees	6	3,947	3,550	218
Net transfers to/(from) separate accounts	17	(60,361)	(62,094)	(63,346)
Change in reserve - modified coinsurance and funds withheld adjustment		684,684	408,871	438,126
Total benefits and expenses		6,511,117	2,437,170	2,201,855
Net income from operations before dividends, federal income taxes and realized capital gains		43,115	146,797	(28,292)
Dividends to policyholders		1,192	1,316	1,308
Net income from operations before federal income taxes and realized capital gains		41,923	145,481	(29,600)
Federal and foreign income tax (benefit)	6	99,231	46,008	37,185
Net income from operations before realized capital gains		(57,308)	99,473	(66,785)
Net realized capital (losses) / gains, net of tax and transfers to interest maintenance reserve		128,033	(131,949)	47,619

Net income		$70,725	$(32,476)	$(19,166)

The accompanying notes are an integral part of these financial statements	Page 6

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Common Stock	Paid in Surplus	Surplus Notes	Other	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2017	$2,526	$1,290,011	$620,000	$45	$557,666	$2,470,248

Net income	—	—	—	—	(19,166)	(19,166)
Change in net unrealized capital gains	—	—	—	—	117,104	117,104
Unrealized foreign exchange capital loss	—	—	—	—	(6)	(6)
Change in net deferred income tax	—	—	—	—	(20,881)	(20,881)
Change in non-admitted assets	—	—	—	—	9,097	9,097
Change in unauthorized reinsurance	—	—	—	—	(1,082)	(1,082)
Change in asset valuation reserve	—	—	—	—	(12,954)	(12,954)
Capital contribution	—	130,000	—	—	—	130,000
Change as a result of reinsurance	—	—	—	—	(11,265)	(11,265)
Change in surplus note	—	—	200,000	—	—	200,000
Dividend to stockholders	—	—	—	—	(50,000)	(50,000)
Balance at December 31, 2018	2,526	1,420,011	820,000	45	568,513	2,811,095

Net income	—	—	—	—	(32,476)	(32,476)
Change in net unrealized capital gains	—	—	—	—	(26,313)	(26,313)
Unrealized foreign exchange capital loss	—	—	—	—	—	—
Change in net deferred income tax	—	—	—	—	4,210	4,210
Change in non-admitted assets	—	—	—	—	(8,977)	(8,977)
Change in unauthorized reinsurance	—	—	—	—	(730)	(730)
Change in asset valuation reserve	—	—	—	—	7,790	7,790
Capital contribution	—	100,000	—	—	—	100,000
Change as a result of reinsurance	—	—	—	—	(8,763)	(8,763)
Change in surplus note	—	—	—	—	—	—
Dividend to stockholders	—	—	—	—	—	—
Balance at December 31, 2019	2,526	1,520,011	820,000	45	503,254	2,845,836

Net income	—	—	—	—	70,725	70,725
Change in net unrealized capital gains	—	—	—	—	20,279	20,279
Unrealized foreign exchange capital loss	—	—	—	—	—	—
Change in net deferred income tax	—	—	—	—	162,315	162,315
Change in non-admitted assets	—	—	—	—	6,598	6,598
Change in unauthorized reinsurance	—	—	—	—	(466)	(466)
Change in asset valuation reserve	—	—	—	—	(46,550)	(46,550)
Capital contribution	—	340,000	—	—	—	340,000
Change as a result of reinsurance	—	—	—	—	38,252	38,252
Change in surplus note	—	—	—	—	—	—
Dividend to stockholders	—	—	—	—	—	—
Other changes to capital and surplus	—	—	—	—	(70,536)	(70,536)
Balance at December 31, 2020	2,526	1,860,011	820,000	45	683,871	3,366,453

The accompanying notes are an integral part of these financial statements	Page 7

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

STATUTORY STATEMENTS OF CASH FLOWS

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)	2020	2019	2018
CASH FROM OPERATIONS
Premiums and annuity considerations	$3,618,218	$1,198,050	$1,618,113
Net investment income	921,223	712,558	438,535
Other income	(146,625)	240,515	173,055
Claims, surrenders and other benefits	(436,840)	(1,094,262)	(971,766)
Commissions and expenses paid	(161,581)	(126,544)	(129,565)
Surplus note interest	(51,250)	(40,858)	(42,978)
Dividends paid to policyholders	(1,247)	(1,351)	(1,341)
Net transfers from separate accounts	65,253	34,383	4,334
Federal income taxes recovered / (paid)	(157,496)	(74,872)	(1,592)
Net cash from operations	3,649,655	847,619	1,086,795

CASH FROM INVESTMENTS
Proceeds from investments sold, matured or repaid
Bonds	6,429,109	4,873,405	4,853,315
Stocks	104,590	—	—
Mortgage loans	104,605	278,406	83,328
Other invested assets	12,620	185,233	197,857
Derivatives	190,419	81,274	277,214
Total investment proceeds	6,841,343	5,418,318	5,411,714
Cost of investments acquired
Bonds	(7,963,076)	(5,130,444)	(4,639,527)
Stocks	(264,297)	(2,950)	(30,000)
Mortgage loans	(1,141,809)	(344,873)	(404,210)
Derivatives	—	(180,484)	(102,869)
Other invested assets	(83,408)	(112,630)	(298,693)
Total cost of investments acquired	(9,452,590)	(5,771,381)	(5,475,299)
Net change in policy loans	15,882	12,842	17,314
Net cash from investments	(2,595,365)	(340,221)	(46,271)

CASH FROM FINANCING AND OTHER SOURCES
Surplus Notes, capital notes	—	—	200,000
Capital and paid in surplus, less treasury stock	340,000	100,000	130,000
Dividends to stockholders	—	—	(50,000)
Net deposits / (withdrawals) on deposit type contracts	55,229	(38,500)	211,513
Net change in derivative collateral	(33,120)	7,500	(128,330)
Net change in funds held for reinsurers	(457,414)	(864,037)	(681,875)
Other cash provided / (applied)	(32,078)	(35,561)	(29,035)
Net cash from financing and other sources	(127,383)	(830,598)	(347,727)
Net change in cash and short term investments	926,907	(323,200)	692,797
Beginning of the year	698,917	1,022,117	329,320
End of the year	$1,625,824	$698,917	$1,022,117

The accompanying notes are an integral part of these financial statements	Page 8

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

SUPPLEMENTAL SCHEDULE OF NON-CASH OPERATING ACTIVITIES
Non-cash assumed reinsurance transactions	$12,280,873	$2,438,936	$5,845,928
Non-cash premiums ceded on a funds withheld basis	(10,014,107)	(574,294)	(5,975,764)
Accrued NII on assumed reinsurance	121,789	—	—
Ceding commission on reinsurance ceded	(306,346)	—	—

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
Non-cash exchange of bonds	615,485	183,972	437,054
Assumption transfer of bonds assumed reinsurance transactions	14,333,404	3,058,680	6,426,998
Exchange of surplus note investment for investment in subsidiary	—	365,000	—
Assumption transfer of mortgages	—	—	954,354
Contract loans on assumed reinsurance	9,825	—	—

SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES
Deposit liabilities on reinsurance assumed	2,178,368	—	—
FWH payable and deposit assets on reinsurance ceded	(10,320,453)	—	—

The accompanying notes are an integral part of these financial statements	Page 9

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

1.              ORGANIZATION AND NATURE OF OPERATIONS

Commonwealth Annuity and Life Insurance Company, a Massachusetts domiciled life insurance company (the Company) a wholly owned indirect subsidiary of Global Atlantic Financial Company Limited, a Bermuda company (Global Atlantic, which shall mean Global Atlantic Financial Group Limited and, unless otherwise indicated or the context otherwise requires, its applicable subsidiaries).  Global Atlantic is partially owned by The Goldman Sachs Group Inc.

The Company directly owns all outstanding shares of Accordia Life and Annuity Company (Accordia), an Iowa domiciled company, First Allmerica Financial Life Insurance Company (FAFLIC), a Massachusetts domiciled company, and Forethought Life Insurance Company (FLIC), an Indiana domiciled insurance company.

Effective December 31, 2019, with prior approval of the Texas Commissioner of Insurance and the Indiana Secretary of State, pursuant to Indiana Code 27-1-9-5, the Company’s wholly-owned subsidiary, Forethought National Life Insurance Company, was merged with and into the Company’s subsidiary, FLIC, with FLIC being the surviving entity.

The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and group retirement products.

2.              SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts (MADOI), which differ in some respects from accounting principles generally accepted in the United Stated of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners “Accounting Practices and Procedures Manual” (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

•                        Bonds which are “available-for-sale” or “trading” are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

•                        Derivatives are carried at fair value.  However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

•                        The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets.  The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

•                        The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes.  The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold.  In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

•                        Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP.  Under NAIC SAP, such items are recorded as expenses when incurred;

•                        Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, instead of using experience-based expense, interest, morbidity, mortality and voluntary withdrawal assumptions, with provision made for adverse deviation or the fair value method as elected with the closed block and no lapse guarantee products under GAAP;

The accompanying notes are an integral part of these financial statements	Page 10

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

•                        Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities.  Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations.  Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

•                        Separate account assets and liabilities include guaranteed separate accounts, also referred to as market value adjusted annuities (MVA), where these are classified under the Company’s General Account under GAAP;

•                        Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income.  Deferred tax assets are also subject to an admissibility test under NAIC SAP;

•                        Under NAIC SAP, certain items are designated as “non-admitted” assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents’ balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

•                        Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly.  NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary’s underlying statutory capital and surplus as unamortized goodwill on the parent company’s books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

•                        Under GAAP accounting, Value of Business Acquired (VOBA) represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. For most products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. For UL products with secondary guarantees, VOBA is amortized in relation to the emergence of death benefits, and for most traditional life products, VOBA is amortized in relation to the pattern of U.S. GAAP reserves. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission.  Ceding commission expenses are recognized in income on the date of the transaction.  Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

•                        Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves.  Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.  Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

•                        Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

•                        Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

•                        Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less.  Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

The accompanying notes are an integral part of these financial statements	Page 11

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

•                        Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

•                        Surplus notes are instruments which have characteristics of both debt and equity, and are subject to strict control by the reporting entity’s domiciliary regulator.  Under NAIC SAP, surplus notes issued by a reporting entity are classified as an increase to surplus, and accrued interest payable is recognized only when approval to pay such interest has been obtained by the regulator.  Under GAAP, surplus notes are classified as debt, and interest payable is incurred on a straight-line basis.

•                        Bond portfolios and associated liabilities comprising guaranteed separate accounts, also referred to as market value adjusted annuities, are included in separate accounts for NAIC SAP, whereas these are classified under the Company’s general account under GAAP.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ significantly from those estimates.  Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities and accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

Investments

Bonds

The NAIC classifies bonds into six quality categories.  These categories range from 1 (the highest) to 5 (the lowest) for non-defaulted bonds, and category 6 for bonds in default.  Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value.  Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the “Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office” (CMIAO).  Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100).  Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO.  Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment.  The prospective adjustment method is used on most non-agency LBASS.  Fair values are based on quoted market prices.  If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis.  The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock, for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

The accompanying notes are an integral part of these financial statements	Page 12

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Preferred Stock

Preferred stocks are carried at cost or amortized costs except those rated NAIC class 4 or lower quality, which are carried at the lower of cost or fair value. Changes to preferred stock values are reported as an adjustment to surplus.

Common Stock

Affiliated common stock is carried at statutory surplus plus any admitted goodwill established in accordance with SSAP No. 68, Business Combinations and Goodwill (SSAP No. 68) and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities (SSAP No. 97).  Changes to statutory surplus of affiliates, net of amortization of goodwill, are reported as an adjustment to surplus.

Mortgage Loans

Commercial mortgage loans and mezzanine real estate loans (real estate loans) acquired at a premium or discount are carried at amortized cost using the effective interest rate method.  Real estate loans held by the Company are diversified by property type and geographic area throughout the United States. Real estate loans are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement.  The Company assesses the impairment of loans individually for all loans in the portfolio.  The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Repurchase Agreements

Repurchase agreements are accounted for in accordance with SSAP No. 103, Transfers and Servicing of Financial Assets and Extinguishment of Liabilities (SSAP No. 103).  The transactions are accounted for as collateralized borrowings in which the underlying securities continue to be reported as investments by the Company and the proceeds from the sale are recorded as a liability

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives.  Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors.  Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated.  The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company uses OTC and Listed derivatives to hedge its exposure to annuity and life insurance products, foreign investment, and macro-economic factors such as rates and equity.  More specifically for General Business Hedges of rates and equity movements, the Company utilizes listed futures, OTC swaps & swaptions, OTC & listed options and TRS.  Other block rate hedges utilize OTC swaps and listed futures.  For the VA block the Company utilizes OTC swaps listed futures, OTC / Listed options.  In accordance with SSAP No. 86, Derivatives (SSAP No. 86), the Company has elected to account for these derivatives using the fair value method of accounting. Under such treatment, the derivatives are marked to market, with changes in fair value recorded as unrealized investment gains or losses.  Upon termination, the unrealized investment gains and losses are reclassified to realized gains and losses in earnings. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs.  The parties with whom the Company enters into OTC option contracts are highly rated financial institutions.  Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts.

Policy Loans

Policy loans are carried at unpaid principal balances.

The accompanying notes are an integral part of these financial statements	Page 13

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Other Invested Assets

Other invested assets consist primarily of surplus note, life settlement policies and ownership interests in partnerships. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost.  The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments.  Short-term investments are stated at amortized cost.

Investment Income

Investment income is recognized on an accrual basis.  Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received. Interest income on policy loans is recorded as earned using the contractually agreed upon interest rate and is included in accrued investment income until the policy’s anniversary date at which point the interest is capitalized and added to principal.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes.  The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets.  These amounts are determined using a formula prescribed by the NAIC and are reported as a liability.  The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The IMR liability establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted. Net realized gains and losses charged to the IMR are amortized into revenue over the remaining life of the investment sold.

Dividends declared by or received from a subsidiary are recognized in investment income to the extent that these are not in excess of the affiliate’s unassigned surplus.  Dividends in excess of the affiliate’s unassigned surplus are offset against the carrying amount of the investment.

Changes in non-admitted asset carrying amounts of bonds and mortgages on real estate are credited directly to unassigned surplus.

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

The accompanying notes are an integral part of these financial statements	Page 14

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer’s ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices.  Annuity considerations are recognized as income when received.  Deposits on deposit-type contracts, such as supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received.  Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.  Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Deposit Accounting

In accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R) and Actuarial Guidance A791 “Life and Health Reinsurance Contracts”, deposits and returns of deposits are recorded directly on the balance sheet with an offset to surplus, instead of carried through the Statements of Operations.  Fee income and expenses are recorded as earned / incurred.  The liabilities under applicable treaties are re-categorized as deposit liabilities rather than reserves, and any unpaid settlements are categorized as other payables or receivables rather than reinsurance payables / receivables.

Reinsurance and Modified Coinsurance and Funds Withheld Reserve Adjustment

Reinsurance premiums, commissions, expense reimbursement, claims, and claims adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile. Changes in this liability are reported directly in unassigned surplus. Policy and contract liabilities ceded have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

In accordance with SSAP No. 61R, the cedant retains the assets supporting the ceded reserves for modified coinsurance or funds withheld coinsurance.  The counterparties settle the statutory net income. The significant contributors to this settlement are transfers from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

The accompanying notes are an integral part of these financial statements	Page 15

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Insurance Reserves and Annuity and Other Fund Reserves

Reserving Practices

Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force based upon accepted actuarial methods.  These liabilities are computed based upon mortality, morbidity, withdrawal, and interest rate assumptions applicable to this coverage.  Reserves for life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.5% for life insurance policies and 1.00% to 11.75% for annuity contracts.  Mortality, morbidity, and withdrawal assumptions for all policies are based on industry standards and assumptions prescribed by statute.  The assumptions vary by plan, age at issue, year of issue and duration.

For non-universal life plans and universal life accidental death and waiver of premium features, tabular interest, tabular less actual reserve released and tabular costs are calculated by formulas as set by the NAIC. For universal life, except for accidental death and waiver of premium features, tabular interest and tabular cost are equal to actual credits and charges to the policies. Tabular interest on funds not involving life contingencies is calculated by formula.

For individual life insurance, claim reserves are established equal to 100% of the benefit payable, net of amounts recoverable from reinsurers portfolio of life settlement policies and investments in partnerships.

Claim reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract.  At December 31, 2020 and 2019, approximately 50.7% and 39.2% of the account value, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

The Company’s variable annuity contracts contain guaranteed minimum death benefit (GMDB) features.  Approximately 97% of the net amounts at risk of these contracts reduce the death benefit proportionately in the event of a partial withdrawal.  For all variable annuity contracts, including those that reduce the death benefit on a dollar-for-dollar basis, reserves are calculated in accordance with the Commissioners Annuity Reserve Valuation Method (CARVM) and VM-21 (CARVM for variable annuities).  The adoption of VM-21 did not have a significant impact on the Company.

Waiver of Premiums, and Gross Premiums less than Net Premiums

The Company waives deduction of deferred fractional premiums at policyholder death and returns any portion of the final premium paid beyond the month of death.  Surrender values are not promised in excess of the legally computed reserves.

As of December 31, 2020 and 2019, the Company had $79,469 and $84,938, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation required by the Commonwealth of Massachusetts.

Other increases reflect significant items for changes in adjustment from fund value to reserve for annuities and universal life insurance.

Policy liabilities and accruals are based on the various estimates discussed above.  Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in force.  The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

The accompanying notes are an integral part of these financial statements	Page 16

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Substandard Policies

For universal life, extra premiums are assessed for substandard lives in addition to the standard mortality charges.  Mean reserves include (1) the standard mean reserve plus (2) the excess of the mean reserve calculated using the appropriate multiple of the 1958 or 1980 CSO Mortality Table and/or the appropriate additional mortality charge per 1,000 and 4.5%, 5.5% or 6% interest over the standard mean reserve.  In no event is the total reserve less than the policy’s cash surrender value.

For other life products, extra premiums are assessed for substandard lives in addition to the standard gross premium.  Mean reserves for policies and riders based on table ratings include (1) the regular mean reserve for the plan and (2) the excess, if any, of the mean reserve calculated using the appropriate multiple of the 1958 or 1980 CSO Mortality Table and 4.0%, 5.0% or 5.5% interest over the standard mean reserve.  In the case of flat extra premium ratings, mean reserves are equal to (1) the regular mean reserve and (2) 1/2 of the net extra premium.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101).  SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting.  The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded.  The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life insurance contract holders.  Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations and are generally stated at fair value.  The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company’s net income.  Appreciation and depreciation of the Company’s interest in the separate accounts, including undistributed net investment income, is reflected as other income.  The fair value of assets and liabilities held in separate accounts is based on quoted market prices.  Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks.  Such fees are included in Other Income in the accompanying Statement of Operations.  Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (VA CARVM) under Actuarial Guideline 43 (AG 43).

Transfers from Separate Accounts Due or Accrued, and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed GMDB charges, partially offset by associated reinsurance credits.  This negative liability due from the separate accounts also includes assumed and ceded business.  Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states.  The assessments are amortized against the premium tax benefit period.

The accompanying notes are an integral part of these financial statements	Page 17

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Goodwill

As a result of the acquisitions of FLIC and Accordia, the Company recognized an asset for goodwill, which was accounted for based on the statutory purchase method.

Recently Adopted Accounting Standards

In May, 2020, the NAIC Statutory Accounting Principles Working Group issued INT 20-07: Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19.  As it relates to all debt securities, the interpretation establishes exceptions for the recognition of troubled debt restructuring for debtors who are experiencing financial difficulty.  The interpretation provides practical expedients in assessing whether modifications in response to COVID-19 are insignificant under SSAP No. 36, Troubled Debt Restructurings, and in assessing whether an exchange is substantive under SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.  The Working Group adopted revisions to SSAP No. 26R - Bonds, to establish an exception for the recognition of other-than-temporary impairments, which states that when bond terms are modified from the original terms, future impairment assessments shall be based upon the modified rather than the original contract terms.  The Company has adopted the guidance in the current period.

In May, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts, and Short-Term Investments, which restrict the classification of certain related party or affiliated investments as cash equivalent or short-term investment.  Additionally, adopted guidance requires disclosures identifying investments which remain on the short-term schedule for more than one year.  The Company has made such disclosure in these statements, as applicable.

In May, 2020, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 41 - Surplus Notes.  These revisions increase disclosure requirements regarding the issuance of surplus notes and the associated asset in which the terms negate or reduce typical cashflow exchanges.  The Company has adopted this guidance and there is no impact to the Company as a result of these revisions.

On April 15, 2020, the NAIC Statutory Accounting Principles Working Group adopted FASB Interpretation 20-01: ASU 2020-04 — Reference Rate Reform allowing temporary (optional) expedient and exception interpretative guidance, with a sunset date of December 31, 2022.  These optional expedients would allow entities (under certain circumstances) to avoid having to remeasure contracts or reassess a previous accounting determination for hedged items.  The Working Group adopted revisions to SSAP No. 15 -  Debt Holding Company Obligations, SSAP No. 22R - Leases, and SSAP No. 86 - Derivatives, to transition from LIBOR to more observable or transaction-based reference rates.  The Company will adopt this guidance and any changes to the Company will be reflected on a prospective basis.

In July, 2020, as part of the Investments Classification Project, the NAIC Statutory Accounting Principles Working Group adopted substantive changes to SSAP No. 32 - Preferred Stock.  The new guidance, which is effective January 1, 2021, with the option to early adopt in 2020, states that preferred stock is to be classified as redeemable, perpetual, or mandatorily convertible, and distinct measurement standards are applied to each category.  Redeemable preferred stock shall be reported at amortized cost if it is rated 1 or 2, or at the lower of amortized cost or fair value if it is rated 3 through 6.  Perpetual preferred stock shall be reported at fair value.  Mandatorily redeemable preferred stock shall be reported at fair value not to exceed any call price.  The Company will adopt this guidance and apply it prospectively on its effective date in 2021.

In July, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R - Bonds, which clarifies guidance around gains and losses, inclusive of fees and penalties, resulting from bond tender offers and bonds called before their maturity date.  Prepayment fees and acceleration fees paid when a bond is liquidated prior to its maturity date shall be recognized in investment income when received.  The Company has adopted this guidance and reflected amounts in investment income in the current period as applicable.

In July, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 3 - Accounting Changes and Corrections of Errors, which clarified that voluntary decisions to choose one allowable reserving methodology over another, which require commissioner approval under the Valuation Manual, shall be reported as a change in valuation basis.  The Company has adopted this guidance and there is no impact to the Company in the current period.

The accompanying notes are an integral part of these financial statements	Page 18

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

In April, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100R — Fair Value, which requires the removal and modification of certain disclosures and added new disclosures related to fair value measurements.  The Company has made such disclosures in these statements.

In December, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to guidance surrounding Supplemental Investment Risk Interrogatories, which clarified that Investments held in diversified funds do not need to be separately aggregated with other investments for the purposes of issuer concentration disclosures.  The Company has adopted this guidance in 2020 and there is no impact to the Company as a result of these revisions.

In April, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100R — Fair Value (SSAP No. 100R), which requires the removal and modification of certain disclosures and added new disclosures related to fair value measurements.  The Company has made such disclosures in these statements.

In April, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 86 — Derivatives (SSAP No. 86), which reflect updated benchmark interest rates for hedge accounting permitted under U.S. GAAP.  The Company adopted this guidance in 2019 and any impacts on the Company are included as applicable.

In May, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds (SSAP No. 26R), which provides guidance for when bonds are called with consideration received less than par and clarifies in instances where consideration received is less than book adjusted carrying value, the entire difference should be reported through investment income.  There was no significant impact to the Company due to the adoption of these revisions.

In May, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds (SSAP No. 26R) and SSAP No. 72 — Surplus and Reorganization (SSAP No. 72), which clarifies bonds received as property dividends or capital contributions should be recorded at fair value.  The Company has historically accounted for property dividends or capital contributions at fair value.  As a result there was no impact to the Company due to the adoption of these revisions.

In August, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 43R — Loan-Backed and Structured Securities (SSAP No. 43R), which clarifies if a SSAP No. 43R security has different NAIC designations by lot, then the reporting entity shall either 1) report the entire investment in a single reporting line at the lowest NAIC designation that would apply to a lot or 2) report the investment separately by purchase lot in the investment schedule.  The Company continues to report SSAP No. 43R securities separately by purchase lot in the investment schedules, so there was no impact to the Company due to the adoption of these revisions.

In August, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 25 — Affiliates and Other Related Parties (SSAP No. 25), SSAP No. 26R — Bonds (SSAP No. 26R), SSAP No. 32 — Preferred Stock (SSAP No. 32), SSAP No. 43R — Loan-Backed and Structured Securities (SSAP No. 43R) and SSAP No. 48 — Joint Ventures, Partnerships and Limited Liability Companies, clarifying the application of SSAP No. 25 as well as a related party classification when a transaction is in substance a related party transaction.  The adoption of these clarifications had no impact in the Company’s financial statements.

The accompanying notes are an integral part of these financial statements	Page 19

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

3.              INVESTMENTS

Bonds

Book Adjusted/Carrying Values and Fair Values

The book adjusted/carrying value and fair value of investment in long term, short-term (excludes non-bond investments of $19,555 and $19,708) and cash equivalent bonds (excludes non-bond cash and cash equivalent investments of $1,192,335 and $543,567) are as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2020
Long term, short-term and cash equivalent bonds
United States Government and agencies	$636,361	$5,731	$(13,756)	$628,336
State and political subdivisions	2,590,158	225,562	(1,683)	2,814,037
Foreign government	191,727	4,822	(184)	196,365
Corporate securities	16,746,203	1,121,811	(11,960)	17,856,054
Asset-backed securities	6,789,342	110,940	(53,686)	6,846,596
Commercial mortgage-backed securities	1,073,051	31,688	(17,470)	1,087,269
Residential mortgage-backed securities	2,066,835	157,207	(18,967)	2,205,075
Total long term bonds	30,093,677	1,657,761	(117,706)	31,633,732
Short-term bonds	105,020	96	(16)	105,100
Cash equivalent bonds	308,914	7	(5)	308,916
Total long term, short-term and cash equivalent bonds	$30,507,611	$1,657,864	$(117,727)	$32,047,748

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
Long term, short-term and cash equivalent bonds
United States Government and agencies	$103,070	$1,967	$(579)	$104,458
State and political subdivisions	965,959	120,901	(705)	1,086,155
Foreign government	34,205	1,639	—	35,844
Corporate securities	6,154,131	458,559	(7,575)	6,605,115
Asset-backed securities	4,481,323	74,989	(20,884)	4,535,428
EFT bonds	—	—	—	—
Commercial mortgage-backed securities	810,036	27,830	(1,667)	836,199
Residential mortgage-backed securities	1,654,894	174,666	(9,074)	1,820,486
Total long term bonds	14,203,618	860,551	(40,484)	15,023,685
Short-term bonds	132,143	88	—	132,231
Cash equivalent bonds	3,499	—	—	3,499
Total long term, short-term and cash equivalent bonds	$14,339,260	$860,639	$(40,484)	$15,159,415

The accompanying notes are an integral part of these financial statements	Page 20

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

At  December 31, 2020 and 2019, respectively, 97.5% and 98.7% of debt securities were rated by the NAIC as investment grade (1 or 2).

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2020 are shown below.  Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers.  Mortgage-backed securities are included in the category representing their stated maturity.

	Book/ Adjusted Carrying Value	Fair Value
Due in one year or less	$470,008	$470,258
Due after one year through five years	3,317,995	3,374,361
Due after five years through ten years	6,547,072	6,741,634
Due after ten years	10,209,931	11,289,653
Mortgage-backed and asset-backed securities	9,962,605	10,171,842
Total	$30,507,611	$32,047,748

Continuous Losses

The following tables provide information about the Company’s bonds that have been continuously in an unrealized loss position.

	Less than or Equal to		Greater than
	Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2020	Value	Losses	Value	Losses	Value	Losses
Long term, short-term and cash equivalent bonds:
United States Government and agencies	$570,723	$(13,756)	$—	$—	$570,723	$(13,756)
State and political subdivisions	150,226	(1,683)	—	—	150,226	(1,683)
Foreign government	32,419	(184)	—	—	32,419	(184)
Corporate securities	1,604,776	(10,515)	45,305	(1,445)	1,650,081	(11,960)
Asset-backed securities	1,014,034	(42,350)	404,609	(11,336)	1,418,643	(53,686)
Commercial mortgage-backed securities	344,087	(17,470)	—	—	344,087	(17,470)
Residential mortgage-backed securities	409,572	(13,770)	131,157	(5,197)	540,729	(18,967)
Total long term bonds	4,125,837	(99,728)	581,071	(17,978)	4,706,908	(117,706)
Short-term bonds	51,539	(16)	—	—	51,539	(16)
Cash equivalent bonds	26,372	(5)	—	—	26,372	(5)
Total long term, short-term and cash equivalent bonds	$4,203,748	$(99,749)	$581,071	$(17,978)	$4,784,819	$(117,727)

The accompanying notes are an integral part of these financial statements	Page 21

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Less than or Equal to		Greater than
	Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2019	Value	Losses	Value	Losses	Value	Losses
Long term, short-term and cash equivalent bonds:
United States Government and agencies	$22,130	$(579)	$46	$—	$22,176	$(579)
State and political subdivisions	104,085	(689)	1,107	(16)	105,192	(705)
Corporate securities	268,153	(4,298)	76,041	(3,277)	344,194	(7,575)
Asset-backed securities	731,469	(4,021)	533,064	(16,863)	1,264,533	(20,884)
Commercial mortgage-backed securities	210,834	(1,386)	11,094	(281)	221,928	(1,667)
Residential mortgage-backed securities	311,032	(5,456)	115,485	(3,618)	426,517	(9,074)
Total long term bonds	1,647,703	(16,429)	736,837	(24,055)	2,384,540	(40,484)
Short-term bonds	25,932	—	—	—	25,932	—
Total long term, short-term and cash equivalent bonds	$1,673,635	$(16,429)	$736,837	$(24,055)	$2,410,472	$(40,484)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized costs basis is recovered.

As of December 31, 2020 and 2019, the number of securities in an unrealized loss position for over 12 months consisted of 77 and 97, respectively.

In the course of the Company’s asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities”.

The Company’s 5GI securities as of December 31, 2020 and 2019, respectively, were as follows:

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
LBASS - AC	13	3	222,995	30,925	223,585	31,530
Total	13	3	$222,995	$30,925	$223,585	$31,530

AC – Amortized cost

BACV – Book adjusted carrying value

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure.  The Company’s definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages.  Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile.  As is true for all securities in the Company’s portfolio, the Company reviews the entire portfolio for impairments at least quarterly.  Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The accompanying notes are an integral part of these financial statements	Page 22

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company has indirect subprime exposure through the following investments:

	Actual Cost	Book / Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
December 31, 2020
Residential mortgage-backed securities	$83,863	$82,498	$92,277	$—
Total	$83,863	$82,498	$92,277	$—

	Actual Cost	Book / Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
December 31, 2019
Residential mortgage-backed securities	$67,890	$67,669	$75,628	$—
Total	$67,890	$67,669	$75,628	$—

Mortgage Loans

Maturities

The maturity distribution for mortgages is as follows:

	Year Ended December 31,
	2020	Percentage
2021	$237,595	9.32%
2022	212,544	8.34%
2023	720,151	28.26%
2024	300,219	11.78%
2025 and thereafter	1,077,781	42.30%
Total	$2,548,289	100.00%

Regions and Type

The Company individually and collectively evaluates all its mortgage loans for impairment.  The credit quality indicator for the Company’s mortgage loans is an internal measure based on the borrower’s ability to pay and the value of the underlying collateral.  The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected.  There were no loans in arrears and no valuation allowances deemed necessary at December 31, 2020.  The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration.

The accompanying notes are an integral part of these financial statements	Page 23

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following tables present the Company’s mortgage loans by geographic region and property type.

The mortgage loans were concentrated in the following regions:

	Year Ended December 31,
	2020	Percentage	2019	Percentage
East North Central	$34,224	1.34%	$13,609	0.90%
East South Central	16,202	0.64%	1,037	0.07%
Mid Atlantic	302,207	11.86%	202,492	13.38%
Mountain	147,577	5.79%	97,194	6.42%
New England	85,152	3.34%	50,242	3.32%
Pacific	598,181	23.47%	143,888	9.50%
South Atlantic	311,230	12.21%	212,385	14.03%
West North Central	31,695	1.24%	—	—%
West South Central	691,281	27.14%	504,966	33.35%
Various	330,540	12.97%	288,135	19.02%
Total	$2,548,289	100.00%	$1,513,948	100.00%

The mortgage loans by type are as follows:

	Year Ended December 31,
	2020	Percentage	2019	Percentage
Apartment/multifamily	$632,139	24.80%	$387,908	25.62%
Industrial	355,441	13.95%	193,423	12.78%
Lodging	16,720	0.66%	5,750	0.38%
Office	579,286	22.73%	537,586	35.51%
Retail	326,612	12.82%	280,600	18.53%
Residential	587,941	23.07%	58,439	3.86%
Other	50,150	1.97%	50,242	3.32%
Total	$2,548,289	100.00%	$1,513,948	100.00%

The maximum and minimum lending rates for new mortgage loans made during 2020 were 5.00% and 2.20%, respectively. The maximum percentage of any one loan to the value of the security at the time of the loan was 79.70%. There were no taxes, assessments or other amounts advances that were no included in the mortgage total.

Derivatives and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business.  The Company’s derivative instruments are primarily used to hedge a wide range of risks including interest rate risk, equity market risk and foreign currency exchange rate risk.  The Company receives collateral from its derivative counterparties to limit the risk of nonperformance by the counterparties.

The Company manages its equity market risk by entering into certain OTC derivatives, primarily equity options and swaps, as well as exchange traded equity options and futures.  The Company trades exchange-traded fixed income future contracts, OTC swaps and swaptions to protect against interest rate risk. The total net carrying value of derivative assets, net of derivative liabilities, was $87,658 and $40,531 as of December 31, 2020 and 2019, respectively.

The accompanying notes are an integral part of these financial statements	Page 24

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Under SSAP No. 86, the Company has elected to account for its derivatives using the fair value method of accounting, with changes in fair value recorded as unrealized investment gains or losses.  The realized gains or losses are recorded upon the derivative contract expiry.

The current credit exposure of the Company’s OTC derivative contracts is limited to the fair value of $60,371 as of December 31, 2020.  Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining full collateral of $57,790 from counterparties as of December 31, 2020.  In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties.  The exchange-traded derivatives are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged, prior to derivative netting through same counterparties, were as follows:

December 31, 2020

Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts

Equity/index	$66,322	$9,603	$1,561,451
Inflation	34,571	3,633	2,607,992
Gross fair value of derivative instruments	$100,893	$13,236	$4,169,443

Offset per SSAP No. 64	(4,349)	(4,349)
Net fair value of derivative instruments	$96,544	$8,887

December 31, 2019

Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts

Equity/index	$26,300	$10,416	$1,121,997
Inflation	61,692	37,045	2,703,800
Gross fair value of derivative instruments	$87,992	$47,461	$3,825,797

Offset per SSAP No. 64	(5,454)	(5,454)
Net fair value of derivative instruments	$82,538	$42,007

The accompanying notes are an integral part of these financial statements	Page 25

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The fair value of the derivative assets and liabilities by instruments were as follows:

December 31, 2020

Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts

OTC equity options	$60,144	$—	$1,280,777
Futures	947	10,968	1,875,066
Interest rate swap	33,131	419	957,750
Listed options	6,178	1,849	3,350
Bond forward	493	—	52,500
Gross fair value of derivative instruments	$100,893	$13,236	$4,169,443

Offset per SSAP No. 64	(4,349)	(4,349)
Net fair value of derivative instruments	$96,544	$8,887

December 31, 2019

Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts

OTC equity options	$16,311	$—	$54,800
Futures	1,012	27,110	2,417,191
Interest rate swap	60,681	19,618	1,349,000
Listed options	9,988	733	4,806
Swaptions	—	—	—
Gross fair value of derivative instruments	$87,992	$47,461	$3,825,797

Offset per SSAP No. 64	(5,454)	(5,454)
Net fair value of derivative instruments	$82,538	$42,007

Other Investments

Insurance-Linked Securities

The Company owned a security that was sold during 2019 for a realized loss of $27,260.

The accompanying notes are an integral part of these financial statements	Page 26

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Other Invested Assets

Other invested assets as stated on the Company’s Statements of Admitted Assets, Liabilities, Capital and Surplus consists of a portfolio of life settlement policies, term notes and loans, receivables for securities and investments in partnerships. The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2020	2019
LLC’s and partnerships	$148,254	$28,871
Term notes and loans	87,827	4,926
Life settlement policies	41,904	39,189
Receivable for securities	19,025	6,584
Total	$297,010	$79,570

Cash and Short-Term Investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2020	2019
Cash and cash equivalents	$1,501,249	$547,066
Short-term investments	124,575	151,851
Total	$1,625,824	$698,917

Included in cash balances above are $92,857 and $32,354 as of December 31, 2020 and 2019, respectively, which are cash balances in trusts held for a counterparty, over which the company does not have exclusive control, and as such are considered to be restricted cash amounts.

Restricted Assets

Restricted assets at December 31, were as follows:

	Year Ended December 31,
	2020	2019
Pledged collateral to FHLB	$405,126	$460,116
On deposit with states	126,837	126,451
Total	$531,963	$586,567

The accompanying notes are an integral part of these financial statements	Page 27

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds and stocks and related capital gains and losses were as follows:

	Year Ended December 31,
	2020	2019	2018

Proceeds	$5,047,239	$4,798,296	$4,726,508

Gross realized gains	116,248	61,017	17,237
Gross realized losses	(77,922)	(66,347)	(31,495)
Total net realized gains/(losses)	$38,326	$(5,330)	$(14,258)

Major categories of net investment income are summarized as follows:

	Year Ended December 31,
	2020	2019	2018

Bonds	$679,340	$604,432	$445,602
Stocks	152,291	1,518	93
Mortgage loans	93,512	68,639	49,777
Policy loans	22,190	18,774	19,701
Cash equivalents and short-term investments	5,727	23,728	16,112
Derivatives	—	—	—
Other invested assets	2,830	19,331	531
Miscellaneous income	6,847	5,182	2,414
Gross investments income	962,737	741,604	534,230
Less: investment expenses	28,892	23,641	18,120
Net investment income before IMR amortization	933,845	717,963	516,110
IMR amortization	18,721	8,937	9,695
Net investment income after IMR amortization	$952,566	$726,900	$525,805

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2020 and 2019.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2020 and 2019.

The accompanying notes are an integral part of these financial statements	Page 28

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2020	2019	2018
Realized gains (losses)
Bonds and stocks	$22,096	$(16,200)	$(21,547)
Mortgage loans	23	267	(45)
Derivative instruments*	216,866	(98,579)	55,118
Cash, cash equivalents and short-term investments	(16)	—	—
Other invested assets	(402)	(6,848)	1,417
Total realized gains (losses) on investments	238,567	(121,360)	34,943
Less amount transferred to IMR (net of related taxes of $10,669 in 2020, $5,203 in 2019 and $4,375 in 2018)	40,136	19,574	(16,459)
Total realized gains (losses) on investments	198,431	(140,934)	51,402
Federal income tax expense	(70,398)	8,985	(3,783)
Net realized gains (losses)	$128,033	$(131,949)	$47,619

*Excludes reinsurance cession of derivatives

The change in unrealized gains and losses on investments recorded in unassigned surplus is as follows:

	Year Ended December 31,2020		Year Ended December 31,2019		Year Ended December 31,2018
	Unrealized Capital Gain(Loss)	Foreign Exchange Unrealized Capital Gain (Loss)	Unrealized Capital Gain (Loss)	Foreign Exchange Unrealized Capital Gain (Loss)	Unrealized Capital Gain (Loss)	Foreign Exchange Unrealized Capital Gain (Loss)

Bonds	$—	$—	$550	$—	$(7,607)	$—
Common stocks of affiliates	(89,217)	—	(3,529)	—	130,586	—
Derivative instruments	18,185	—	(16,133)	—	(5,197)	(6)
Other invested assets	94,555	—	(1,433)	—	(902)	—
Mortgage loans	(78)	—	—	—	—	—
Total change in unrealized gains and losses	23,445	—	(20,545)	—	116,880	(6)
Capital gains tax expense (benefit)	3,166	—	3,882	—	(224)	—
Change in unrealized gains and losses, net of taxes	$20,279	$—	$(24,427)	$—	$117,104	$(6)

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments.  The Company evaluates: the ability and intent to hold the investment to maturity, the issuer’s overall financial condition, the issuer’s credit and financial strength ratings, the issuer’s financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer’s securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer’s ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized OTTI charges on invested assets of $17,599 and $6,848 during 2020 and 2019, respectively.

The accompanying notes are an integral part of these financial statements	Page 29

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The company receives certain amounts of prepayment and acceleration fees.

	General Account	Separate Account
Number of CUSIPS	15	—
Aggregate Amount of Investment Income	$5,124	$—

4.              FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).  The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1                                            Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2                                            Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3                                            Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

Bonds, preferred stock and common stock - Fair values are based on quoted market prices.  If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Cash and short-term investments - For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Mortgage loans - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company’s OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

Policy loans - The estimated fair value for policy loans with variable interest rates approximates the carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents

The accompanying notes are an integral part of these financial statements	Page 30

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

minimal risk of a material change in estimated fair value due to changes in market interest rates. The estimated fair value for policy loans with fixed interest rates is based on discounted cash flows.

Policy and contract liabilities - Fair values of the Company’s liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Separate accounts - The estimated fair value of assets held in separate accounts is based on quoted market prices.  Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for related liabilities.  Based on the level of observable activity, these assets will be measured at either level 1 or level 2.

Investment in LLC and Other invested assets - The Company values these interests based upon their proportionate share of the underlying GAAP equity of the investment.

Financial Instruments Held at Fair Value

As of December 31, 2020, the Company’s assets and liabilities carried at fair value consist of separate account funds and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	Level 1	Level 2	Level 3	Total
December 31, 2020
Financial Assets
Common stock	$—	$17,707	$—	$17,707
Derivative asset	4,330	92,215	—	96,545
Separate account assets	2,227,150	8,060	—	2,235,210
Total assets at fair value	$2,231,480	$117,982	$—	$2,349,462

Financial Liabilities
Derivative liabilities	$8,887	$—	$—	$8,887
Total liabilities at fair value	$8,887	$—	$—	$8,887

	Level 1	Level 2	Level 3	Total
December 31, 2019
Financial Assets
Common stock	$—	$13,510	$—	$13,510
Derivative asset	9,255	73,283	—	82,538
Separate account assets	2,208,244	8,600	—	2,216,844
Total assets at fair value	$2,217,499	$95,393	$—	$2,312,892

Financial Liabilities
Derivative liabilities	$26,610	$15,397	$—	$42,007
Total liabilities at fair value	$26,610	$15,397	$—	$42,007

The accompanying notes are an integral part of these financial statements	Page 31

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Transfers into or out of Level 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs.  Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data.  This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.  Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data.  This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.  Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company did not have any Level 3 financial assets or liabilities carried at fair value, nor were there any transfers into or out of Level 3 for the year ended December 31, 2020.

Fair Value of All Financial Instruments

The aggregate fair value of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables.  Pursuant to SSAP No. 100R, insurance contracts have been excluded.

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
December 31, 2020
Financial Assets
Bonds	$31,633,731	$30,093,677	$628,336	$27,176,280	$3,829,115	$—
Common stock - affiliated	—	2,907,062	—	—	—	2,907,062	*
Common stock - unaffiliated	17,707	17,707	—	17,707	—	—
Preferred stock	36,490	34,828	—	35,369	1,121	—
Short-term investments	124,609	124,575	—	124,609	—	—
Cash and cash equivalents	1,501,250	1,501,249	1,269,334	231,916	—	—
Mortgage loans	2,623,834	2,548,289	—	2,238,323	385,511	—
Other invested assets	160,917	297,010	19,025	84,941	56,952	142,062	*
Derivative assets	96,545	96,545	4,330	92,215	—	—
Policy loans	358,401	358,401	—	—	358,401	—

Financial Liabilities
Other contract deposit funds	816,890	768,628	—	—	816,890	—
Derivative liabilities	8,887	8,887	8,887	—	—	—

The accompanying notes are an integral part of these financial statements	Page 32

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
December 31, 2019
Financial Assets
Bonds	$15,023,685	$14,203,618	$109,803	$12,731,838	$2,182,044	$—
Common stock - affiliated	—	2,846,279	—	—	—	2,846,279	*
Common stock - unaffiliated	13,510	13,510	—	13,510	—	—
Preferred stock	21,015	20,595	—	21,015	—	—
Short-term investments	152,607	151,851	29,990	102,241	20,376	—
Cash and cash equivalents	547,066	547,066	547,066	—	—	—
Mortgage loans	1,552,282	1,513,948	—	1,493,813	58,469	—
Other invested assets	55,341	79,570	6,584	5,100	43,657	24,403	*
Derivative assets	82,538	82,538	9,255	73,283	—	—
Policy loans	364,458	364,458	—	—	364,458	—

Financial Liabilities
Other contract deposit funds	758,372	713,040	—	—	758,372	—
Derivative liabilities	42,007	42,007	26,610	15,397	—	—

* Not practicable as there are no available quoted market prices for these assets.

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying values:

	December 31,
	2020		2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Bonds	$30,093,677	$31,633,732	$14,203,618	$15,023,685
Common stock - unaffiliated	17,707	17,707	13,510	13,510
Preferred stocks	34,828	36,490	20,595	21,015
Short-term investments	124,575	124,609	151,851	152,607
Mortgage loans	2,548,289	2,623,834	1,513,948	1,552,282
Policy loans	358,401	358,401	364,458	364,458
Cash and equivalents	1,501,249	1,501,251	547,066	547,066
Other invested assets	154,948	160,917	55,167	55,341
Total	$34,833,674	$36,456,941	$16,870,213	$17,729,964

Financial Liabilities
Other contract deposit funds	$768,628	$816,890	$713,040	$758,372
Dividend accumulations	9,702	9,702	10,061	10,061
Total	$778,330	$826,592	$723,101	$768,433

The accompanying notes are an integral part of these financial statements	Page 33

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

5.              FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) Boston.  Through its membership, the Company has issued funding agreements to the FHLB of Boston in exchange for cash advances in the amount of $313,636. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations.  As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB Boston for use in general operations would be accounted for as borrowed money.

The table below indicates the amount of FHLB Boston stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Boston.

	December 31, 2020	December 31, 2019
FHLB stock purchased/owned as part of the agreement	$17,707	$13,510
Collateral pledged to the FHLB	405,126	460,116
Funding capacity currently available	350,000	367,000
Total reserves related to funding agreement	313,636	238,461
Agreement assets and liabilities
General account assets	17,707	13,510
General account liabilities	313,636	238,461

The Company invested in Class B membership stock which is not eligible for redemption. The maximum amount of collateral pledged to the FHLB at any time during the years 2020 and 2019 was $460,116 and $552,096, respectively. The maximum amount of aggregate borrowing from FHLB at any time during the years 2020 and 2019 was $313,000 and $238,000, respectively. The actual or estimated maximum borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock as of year end 2020 and 2019 was $350,000 and $367,000, respectively.

The accompanying notes are an integral part of these financial statements	Page 34

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

6.              FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/(Liability)

The net deferred tax asset/liability at December 31, 2020 and 2019 and the change is comprised of the following components:

	December 31, 2020
	Ordinary	Capital	Total

Gross deferred tax assets	$306,286	$47,335	$353,621
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	306,286	47,335	353,621
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	306,286	47,335	353,621
Gross deferred tax liabilities	146,089	4,082	150,171
Net admitted deferred tax asset / (liability)	$160,197	$43,253	$203,450

	December 31, 2019
	Ordinary	Capital	Total

Gross deferred tax assets	$100,859	$27,411	$128,270
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	100,859	27,411	128,270
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	100,859	27,411	128,270
Gross deferred tax liabilities	83,969	—	83,969
Net admitted deferred tax asset / (liability)	$16,890	$27,411	$44,301

	Change
	Ordinary	Capital	Total

Gross deferred tax assets	$205,427	$19,924	$225,351
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	205,427	19,924	225,351
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	205,427	19,924	225,351
Gross deferred tax liabilities	62,120	4,082	66,202
Net admitted deferred tax asset / (liability)	$143,307	$15,842	$159,149

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards.  Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment.  Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

The accompanying notes are an integral part of these financial statements	Page 35

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2020
	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	156,166	47,335	203,501
Adjusted gross deferred tax assets allowed per limitation	—	—	418,088
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	150,120	—	150,120
Deferred tax assets admitted as the result of application of SSAP No. 101	$306,286	$47,335	$353,621

	December 31, 2019
	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	43,772	27,411	71,183
Adjusted gross deferred tax assets allowed per limitation	—	—	408,874
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	57,087	—	57,087
Deferred tax assets admitted as the result of application of SSAP No. 101	$100,859	$27,411	$128,270

	Change
	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	112,394	19,924	132,318
Adjusted gross deferred tax assets allowed per limitation	9,214
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	93,033	—	93,033
Deferred tax assets admitted as the result of application of SSAP No. 101	$205,427	$19,924	$225,351

The accompanying notes are an integral part of these financial statements	Page 36

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Other Admissibility Criteria

	December 31,
	2020	2019
Ratio percentage used to determine recovery period	795%	840%
Ratio percentage used to determine recovery period and threshold limitation amount	$3,950,215	$2,746,613

Impact of Tax Planning Strategies

Determination of adjusted gross deferred tax assets and net	December 31, 2020
admitted deferred tax assets, by tax character as a percentage	Ordinary	Capital	Total
Adjusted gross DTAs	306,286	47,335	353,621
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	13%	—%	11%
Net admitted adjusted gross DTAs	306,286	47,335	353,621
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	13%	—%	11%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross DTAs	100,859	27,411	128,270
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11%	—%	8%
Net admitted adjusted gross DTAs	100,859	27,411	128,270
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	11%	—%	8%

	Change
	Ordinary	Capital	Total
Adjusted gross DTAs	205,427	19,924	225,351
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	2%	—%	3%
Net admitted adjusted gross DTAs	205,427	19,924	225,351
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2%	—%	3%

Does the Company’s tax-planning strategies include the use of reinsurance?	Yes ☒	No ☐

There are no temporary differences for which deferred tax liabilities are not recognized.

The accompanying notes are an integral part of these financial statements	Page 37

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	December 31,
	2020	2019	2018
Federal income tax expense (benefit) on operations	$99,231	$46,008	$40,965
Federal income tax on net capital gains	70,397	(8,985)	3,783
Tax on litigation reserve (prior year adjustment)	—	—	(3,780)
Current year income tax expense	$169,628	$37,023	$40,968

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31,
	2020	2019	Change
Ordinary
Policyholder reserves	$63,946	$31,885	$32,061
Deferred acquisition costs	239,026	62,704	176,322
Ceding commission	274	4,741	(4,467)
Other	3,040	1,529	1,511
	306,286	100,859	205,427
Nonadmitted	—	—	—
Admitted ordinary deferred tax asset	306,286	100,859	205,427

Capital
Investments	44,464	25,864	18,600
Other	2,871	1,547	1,324
Nonadmitted	—	—	—
Admitted capital deferred tax asset	47,335	27,411	19,924
Admitted deferred tax asset	$353,621	$128,270	$225,351

Deferred tax liabilities
Ordinary
Fixed assets	$101,778	$52,616	$49,162
Investments	17,735	7,844	9,891
Reserve transition adjustment due to TCJA	3,379	4,054	(675)
Section 807(f) Adjustment	301	789	(488)
Other	22,896	18,666	4,230
	146,089	83,969	62,120
Capital
Investments	4,082	—	4,082
Deferred tax liabilities	150,171	83,969	66,202

Net deferred tax assets	$203,450	$44,301	$159,149

The accompanying notes are an integral part of these financial statements	Page 38

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	December 31, 2020			December 31, 2019
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and nonadmitted)	$306,286	$47,335	$353,621	$100,859	$27,411	$128,270	$225,351
Total deferred tax liabilities	146,089	4,082	150,171	83,969	—	83,969	66,202
Net deferred tax assets/ (liabilities)	$160,197	$43,253	$203,450	$16,890	$27,411	$44,301	$159,149
Tax effect of unrealized (gain) / losses							3,166
Change in net deferred income tax							$162,315

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company’s effective income tax rate are as follows:

	December 31, 2020
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$240,354	$50,474	21.00%
FTC	300	63	0.03%
Dividend received deduction	(10,000)	(2,100)	(0.87)%
IMR	102,162	21,454	8.93%
Tax on non-admitted assets	6,598	1,386	0.58%
Disregarded single member LLCs	(5,516)	(1,158)	(0.48)%
Ceding commission	38,252	8,033	3.34%
Tax Credits	(169,116)	(35,514)	(14.77)%
Nondeductible Expenses	69	14	0.01%
Dividend Income from Subs	(150,000)	(31,500)	(13.11)%
Return to Provision	(7,391)	(1,552)	(0.65)%
Other	(9,917)	(2,083)	(0.88)%
Nontaxable Income	(964)	(203)	(0.08)%
Total	$34,831	$7,314	3.04%

Federal income taxes incurred		99,231	41.29%
Realized capital gains (losses) tax		70,398	29.29%
Change in net deferred income taxes		(162,315)	(67.53)%
Total statutory income tax expense/(benefit)		$7,314	3.04%

As a result of tax reform (TCJA) the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

At December 31, 2020, the Company had no operating loss, capital loss, foreign tax credit or any business credit carry-forwards.  At December 31, 2020, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated life/non-life federal income tax return with its parent, Global Atlantic (Fin) Company, and its affiliates. The Company is a party to a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The accompanying notes are an integral part of these financial statements	Page 39

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The IRS routinely audits the Company’s federal income tax returns, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. In 2018, the IRS started an audit of the U.S. domiciled insurance entities’ for tax years 2014 to 2016; on January 27, 2021 the IRS issued the Revenue Agent’s Report, which included agreed upon adjustments for reserves. The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will result in a material, adverse effect on the Company’s financial condition, results of operations, or cash flow.  Therefore, no reasonable estimate can be made for tax loss contingencies and none have been recorded.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision.  As of December 31, 2020 and 2019, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable.  The Company had no unrecognized tax benefits as of December 31, 2020 and 2019.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2014.  The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

In June 2007, the Financial Accounting Standard Board (FASB) issued FASB interpretation (FIN) No. 48, According for Uncertainty in Income Taxes (FIN No. 48). The NAIC is still evaluating the applicability of FIN No. 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (SSAP No. 5R). The Company believes that its income tax filing positions and deductions will be sustained in audit, and does not anticipate any adjustments that will results in a material, adverse effect on the Company’s financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP No. 5R as modified by SSAP No. 101.

7.              REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers.  In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis.  Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy.  Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

Effective December 17, 2020, the Company entered into a reinsurance agreement with UNUM Life Insurance Company of America whereby it assumes disability business. As of December 31, 2020, there have been $7,025,868 reserves assumed and subsequently retroceded $4,918,108 of these reserves to a third party.

Effective October 15, 2020, the Company entered into a coinsurance agreement with The Guardian Annuity and Insurance Company whereby it assumes fixed annuity business. The total accumulated assumed reserves were $28,164 as of December 31, 2020.

Effective October 1, 2020, the Company entered into a coinsurance agreement with Great American Life Insurance Company whereby it assumes fixed annuity business. As of December 31, 2020, there have been $5,614,915 reserves assumed and subsequently retroceded $4,103,792 to third parties.

Effective September 10, 2020, the Company entered into a coinsurance agreement with CMFG Life Insurance Company whereby it assumes new fixed annuity business. As of December 31, 2020, there have been $31,894 reserves assumed.

The accompanying notes are an integral part of these financial statements	Page 40

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Effective July 1, 2020, the Company entered into a coinsurance agreement with John Hancock Life Insurance Company whereby it assumes blocks of bank owned life insurance. This agreement is being treated as deposit accounting. The total deposit liability established was $2,276,841 as of December 31, 2020 and subsequently retroceded $1,155,326 to third parties.

Effective July 1, 2020, the Company entered into a coinsurance agreement with United of Omaha Life Insurance Company whereby it assumes new fixed annuity business. The total accumulated assumed reserves was $98,020 as of December 31, 2020.

Effective May 7, 2020, the Company entered into a coinsurance agreement with Great American Life Insurance Company whereby it assumed a portion of fixed and fixed indexed annuities for new business only. The total accumulated assumed reserves was $447,645 as of December 31, 2020.

On April 7, 2020, the Company and its insurance subsidiaries entered into an arrangement with Ivy Co-Invest Vehicle LLC and its subsidiaries designed to deploy approximately $1,000,000 of capital provided by Ivy into qualifying reinsurance transactions alongside the Company and its subsidiaries. Under the terms of the foregoing arrangement, the Company entered into several funds withheld coinsurance agreements with Ivy Re whereby it ceded $553,339 of reserves and established a deposit receivable of $1,138,421 as of December 31, 2020.

Effective January 15, 2020, the Company entered into a coinsurance agreement with Lincoln National Life Insurance Company whereby it assumed a portion of fixed and fixed indexed annuities for new business only. Assumed reserves for this business had accumulated to $258,245 as of December 31, 2020.

On January 1, 2019, the Company entered into a coinsurance agreement with RiverSource Life Insurance Company whereby it assumed $1,654,395 of fixed annuity deposits and subsequently retroceded $1,463,178 of those deposits to an affiliated counter party.

On December 31, 2019, the Company entered into a coinsurance agreement with Guaranty Income Life Insurance Company (GILICO) whereby it assumed $619,745 of universal life and variable life deposit liabilities of $594,092 of fixed annuity deposits.  Subsequent to the transaction, $1,091,727 was retroceded to an affiliated counter party.

Effective August 13, 2019, the Company entered into a coinsurance agreement with a third party whereby it assumes blocks of payout group annuity reserves regularly.  The Company has assumed reserves totaling $895,636 for the year ended December 31, 2019 and $32.947 during 2018 as a result of this agreement.

Effective June 1, 2018, the Company entered into a coinsurance agreement with Talcott Resolution Life Insurance Company (TLIC) and Talcott Resolution Life and Annuity Insurance Company (TLIAC), whereby it assumed $7,899,829 of fixed annuity and payout annuity reserves and deposits and retroceded $855,796, to a non-affiliated reinsurer on a coinsurance basis.

Effective June 30, 2018, the Company retroceded $6,273,719 of the same reserves and deposits to GA Re, an affiliated reinsurer, on a funds withheld modified coinsurance basis.

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2020	2019	2018
Reinsurance premiums assumed	$15,812,321	$4,008,091	$7,486,686
Coinsurance reserves assumed	21,882,022	14,199,104	11,641,942
Modco reserves assumed	8,260,110	8,074,384	7,260,689

The accompanying notes are an integral part of these financial statements	Page 41

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Reinsurance ceded for the years ended December 31, is as follows:

	December 31,
	2020	2019	2018
Reinsurance premiums ceded	$10,068,996	$2,501,659	$6,393,764
Reserves and contract claims unpaid ceded	20,837,786	11,802,579	10,825,787
Reinsurance recoverable on paid losses	12,488	2,965	4,880
Modco reserves ceded	8,572,181	8,457,243	7,669,538

The effects of reinsurance for premiums for the years ended December 31, were as follows:

	December 31,
	2020	2019	2018
Life and Accident and Health Insurance
Direct	$86,465	$85,400	$92,950
Reinsurance assumed - non-affiliated	15,787,213	3,948,191	7,381,561
Reinsurance assumed - affiliated	25,109	59,900	105,125
Less: Reinsurance ceded - non-affiliated	(9,700,359)	(66,586)	(979,182)
Less: Reinsurance ceded - affiliated	(368,637)	(2,435,073)	(5,414,582)
Net premiums	$5,829,791	$1,591,832	$1,185,872

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.  Reinsurance contracts do not relieve the Company from its obligations to policyholders.  Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.  The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance).  The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence.  Based on the Company’s review of its reinsurers’ financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts at December 31, 2020 and 2019.

The accompanying notes are an integral part of these financial statements	Page 42

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

8.              PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected.  Gross premiums as represented below are net of reinsurance.  Loading is the amount added to premiums to cover operating expenses.  Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  As of December 31, 2020 and 2019, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year ended December 31,
	2020					2019
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted

Ordinary renewal	$5,086	$572	$4,514	$—	$4,514	$3,577	$723	$2,854	$—	$2,854
Total	$5,086	$572	$4,514	$—	$4,514	$3,577	$723	$2,854	$—	$2,854

The accompanying notes are an integral part of these financial statements	Page 43

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

9.              ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As of December 31, 2020, the Company’s annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$3,160,743	$6,480	$—	$3,167,223	18.3%
At book value less current surrender charge of 5% or more	5,948,502	—	—	5,948,502	34.4%
At fair value	—	—	1,617,812	1,617,812	9.4%
Total with adjustment or at fair value	9,109,245	6,480	1,617,812	10,733,537	62.1%
At book value without adjustment (minimal or no charge adjustment)	4,545,579	—	—	4,545,579	26.3%
Not subject to discretionary withdrawal:	1,950,953	—	58,163	2,009,116	11.6%
Total (gross)	15,605,777	6,480	1,675,975	17,288,232	100.0%
Less: reinsurance ceded	11,271,994	—	—	11,271,994
Total (net)	$4,333,783	$6,480	$1,675,975	$6,016,238

Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$1,397,797	$—	$—	$1,397,797	35.6%
At book value less current surrender charge of 5% or more	2	—	—	2	—%
At fair value	—	—	901	901	—%
Total with adjustment or at fair value	1,397,799	—	901	1,398,700	35.6%
At book value without adjustment (minimal or no charge adjustment)	61,550	—	—	61,550	1.6%
Not subject to discretionary withdrawal:	2,468,384	—	3	2,468,387	62.8%
Total (gross)	3,927,733	—	904	3,928,637	100.0%
Less: reinsurance ceded	1,870,510	—	—	1,870,510
Total (net)	$2,057,223	$—	$904	$2,058,127

Deposit-Type Contracts (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	946,469	—	—	946,469	36.4%
Not subject to discretionary withdrawal:	1,645,740	—	5,418	1,651,158	63.6%
Total (gross)	2,592,209	—	5,418	2,597,627	100.0%
Less: reinsurance ceded	1,813,879	—	—	1,813,879
Total (net)	$778,330	$—	$5,418	$783,748

The accompanying notes are an integral part of these financial statements	Page 44

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Reconciliaton of total annuity actuarial reserves and deposit fund liabilities amounts:

	Year Ended December 31, 2020
	General Account	Separate Account without Guarantees	Total

Life, accident & health, and supplemental contracts with life contingencies	$7,169,336	$—	$7,169,336
Separate Accounts	—	1,688,777	1,688,777
Total annuity actuarial reserves and deposit liabilites	7,169,336	1,688,777	8,858,113

As of December 31, 2020, the Company’s life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2020
	General Account			Separate Account
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$339,408	$340,233	$335,421	$—	$—	$—
Other permanent cash value life insurance	—	337,094	342,519	—	—	—
Variable universal life	86,414	86,324	89,026	537,970	537,970	497,629
Miscellaneous reseves	—	—	110	—	—	—
Not subject to discretionary withdrawal or no cash value
Term policies without cash value	—	—	1,033	—	—	—
Accidental death benefits	—	—	480	—	—	—
Disability-active lives	—	—	694	—	—	—
Disability-disabled lives	—	—	19,729	—	—	—
Miscellaneous reserves	—	14,929	—	—	41,237
Total (gross)	425,822	763,651	803,941	537,970	537,970	538,866
Less: reinsurance ceded	203,843	387,113	414,243	—	—	—
Total (net)	$221,979	$376,538	$389,698	$537,970	$537,970	$538,866

The accompanying notes are an integral part of these financial statements	Page 45

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Reconciliation of total life & accident & health reserves:

	Year Ended December 31, 2020
	General Account	Separate Account Guaranteed and nonguaranteed	Total
Life insurance reserves	$363,545	$497,629	$861,174
Accidental death benefit reserves	461	—	461
Active lives reserves	302	—	302
Disabled lives reserve	13,298	—	13,298
Miscellaneous reserves	12,092	41,237	53,329
Total life and accident & health reserves	$389,698	$538,866	$928,564

The accompanying notes are an integral part of these financial statements	Page 46

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

As of December 31, 2019, the Company’s annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2019
	General Account	Separate Account with Guarantee	Separate Account without Guarantee	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	45,041	7,081	—	52,122	0.5%
At book value less current surrender charge of 5% or more	646,519	—	—	646,519	6.1%
At fair value	12,430	—	1,628,606	1,641,036	15.5%
Total with adjustment or at fair value	703,990	7,081	1,628,606	2,339,677	22.1%
At book value without adjustment (minimal or no charge adjustment)	5,657,542	—	—	5,657,542	53.5%
Not subject to discretionary withdrawal:	2,526,822	—	55,987	2,582,809	24.4%
Total (gross)	8,888,354	7,081	1,684,593	10,580,028	100.0%
Less: reinsurance ceded	7,402,988	—	—	7,402,988
Total (net)	1,485,366	7,081	1,684,593	3,177,040

Group Annuities:

	General Account	Separate Account with Guarantee	Separate Account without Guarantee	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	32,445	—	—	32,445	1.2%
At book value less current surrender charge of 5% or more	269	—	—	269	—%
At fair value	—	—	773	773	—%
Total with adjustment or at fair value	32,714	—	773	33,487	1.2%
At book value without adjustment (minimal or no charge adjustment)	1,516,366	—	—	1,516,366	54.1%
Not subject to discretionary withdrawal:	1,253,684	—	5	1,253,689	44.7%
Total (gross)	2,802,764	—	778	2,803,542	100.0%
Less: reinsurance ceded	1,398,052	—	—	1,398,052
Total (net)	1,404,712	—	778	1,405,490

Deposit-Type Contracts (no life contingencies):

	General Account	Separate Account with Guarantee	Separate Account without Guarantee	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	—	—	—	—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	876,810	—	—	876,810	32.5%
Not subject to discretionary withdrawal:	1,814,259	—	4,148	1,818,407	67.5%
Total (gross)	2,691,069	—	4,148	2,695,217	100.0%
Less: reinsurance ceded	1,967,969	—	—	1,967,969
Total (net)	723,100	—	4,148	727,248

The accompanying notes are an integral part of these financial statements	Page 47

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Reconciliaton of total annuity actuarial reserves and deposit fund liabilities amounts:

	Year Ended December 31, 2019
	General Account	Separate Account without Guarantees	Total
Life, accident & health, and supplemental contracts with life contingencies
Separate Accounts	$3,613,179	$—	$3,613,179
Total annuity actuarial reserves and deposit liabilites	—	1,696,600	1,696,600
	3,613,179	1,696,600	5,309,779

As of December 31, 2019, the Company’s life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2019
	General Account			Separate Account-Guranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$355,303	$358,238	$354,031	$—	$—	$—
Other permanent cash value life insurance	—	360,780	366,437	—	—	—
Variable universal life	88,919	88,833	90,700	512,230	512,230	472,874
Miscellaneous reseves	—	—	108	—	—	—
Not subject to discretionary withdrawal or no cash value
Term policies without cash value	—	—	1,159	—	—	—
Accidental death benefits	—	—	509	—	—	—
Disability-active lives	—	—	863	—	—	—
Disability-disabled lives	—	—	19,901	—	—	—
Miscellaneous reserves	—	16,000	—	—	40,506
Total (gross)	444,222	807,851	849,708	512,230	512,230	513,380
Less: reinsurance ceded	214,452	412,046	440,491	—	—	—
Total (net)	$229,770	$395,805	$409,217	$512,230	$512,230	$513,380

The accompanying notes are an integral part of these financial statements	Page 48

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Reconciliation of total life & accident & health reserves:

	Year Ended December 31, 2019
	General Account	Separate Account without Guarantees	Total
Life insurance reserves	$382,231	$472,874	$855,105
Accidental death benefit reserves	487	—	487
Active lives reserves	339	—	339
Disabled lives reserve	13,437	—	13,437
Miscellaneous reserves	12,723	40,506	53,229
Total life and accident & health reserves	409,217	513,380	922,597

The accompanying notes are an integral part of these financial statements	Page 49

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

10.       ACCIDENT AND HEALTH POLICY AND CLAIM LIABILITIES

Substantially all of the Company’s accident and health policies are ceded to third parties.  The following table provides details regarding the Company’s accident and health policy reserves:

	December 31,
	2020	2019
Direct	$6,769	$7,655
Reinsurance assumed - non-affiliated	6,913,221	59
Less: reinsurance ceded - affiliated	(97)	(113)
Less: reinsurance ceded - non-affiliated	(4,845,889)	(7,526)
Net reserves	$2,074,004	$75

The Company regularly updates its estimates of policy and claims liabilities as new information becomes available and further events occur which may affect the resolution of unsettled claims for its accident and health line of business.  Changes in prior estimates are generally reflected in results of operations in the year such changes are determined to be needed.

11.       CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends and other distributions to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Massachusetts statutes, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the MADOI, is limited to the greater of the Company’s statutory net gains from operations of the preceding December 31 or 10% of the statutory policyholder’s surplus as of the preceding December 31.  Dividends must be paid from unassigned funds. In 2021, the maximum ordinary dividend the Company may declare without receiving prior approval from the MADOI is $336,393.

No dividend was paid in 2020 or 2019.

On December 29, 2020 the Company received a $340,000 capital contribution paid by Global Atlantic (Fin) Company, its sole shareholder.

The Company’s unassigned surplus was impacted by each item below as follows:

	December 31,
	2020	2019
Unrealized gains (losses)	$663,423	$643,144
Nonadmitted asset values	(2,452)	(9,051)
Asset valuation reserves	(91,432)	(44,881)
Provision for reinsurance	(2,634)	(2,168)

The Company must meet minimum capital and surplus requirements under a RBC formula.  RBC is the standard measurement of an insurance company’s required capital on a statutory basis.  It is calculated by using a formula that applies factors to various assets, premium, and statutory reserve items.  The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk.  Regulatory action is tied to the amount of a company’s surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $993,547 at December 31, 2020.

The accompanying notes are an integral part of these financial statements	Page 50

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

On December 14, 2018, with the approval of the MADOI, the Company terminated its existing $620,000 surplus note and settled accrued interest of $7,328. At the same time, the Company issued a new surplus note to Finco with a face amount of $820,000 and an interest rate of 6.25%. As consideration for this increased surplus note, the Company received a net $200,000 in cash, related to note principal, from these transactions.

12.       RELATED PARTY TRANSACTIONS

Service Agreements

The Company and its subsidiaries entered into a Services and Expense Agreement with Global Atlantic Financial Group Limited (GAFG) and GA Finco under which GAFG and GA Finco and their affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the MADOI. The Company recognized $10,108 and $41,269 in intercompany charges for 2020 and 2019, respectively.

The Company pays portfolio management fees to Goldman Sachs Asset Management (GSAM), a related party of Goldman Sachs Group Inc. in connection with the Company’s variable products, certain separate accounts invest in funds of the Goldman Sachs Variable Insurance Trust (GSVIT) and Goldman Sachs Trust (GST). Management fees are paid directly to GSAM by GSVIT and GST and to GSAM for investment management by the Company. Certain distribution and administration fees are payable to the Company by Goldman Sachs & Co. (GSCO) and GSAM. This resulted in a payable to GSAM of $4,362 and $4,349 at December 31, 2020 and 2019, respectively and expenses of $2,650 and $2,558 for the periods ending December 31, 2020 and 2019, respectively which are included in the intercompany charges above.

The Company has funds withheld agreements with related parties. Amounts due from affiliates related to funds withheld agreements were $44,019 and $47,391 as of December 31, 2020 and 2019 respectively. Amounts due to affiliates related to funds withheld agreements were $2,675 and $2,102 as of December 31, 2020 and 2019, respectively.  All intercompany balances related to funds withheld agreements are settled subsequent to year end.

The Company has agreements with affiliated parties FAFLIC and GA Re to receive certain fee income related to policyholder administration of $25,778 and $25,596 for the years ended December 31, 2020 and 2019, respectively. The Company also has agreements with affiliated party FLIC to provide reimbursement of certain fees related to policyholder administration of $2,107 and $2,694 for the years ended December 31, 2020 and 2019, respectively.  Additionally, the Company had $6,048 and $3,634 receivable at December 31, 2020 and 2019, respectively.

Payable/Receivables from Affiliates

As of December 31, 2020 and 2019, the Company reported $5,677 and $3,096 due to affiliates and $1 and $1,299 due from affiliates.  All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The accompanying notes are an integral part of these financial statements	Page 51

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company and certain subsidiaries and affiliates are part of an intercompany borrowing arrangement whereby companies may borrow from one another on a short-term basis for various purposes.  In May 2019, the Company borrowed $50,000 for a one month period to support certain investing activities.  In May 2018, the Company borrowed $260,000 for a one month period to support certain investing activities, and in November 2018, the Company borrowed $200,000 to support certain investing activities in advance of upsizing its surplus note by the same amount. The Company did not have any borrowings outstanding as of December 31, 2020 and 2019.

Guarantees or Contingencies for Related Parties

In connection with the acquisition of the Company, GAFG, a Bermuda company, provided certain written assurances (the 2013 Keepwell Agreement) to the Commissioner of the MADOI (the Commissioner).  GAFG agreed to make capital contributions to the Company, subject to a maximum of $250,000, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100% of the Company Action Level.  Such assurances have been provided solely to the Commissioner by GAFG, and terminate in 2018 or at such time as Goldman Sach’s owns less than 10% of the voting securities of GAFG.

On December 19, 2012, the Company entered into an agreement to guarantee the performance of FAFLIC, related to the insurance of a block of fixed annuities. The remaining liabilities of this block of business at December 31, 2020 and 2019 were $867,726 and $936,700, respectively.

13.       COMMITMENTS AND CONTINGENCIES

Litigation

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business.

The third party to the Stock Purchase Agreement entered into by the Company on July 30, 2008 has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in said agreement.  Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company’s financial condition.

Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

In connection with the process of converting over 500,000 in-force life insurance policies (representing policies for the Company’s subsidiaries FAFLIC and Accordia) from systems managed by Athene Holdings Limited (“Athene” a non-affiliated Company) to the platform of one of our third party services providers DXC, or the “Conversion”, the Company, FAFLIC and Accordia expect to incur a variety of litigation-related costs.  On June 13, 2018 Accordia received notice of a regulatory matter from the California Department of Insurance regarding administration issues relating to certain California life insurance policies reinsued by Accordia which are administered by DXC.  On August 19, 2020 Accorida and the California Department of Insurance resolved the dispute, whereby Accordia paid a $11,500 fine and agreed to perform certain corrective actions for California policyholders impacted by conversion.

The accompanying notes are an integral part of these financial statements	Page 52

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies.  Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.  The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Commitments

The Company has operational servicing agreements with third party administrators for contract / policy administration over certain of the Company’s fixed annuity, traditional life, variable annuity, and variable universal life business.  Additionally, there is a professional services agreement to manage certain aspects of the Company’s reinsurance portfolio.

As of December 31, 2020 the purchase commitments relating to the agreement with the third party administrator were as follows:

2021	$6,730
2022	5,839
2023	2,522
2024	1,524
2025 and thereafter	5,656
Total	$22,271

The Company has funding commitments subsequent to December 31, 2020 for the following:

Commercial Mortgage Loans and Other Lending Facilities	$191,705
Limited Partnerships and LLC’s	5,194

14.       SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2020 through March 31, 2021, the date that these financial statements were available to be issued, and determined that there is no Type I Recognized, and the following Type II subsequent events:

On March 23, 2021, the MA DOI approved the 90% retrocession to GA Re, an affiliated reinsurer, of various reinsurance deals, described in footnote 7- Reinsurance.  The original reinsurance agreements subject to the retrocession agreement originated with cedants UNUM Life Insurance Company of America, Great American Life Insurance Company, John Hancock Life Insurance Company, Mass Mutual Life Insurance Company, and Banner Life Insurance Company.  Reserves expected to be ceded on March 31, 2021, as a result of this transaction are approximately $6,267.0 million.

The accompanying notes are an integral part of these financial statements	Page 53

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

KKR acquisition

On February 1, 2021, subsequent to the end of the reporting period, KKR completed the acquisition of GAFG by Magnolia, a KKR subsidiary, as contemplated by the Merger Agreement. The total purchase price for the transaction was $4.7 billion, subject to certain post-closing purchase price adjustments as provided in the Merger Agreement.

At the closing of the transaction, or the “Closing,” Merger Sub (a direct wholly-owned subsidiary of Magnolia) merged with and into GAFG, or the “GA Merger,” with GAFG continuing as the surviving entity and as a direct wholly-owned subsidiary of Magnolia, and immediately thereafter, GAFLL merged with and into GAFG, or the “Life Merger” and, together with the GA Merger, the “Mergers.”

In connection with the Closing, Magnolia changed its name to The Global Atlantic Financial Group LLC, or “TGAFG,” and became the new holding company of Global Atlantic’s business. Also in connection with the Closing, certain previous shareholders of GAFG and GAFLL elected to participate in an equity roll-over to become shareholders of TGAFG, and new co-investors agreed to fund in cash a portion of the purchase price to become shareholders of TGAFG. Following these roll-overs and coinvestments, KKR owns 61.1% of TGAFG as of the Closing, which percentage is subject to change due to certain post-closing purchase price adjustments as provided in the Merger Agreement. In addition, the aforementioned roll-over syndication process was used to generate $250 million of additional equity capital to fund Global Atlantic’s business needs.

The aggregate merger consideration was allocated among each of the GAFG’s and GAFLL’s outstanding ordinary shares, incentive shares and equity awards in accordance with their terms. Under the terms of the Merger Agreement and in accordance with the applicable plan documentation, unvested GAFG restricted share awards converted into the right to receive a number of TGAFG book value units having the same value as the GAFG restricted share award immediately prior to the closing.

15.       COMPOSITION OF OTHER ASSETS AND LIABILITIES

Other assets consist of the following:

	December 31,
	2020	2019
Guaranty funds receivable or on deposit	$545	$558
Receivables letter of credit	—	2,517
Miscellaneous receivables	31,142	999
Total other assets	$31,687	$4,074

Other liabilities consist of the following:

	December 31,
	2020	2019
Payables in process	$13,370	$14,842
Policyholder liabilities	2,034	395
Payable For Securities Acquire	72,495	32,858
Letters of credit payable	—	2,042
Miscellaneous liabilities	8,112	3,137
Derivative liabilities	8,887	42,007
Total other liabilities	$104,898	$95,281

The accompanying notes are an integral part of these financial statements	Page 54

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Other income consist of the following:

	December 31,
	2020	2019	2018
Net assumed adjustment to IMR	$(90,421)	$(1,298)	$(36,664)
Service fee revenue	8,978	9,266	9,668
Guarantee minimum benefit rider fees	6,394	6,441	6,450
FwH Realized Bonds Ceded	20,841	25,771	(3,062)
Considerations for supp contracts with life cont	3,814	4,023	221
Other income	(2,736)	3,763	3,187
Total other income	$(53,130)	$47,966	$(20,200)

16.       INVESTMENTS IN AFFILIATES

The Company owns three subsidiaries as of December 31, 2020.  FAFLIC is a stock life insurance company organized under the laws of Massachusetts.  Accordia is a stock life insurance company organized under the laws of Iowa.  FLIC is a stock life insurance company organized under the laws of Indiana.  All subsidiaries are 100% owned by the Company and are accounted for under the equity method.

Accordia follows Iowa Administrative Code (IAC) Section 191-97, Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve, which reflects a departure from NAIC SAP.  As a result, Accordia’s net income from operations decreased by $5,075 for the year ended December 31, 2020 and Accordia’s statutory surplus decreased by $265,611 as of December 31, 2020.  Had Accordia not used this prescribed practice, the NAIC SAP basis RBC levels would not have triggered a regulatory event.

FLIC, with the permission of the Commissioner of Insurance in the State of Indiana, uses the Plan Type A discount rate with a guaranteed duration of less than 5 years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013.  As a result, FLIC’s net income from operations increased by $3,717 for the year ended December 31, 2020 and FLIC’s statutory surplus decreased by $26,577 as of December 31, 2020.  Had FLIC not used this permitted practice, the NAIC SAP basis RBC levels would not have triggered a regulatory event.

The Company made capital contributions to Accordia in the amount of $250,000 and $100,000 in 2020 and 2019, respectively.

On December 18, 2020, the Company received a $100,000 cash extraordinary dividend from FAFLIC, which was accounted for as a return of capital.

On December 18, 2020, the Company received a $150,000 cash dividend from FLIC.

On May 31, 2019, the surplus note issued by FLIC in the amount of $365,000 was cancelled.  Upon cancellation of the note, it was deemed a capital contribution to FLIC.

The accompanying notes are an integral part of these financial statements	Page 55

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Summarized financial information for subsidiaries from the annual statement for the years ended December 31 is as follows:

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS

	2020	2019
ASSETS
Investments	$48,453,077	$44,695,668
Other assets	2,754,131	1,648,397
Separate account assets	3,236,422	3,299,823
Total assets	$54,443,630	$49,643,888

LIABILITIES
Benefit and loss reserves	$31,060,980	$28,589,828
Other liabilities	17,224,328	14,883,285
Separate account liabilities	3,236,422	3,299,823
Total liabilities	51,521,730	46,772,936

Stockholder’s equity	2,921,900	2,870,952
Total liabilities and stockholder’s equity	$54,443,630	$49,643,888

STATEMENTS OF OPERATIONS

	2020	2019
REVENUE
Premiums, commissions and fees	$4,723,952	$5,770,482
Net investment income and other income	1,987,695	2,290,829
Total Revenue	6,711,647	8,061,311

BENEFITS AND EXPENSES
Benefits	5,283,604	6,006,109
Commissions and other underwriting expenses	441,576	509,381
Interest and other expenses	935,560	1,226,626
Federal income tax expense	(102,217)	381
Total benefits and expenses	6,558,523	7,742,497

Realized capital gains / (losses)	(267,651)	(84,904)
Net income / (loss)	$(114,527)	$233,910

The Company’s purchase of Accordia (which at the time of acquisition was named Presidential Life Insurance Company — USA) under the statutory purchase method of accounting on September 30, 2013, created goodwill of $2,000. The Company’s purchase of FLIC under the statutory purchase method of accounting on January 2, 2014, created goodwill of $74,000. Pursuant to SSAP No. 68, $30,376 of the goodwill was deemed an admitted asset at December 31, 2020.  Goodwill is recognized as part of the carrying amount of the investment in subsidiary and

The accompanying notes are an integral part of these financial statements	Page 56

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

amortized on a straight line basis over a ten year period.  Goodwill amortization expense was $7,607 and $7,607 for the years ended December 31, 2020 and December 31, 2019 respectively.

17.       SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity and variable life transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s separate account statement includes legally insulated assets of $2,235,210 and $2,216,844 as of December 31, 2020 and 2019, respectively. The assets legally insulated from the general account as of December 31, 2020 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	(Not Legally Insulated)

Variable annuities	$1,695,836	$—
Variable life insurance products	539,374	—
Total	$2,235,210	$—

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. Some variable annuities provide a guaranteed minimum income benefit, for which a level of payments is guaranteed to the annuitant regardless of the performance of the market.  The maximum amount associated with death benefit guarantees, and income benefit guarantees for 2020 was $393,580 with associated risk charges paid by the separate account to compensate for these risks of $1,300.

The maximum amount associated with death benefit guarantees, and income benefit guarantees for 2019 was $475,543 with associated risk charges paid by the separate account to compensate for these risks of $1,500.

Information regarding the Separate Accounts of the Company as of December 31, 2020 is as follows:

2020	Indexed	Non-Indexed Guarantee Less than / equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$—	$—	$—	$26,904	$26,904
Reserves
For accounts with assets at:
At fair value	—	6,480	—	2,221,162	2,227,642
By withdrawal characteristics
With MV adjustment	—	6,480	—	—	6,480
At fair value	—	—	—	2,168,240	2,168,240
Not subject to discretionary withdrawal	—	—	—	52,922	52,922
Total	$—	$6,480	$—	$2,221,162	$2,227,642

The accompanying notes are an integral part of these financial statements	Page 57

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2020 is as follows:

Transfers to separate accounts	$26,904
Transfers from separate accounts	(242,664)
Net transfers from separate accounts	(215,760)
Reconciling adjustments:
Administration and policy fees	(27,392)
Reinsurance	182,791
Transfers as reported in the statements of operations	$(60,361)

Information regarding the Separate Accounts of the Company as of December 31, 2019 is as follows:

2019	Indexed	Non-Indexed Guarantee Less than / equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$—	$—	$—	$22,743	$22,743
Reserves
For accounts with assets at:
At fair value	—	7,081	—	2,202,899	2,209,980
By withdrawal characteristics
With MV adjustment	—	7,081	—	—	7,081
At fair value	—	—	—	2,151,852	2,151,852
Not subject to discretionary withdrawal	—	—	—	51,047	51,047
Total	$—	$7,081	$—	$2,202,899	$2,209,980

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2019 is as follows:

Transfers to separate accounts	$22,743
Transfers from separate accounts	(272,766)
Net transfers from separate accounts	(250,023)
Reconciling adjustments:
Administration and policy fees	(28,033)
Reinsurance	215,962
Transfers as reported in the statements of operations	$(62,094)

The accompanying notes are an integral part of these financial statements	Page 58

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Notes to Financial Statements - Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

18. RECONCILIATION TO ANNUAL STATEMENT

The following schedule reconciles amounts reported by the Company to regulatory authorities to the amounts as reported in the accompanying statutory financial statements as of and for the year ended December 31, 2019.

	Net cash from operations	Net cash from investments	Net cash from financing	Net change in cash
As reported in the 2019 statutory annual statement	$(595,304)	$(340,221)	$612,326	$(323,200)

Net change in funds held for reinsurers	1,483,782	—	(1,483,782)	—
Surplus note interest reclassification	(40,859)	—	40,859	—

As reported in Audited Financial Statements	$847,619	$(340,221)	$(830,598)	$(323,200)

The accompanying notes are an integral part of these financial statements	Page 59

SUPPLEMENTARY INFORMATION

The accompanying notes are an integral part of these financial statements	Page 60

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2020

(Dollars in thousands)

Investment income earned
Bonds, term notes and loans	$679,340
Preferred stocks	1,586
Common stocks	150,705
Mortgage loans	93,512
Premium notes, policy loans and liens	22,190
Cash equivalents and short-term investments	5,727
Other invested assets	2,830
Miscellaneous income	6,847
Gross investment income	$962,737

Other long term assets - statement value	$297,010

Bonds and short-term investments by maturity and class
By maturity (weighted based on future cashflows) - statement value
Due within one year or less	$1,142,190
Over 1 year through 5 years	7,378,273
Over 5 years through 10 years	8,446,803
Over 10 years	6,330,217
Over 20 years	7,210,128
Total by maturity	$30,507,611

By class - statement value
Class 1	$19,426,267
Class 2	10,328,037
Class 3	466,803
Class 4	57,800
Class 5	222,995
Class 6	5,709
Total by class	$30,507,611

Total bonds publicly traded	$18,364,701
Total bonds privately traded	12,142,910
Total	$30,507,611

The accompanying notes are an integral part of these financial statements	Page 61

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2020

(Dollars in thousands)

Mortgage loans on real estate (book value including nonadmitted portion):
Commercial mortgages	$1,960,348
Residential mortgages	587,941
Total	$2,548,289

Mortgage loans on real estate by standing (book value):
Good standing	$2,545,246
Interest overdue more than 90 days, not in foreclosure	3,043
Total	$2,548,289

Collateral loans	$8,855

Stock of parents, subsidiaries, and affiliates (book value including nonadmitted portion) - common stock	$2,907,062

Preferred stocks - statement value	$34,828

Common stocks - market value	$2,924,769

Options, caps & floors owned - statement value	$64,473

Short-term investments—book value	$124,575
Cash equivalents - book value	1,181,970
Cash on deposit	319,279
Total	$1,625,824

The accompanying notes are an integral part of these financial statements	Page 62

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2020

(Dollars in thousands)

Life insurance in force
Ordinary life	$2,420,345
Group life	$121,733

Amount of accidental death insurance in force under ordinary policies	$126,752

Life insurance policies with disability provisions in force
Ordinary life	$1,461,408
Group life	$54

Supplementary contracts in force
Ordinary - involving life contingencies
Amount on deposit	$2,201
Amount of income payable	$230

Ordinary - not involving life contingencies
Amount on deposit	$3,910
Amount of income payable	$29,615

Group - involving life contingencies
Amount on deposit	$—
Amount of income payable	$—

Group - not involving life contingencies
Amount on deposit	$—
Amount of income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$13,724
Deferred - fully paid account balance	$2,627,910
Deferred - not fully paid account balance	$2,171,651

Group
Immediate - amount of income payable	$157,205
Deferred - fully paid account balance	$145,489
Deferred - not fully paid account balance	$5,445

Deposit funds and dividend accumulations:
Deposit funds - account balance	$604,848
Dividend accumulations - account balance	$9,701

The accompanying notes are an integral part of these financial statements	Page 63

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2020

(Dollars in thousands)

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Other	$245
$245

Claim payments:
Other accident and health -
2020	$1,708
2019	$1,789

Claims reserves:
2020	$6,593,729
2019	$7,396

The accompanying notes are an integral part of these financial statements	Page 64

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2020

(Dollars in thousands)

Investment Risk Interrogatories

1.              The Company’s admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $40,528,545 at December 31, 2020.

2.              The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans:

Investment Category	Issuer		Amount	Percentage of Total Admitted Assets
Common Stock	2.01	Forethought Life Insurance Company	$1,970,998	4.9%
Common Stock	2.02	Accordia Life and Annuity Company	820,506	2.0%
Long Term Bonds	2.03	BLUE EAGLE 2020	673,787	1.7%
Long Term Bonds	2.04	FDF_18-4A	410,499	1.0%
Long Term Bonds	2.05	BLUE EAGLE 2018	354,523	0.9%
Long Term Bonds	2.06	MACT TRUST MACT_19-1	327,342	0.8%
Long Term Bonds	2.07	ANCHF_18-6A	317,497	0.8%
Long Term Bonds	2.08	SP SOLAR 4 DEBT	310,444	0.8%
Long Term Bonds	2.09	ISRAEL (STATE OF)	274,227	0.7%
Long Term Bonds	2.10	GTCOP_12-1A	264,109	0.7%

3.              The amount and percentage of the Company’s total admitted assets held in bonds and preferred stocks by NAIC rating are as follows:

Bonds NAIC Rating		Amount	Percentage of Total Admitted Assets	Preferred Stock NAIC Rating		Amount	Percentage of Total Admitted Assets
3.01	NAIC-1	$19,426,267	47.9%	3.07	P/RP-1	$7,976	—%
3.02	NAIC-2	10,328,037	25.5%	3.08	P/RP-2	26,852	0.1%
3.03	NAIC-3	466,803	1.2%	3.09	P/RP-3	—	—%
3.04	NAIC-4	57,800	0.1%	3.10	P/RP-4	—	—%
3.05	NAIC-5	222,995	0.6%	3.11	P/RP-5	—	—%
3.06	NAIC-6	5,709	—%	3.12	P/RP-6	—	—%
		$30,507,611	75.3%			$34,828	0.1%

4.              Assets held in foreign investments are as follows:

		Amount	Percentage of Total Admitted Assets

4.02	Total admitted assets held in foreign investments	$4,044,304	10.0%
4.03	Foreign-currency-denominated investments	$—	—%

The accompanying notes are an integral part of these financial statements	Page 65

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2020

(Dollars in thousands)

5.              Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets

5.01	Countries rated NAIC-1	$3,978,425	9.8%
5.02	Countries rated NAIC-2	60,665	0.2%
5.03	Countries rated NAIC-3 or less	5,214	—%
		$4,044,304	10.0%

6.

7.              Largest foreign investment exposure to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets

Countries rated NAIC-1
6.01 Cayman Islands	$1,260,697	3.1%
6.02 United Kingdom	836,605	2.1%
Countries rated NAIC-2
6.03 Italy	37,769	0.1%
6.04 Mexico	22,896	0.1%
Countries rated NAIC-3
6.05 Barbados	5,214	—%
	$2,163,181	5.4%

7-9.                                             Assets held in unhedged foreign currency exposure are less than 2.5% of the Company’s total admitted assets.

The accompanying notes are an integral part of these financial statements	Page 66

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2020

(Dollars in thousands)

10.       Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer		NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01	US MASTERS RESIDENTIAL PROPERTY FUND	Mortgage Loan	$224,841	0.6%
10.02	HSBC HOLDINGS PLC	1 & 2	116,473	0.3%
10.03	NORWAY (KINGDOM OF)	1	105,145	0.3%
10.04	SIEMENS AG	1	103,008	0.3%
10.05	ORANGE SA	2	93,842	0.2%
10.06	ASTRAZENECA PLC	2	89,953	0.2%
10.07	ROYAL DUTCH SHELL PLC	1	88,175	0.2%
10.08	FDF_18-4A	1	86,499	0.2%
10.09	ANCHF_18-6A	1	79,497	0.2%
10.10	TELEFONICA SA	2	76,581	0.2%

11.       Assets held in Canadian investments are less than 2.5% of the Company’s total admitted assets.

12.       Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’ total admitted assets.

13.       Assets held in equity interests:

Issuer		Amount	Percentage of Total Admitted Assets
13.02	Forethought Life Insurance Company	$1,970,998	4.9%
13.03	Accordia Life and Annuity Company	820,506	2.0%
13.04	First Allmerica Financial Life Insurance Company	115,558	0.3%
13.05	NEW YORK LIFE Sub	49,010	0.1%
13.06	WAPELLO SOLAR, LLC	26,063	0.1%
13.07	MTP ENERGY OPPORTUNITIES FUND	17,811	—%
13.08	FEDERAL HOME LOAN BANK OF BOST	17,707	—%
13.09	MASSMUTUAL FINANCIAL GROUP	9,351	—%
13.10	PUBLIC STORAGE	8,950	—%
13.11	GUARDIAN LIFE AM	8,374	—%

14.       Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

15.       Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

The accompanying notes are an integral part of these financial statements	Page 67

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2020

(Dollars in thousands)

16.       With respect to mortgage loans reported in Schedule B, the Company’s ten largest aggregate mortgage interests are as follows:

	Type	Amount	Percentage of Total Admitted Assets
16.02	Residential	$188,100	0.5%
16.03	Commercial	100,941	0.2%
16.04	Commercial	91,785	0.2%
16.05	Commercial	85,750	0.2%
16.06	Commercial	75,852	0.2%
16.07	Commercial	58,459	0.1%
16.08	Commercial	55,734	0.1%
16.09	Commercial	54,135	0.1%
16.10	Commercial	50,150	0.1%
16.11	Commercial	44,000	0.1%

17.       Aggregate mortgage loans have the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Loan to Value	Commercial Amount	Residential Amount	Agricultural Amount	Percentage of Total Admitted Assets
17.01	above 95%	—	657	—	—%
17.02	91 to 95%	—	718	—	—%
17.03	81 to 90%	—	9,256	—	—%
17.04	71 to 80%	165,718	81,882	—	0.6%
17.05	below 70%	1,794,630	495,427	—	5.7%

18.       Assets held in real estate loans are less than 2.5% of the Company’s total admitted assets.

19.       Assets held in mezzanine real estate loans are less than 2.5% of the Company’s total admitted assets.

20.       The Company did not have any securities lending, repurchase, reverse repurchase, dollar repurchase and dollar reverse repurchase agreements.

The accompanying notes are an integral part of these financial statements	Page 68

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2020

(Dollars in thousands)

21.       Amounts and percentages of the reporting entity’s total admitted assets for warrants attached to other financial instruments, options, caps and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets

21.01	Hedging	$66,322	0.2%	$(1,849)	—%
21.02	Income generation	—	—%	—	—%
21.03	Other	—	—%	—	—%
		$66,322	0.2%	$(1,849)	—%

22.       Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps and forwards:

		At Year End		At End of Each Quarter
		1	2	1st Quarter	2nd Quarter	3rd Quarter
22.01	Hedging	12,107	—%	$14,579	$10,877	$10,673
22.02	Income generation	—	—%	—	—	—
22.03	Replications	—	—%	—	—	—
22.04	Other	—	—%	—	—	—

23.       Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts:

		At Year End		At End of Each Quarter
		1	2	1st Quarter	2nd Quarter	3rd Quarter
23.01	Hedging	$42,414	0.1%	$93,256	$50,939	$43,883
23.02	Income generation	—	—%	—	—	—
23.03	Replications	—	—%	—	—	—
23.04	Other	—	—%	—	—	—

The accompanying notes are an integral part of these financial statements	Page 69

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Summary Investment Schedule

December 31, 2020

(Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
Long Term Bonds:
U.S. governments	650,965	1.71%	650,965	1.71%
All other governments	191,727	0.50%	191,727	0.50%
U.S. states, territories and possessions, etc. guaranteed	364,582	0.96%	364,582	0.96%
U.S. political subdivisions of states, territories, and possessions, guaranteed	155,251	0.41%	155,251	0.41%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	2,302,028	6.07%	2,302,028	6.07%
Industrial and miscellaneous	26,298,382	69.24%	26,298,382	69.24%
Parent, subsidiaries and affiliates	97,607	0.26%	97,607	0.26%
Unaffiliated Bank loans	33,135	0.09%	33,135	0.09%
Total long-term bonds	30,093,677	79.24%	30,093,677	79.24%
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	34,828	0.09%	34,828	0.09%
Total preferred stocks	34,828	0.09%	34,828	0.09%
Common Stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	17,707	0.05%	17,707	0.05%
Parent, subsidiaries and affiliates Other	2,907,062	7.66%	2,907,062	7.66%
Total common stocks	2,924,769	7.71%	2,924,769	7.71%
Mortgage Loans:
Residential mortgages	587,941	1.55%	587,941	1.55%
Commercial mortgages	1,885,518	4.96%	1,885,518	4.96%
Mezzanine real estate loans	74,830	0.20%	74,830	0.20%
Total mortgage loans	2,548,289	6.71%	2,548,289	6.71%
Cash	319,279	0.84%	319,279	0.84%
Cash equivalents	1,181,970	3.11%	1,181,970	3.11%
Short-term investments	124,575	0.33%	124,575	0.33%
Contract loans	358,401	0.94%	358,401	0.94%
Derivatives	96,545	0.25%	96,545	0.25%
Other invested assets	277,985	0.73%	277,985	0.73%
Receivables for securities	19,025	0.05%	19,025	0.05%
Total invested assets	37,979,343	100.00%	37,979,343	100.00%

* Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

The accompanying notes are an integral part of these financial statements	Page 70

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Reinsurance Disclosures

December 31, 2020

(Dollars in thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.              Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply:               7

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☒  No ☐ N/A ☐

2.              Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☐

3.              Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.              Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.              Provisions that permit settlements to be made less frequently than quarterly;

c.               Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.              The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

e.

Yes ☐ No ☒

4.              Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

The accompanying notes are an integral part of these financial statements	Page 71

Commonwealth Annuity and Life Insurance Company

(A wholly-owned subsidiary of Global Atlantic Financial Group Limited)

Supplemental Schedule of Reinsurance Disclosures

December 31, 2020

(Dollars in thousands)

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance — new for the reporting period	Yes ☒ No ☐	Fidelity Mutual Insurance	N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.              Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.              Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.              Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

The accompanying notes are an integral part of these financial statements	Page 72